     As filed with the Securities and Exchange Commission on April 26, 2002

                   Registration Nos. 333- 44876 and 811- 04844

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                       [   ]
                                      -----
         Post-Effective Amendment No.  4                                   [ X ]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.   29                                                [ X ]
                       -----

                        (Check appropriate box or boxes)

             Separate Account I of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                           -------------

                             G. Stephen Wastek, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
          x  on (May 1, 2002) pursuant to paragraph (b) of Rule 485
         ---
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(1) of Rule 485
         ---
             75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(2) of Rule 485
         ---

If appropriate, check the following box:

             this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS

                                   ANNUICHOICE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account I funds the variable annuity contract. You may allocate contributions to various available investment divisions of the Separate Account, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of the Portfolios of the following mutual funds or unit investment trusts (UIT):


FIDELITY VIP FUNDS                                           THE LEGENDS FUND
Fidelity VIP Asset Manager                                   Baron Small Cap
Fidelity VIP Asset Manager: Growth                           Gabelli Large Cap Value
Fidelity VIP Balanced                                        Harris Bretall Sullivan & Smith Equity Growth
Fidelity VIP Contrafund                                      Third Avenue Value
Fidelity VIP Equity-Income
Fidelity VIP Growth                                          PUTNAM FUNDS
Fidelity VIP Growth & Income                                 Putnam VT Growth and Income Fund
Fidelity VIP Growth Opportunities                            Putnam VT International Growth
Fidelity VIP High Income                                     Putnam VT Small Cap Value Fund
Fidelity VIP Index 500                                       Putnam VT Voyager Fund II
Fidelity VIP Investment Grade Bond
Fidelity VIP Mid-Cap                                         SCUDDER VIT FUNDS
Fidelity VIP Money Market                                    Scudder EAFE Equity Index Fund
Fidelity VIP Overseas                                        Scudder Equity 500 Index Fund
                                                             Scudder Small Cap Index Fund
JANUS ASPEN SERIES
Janus Aspen Series Aggressive Growth                         TOUCHSTONE VARIABLE SERIES TRUST
Janus Aspen Series Balanced                                  Touchstone Balanced Fund
Janus Aspen Series Capital Appreciation                      Touchstone Bond Fund
Janus Aspen Series Core Equity                               Touchstone Emerging Growth Fund
Janus Aspen Series Growth                                    Touchstone Enhanced 30 Fund
Janus Aspen Series International Growth                      Touchstone Growth & Income Fund
Janus Aspen Series Strategic Value                           Touchstone Growth/Value Fund
Janus Aspen Series Worldwide Growth                          Touchstone High Yield Fund
                                                             Touchstone International Equity Fund
J.P. MORGAN SERIES TRUST II                                  Touchstone Large Cap Growth Fund
J.P. Morgan Bond                                             Touchstone Money Market Fund
J.P. Morgan International Opportunities                      Touchstone Small Cap Value Fund
J.P. Morgan Mid Cap Value                                    Touchstone Value Plus Fund

MFS FUNDS                                                    VAN KAMPEN PORTFOLIOS
MFS Capital Opportunities                                    Van Kampen UIF Emerging Markets Debt
MFS Emerging Growth                                          Van Kampen UIF U.S. Real Estate
MFS Investors Growth Stock                                   Van Kampen UIT Bandwidth & Telecommunications
MFS Investors Trust                                          Van Kampen UIT Biotechnology & Pharmaceutical
MFS Mid Cap Growth                                           Van Kampen UIT Internet
MFS New Discovery                                            Van Kampen UIT Morgan Stanley High-Tech 35(SM)
MFS Research                                                 Van Kampen UIT Morgan Stanley U.S. Multinational(SM)
MFS Total Return

We also offer Guaranteed Rate Options (GROs) and Systematic Transfer Options
(STOS), together referred to as FIXED ACCOUNTS. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased below an amount equal to your allocation into a GRO account increased by any Added Value Option credits, less prior withdrawals, plus 3% interest compounded annually, less administrative or Added Value Option charges (MINIMUM VALUE). Withdrawal charges, an annual administrative charge, and recapture of the Added Value Option may apply and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER INVESTMENT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTIONS TO THE TWELVE-MONTH STO WITHIN ONE YEAR OF CONTRIBUTION. THIS IS DONE ON A MONTHLY OR QUARTERLY BASIS.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current Portfolio prospectuses, which you should also read.

This product offers several optional features, including an Added Value Option where Integrity credits a percentage of purchase payments to your account. Expenses for a contract with these options will be higher than for a contract without the options. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. Please refer to Section 6, "Optional Contract Features" for further detail.

For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740074, Louisville, Kentucky 40201-0074. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.

Registration statements relating to the contract, which include a Statement of Additional Information (SAI) dated May 1, 2002, have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix F.

THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU CAN REVIEW AND COPY INFORMATION ABOUT THE CONTRACT AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. FOR HOURS OF OPERATION OF THE PUBLIC REFERENCE ROOM, PLEASE CALL 1-800-SEC-0330. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE CONTRACT ON THE SEC'S INTERNET SITE AT http://www.sec.gov. COPIES OF THAT INFORMATION ARE ALSO AVAILABLE, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST TO publicinfo@sec.gov OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20459-0102.

The date of this prospectus is May 1, 2002.

                                TABLE OF CONTENTS

SECTION 1 - SUMMARY                                                                            PAGE
Your Variable Annuity Contract                                                                  7
Your Benefits                                                                                   7
How Your Contract is Taxed                                                                      7
Your Contributions                                                                              7
Your Investment Options                                                                         7
Variable Account Options                                                                        7
Account Value, Adjusted Account Value and Cash Value                                            8
Transfers                                                                                       8
Charges and Fees                                                                                8
Withdrawals                                                                                     8
Added Value Option                                                                              8
Your Initial Right to Revoke                                                                    8
Risk/Return Summary: Investments and Risks                                                      9
Table of Annual Fees and Expenses                                                              10
Examples                                                                                       15

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT
Integrity Life Insurance Company                                                               18
The Separate Account and the Variable Account Options                                          18
Assets of Our Separate Account                                                                 18
Changes In How We Operate                                                                      18

SECTION 3 - YOUR INVESTMENT OPTIONS
Investment Options                                                                             19
Guaranteed Rate Options                                                                        30
         Renewals of GRO Accounts                                                              30
         Market Value Adjustments                                                              31
         Systematic Transfer Option                                                            31

SECTION 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                                       32
Annual Administrative Charge                                                                   32
Portfolio Charges                                                                              32
Reduction or Elimination of Separate Account or Administrative Charges                         32
State Premium Tax Deduction                                                                    32
Contingent Withdrawal Charge                                                                   32
Recapture of Added Value Option                                                                33
Reduction or Elimination of the Contingent Withdrawal Charge                                   33
Transfer Charge                                                                                34
Hardship Waiver                                                                                34
Tax Reserve                                                                                    34

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                                              34
Your Account Value                                                                             35
Units in Our Separate Account                                                                  35
How We Determine Unit Value                                                                    35
Transfers                                                                                      36
Excessive Trading                                                                              36
Withdrawals                                                                                    36
Assignments                                                                                    37
Annuity Benefits                                                                               37
Annuities                                                                                      37

Fixed Annuity Payments                                                                         38
Timing of Payment                                                                              38
Standard Death Benefit                                                                         38
How You Make Requests and Give Instructions                                                    39

SECTION 6 - OPTIONAL CONTRACT FEATURES
Added Value Option                                                                             39
Death Benefit Options                                                                          40

SECTION 7 - VOTING RIGHTS
Portfolio Voting Rights                                                                        42
How We Determine Your Voting Shares                                                            42
How Portfolio Shares Are Voted                                                                 42
Separate Account Voting Rights                                                                 42

SECTION 8 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                                   43
Your Contract is an Annuity                                                                    43
Taxation of Annuities Generally                                                                43
Distribution-at-Death Rules                                                                    43
Diversification Standards                                                                      44
Tax-Favored Retirement Programs                                                                45
Inherited IRAs                                                                                 45
Annuities in Qualified Plans                                                                   45
Impact of Taxes on Integrity                                                                   45
Transfers Among Investment Options                                                             45

SECTION 9 - ADDITIONAL INFORMATION
Systematic Withdrawals                                                                         46
Income Plus Withdrawal Program                                                                 46
Dollar Cost Averaging                                                                          47
Systematic Transfer Program                                                                    47
Customized Asset Rebalancing                                                                   47
Systematic Contributions                                                                       47
Legal Proceedings                                                                              48

APPENDIX A - FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNT                                    49
APPENDIX B - ADDED VALUE OPTION EXAMPLES                                                       54
APPENDIX C - HOW THE MARKET AFFECTS THE ADDED VALUE OPTION                                     57
APPENDIX D - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                         61
APPENDIX E - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLES                                    64
APPENDIX F - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                          65

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Fixed Accounts and Variable Account Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value, reduced by any withdrawal charges, Added Value Option recapture and/or any pro rata annual administrative charges that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIRST-YEAR TOTAL CONTRIBUTIONS- All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in force.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GAIN - Account Value less Net Premiums.

GRO - Guaranteed Rate Option, which offer duration's of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the total contributions plus interest at the Guaranteed Interest Rate less any Added Value Option or administrative charges.

GUARANTEE PERIOD -- the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of your GRO Account.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, increased by any Added Value Option credits, less prior withdrawals (associated charges and adjustments), accumulated at 3% interest annually, less any administrative charge or Added Value Option charge.

NET PREMIUMS - Total Customer Contributions less any withdrawals or loans.

RETIREMENT DATE - the date you elect annuity payments to begin. The Retirement Date can't be later than your 98th birthday, or earlier if required by law.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within either six months or one year of your STO contribution.

TOTAL CUSTOMER CONTRIBUTIONS - The sum of all premiums contributed by the policyholder.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract.

SECTION I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means Integrity Life Insurance Company (INTEGRITY). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying an AnnuiCHOICE Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see Section 5, "Contributions Under Your Contract."

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and Fixed Accounts are together referred to as the INVESTMENT OPTIONS. See "Contributions Under Your Contract" in Section 5. To select investment Options most suitable for you, see Section 3, "Your Investment Options".

VARIABLE ACCOUNT OPTIONS

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund or a UIT. Each investment portfolio is referred to as a PORTFOLIO. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Fixed Accounts and Variable Account Options added together. Your ADJUSTED ACCOUNT VALUE is your Account Value increased or decreased by any MARKET VALUE ADJUSTMENT. Your ADJUSTED ACCOUNT VALUE in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Section 3, "Your Investment Options." Your Cash Value is your ADJUSTED ACCOUNT VALUE reduced by any withdrawal charges, pro rata annual administrative charges, or recapture of the Added Value Option credits that may apply. Fees and charges are discussed in more detail below. If the ACCOUNT VALUE goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner in advance and the owner will be given at least sixty (60) days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Section 5. Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Section 9. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.

CHARGES AND FEES

An annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.00% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this unless you select an optional contract feature. For more information about these charges, see Section 4, "Deductions and Charges."

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Section 4, "Contingent Withdrawal Charge" and Section 5, "Withdrawals."

ADDED VALUE OPTION

This is an optional contract feature that must be selected at the time of application. If you select the option, Integrity will credit from 1% up to 5% of any premium contribution made during the first 12 months the contract is in effect. For example, if $50,000 is deposited and the 3% Added Value Option is selected, Integrity will credit $1500 to your ACCOUNT VALUE. Integrity charges a fee for the option. The fee is subject to a minimum and maximum dollar amount limit. Expenses for a contract with the Added Value Option will be higher than for a contract without the option. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option. See
Section 6, "Optional Contract Features" for more detailed information.

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation we'll return your contribution without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. We will also recapture any Added Value Option which has been credited to your account. Please see Section 4, "Deductions and Charges" for more detailed information and we will also recapture any Added Value Option which has been credited to your account.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the AnnuiChoice Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES


OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                                $0
      Deferred Sales Load (as a percentage of contributions) (1)                     8% Maximum
      Transfer Charge (assessed after 12 transfers in one contract year) (2)                $20

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge                                                           $30

ANNUAL EXPENSES OF THE SEPARATE ACCOUNT
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Charge                                                      .85%
      Administrative Expenses                                                                .15%
                                                                                            -----
      Base Contract Total Separate Account Annual Expenses                                  1.00%
                                                                                            =====
      Optional Added Value Option Charge (5%)                                                .75%
      Optional Death Benefit Charge, Option C                                                .35%
      Optional Enhanced Earnings Benefit Charge, Issue Age 70-79                             .50%
                                                                                            -----
      Highest Possible Total Separate Account Annual Charges if These Options Elected       2.60%
                                                                                            =====


OPTIONAL CONTRACT EXPENSES

Added Value Option (charges are assessed to the Separate and Fixed Accounts)

For an additional annual charge of .15% of separate account value, Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force. An additional charge of .15% will be charged for each additional 1% credited to the contract. A maximum of 5% can be credited to the contract. These charges will assessed until 7 years from the date the contract was issued. The fee for the Added Value Option will be assessed to both the separate and fixed accounts.

         ADDED VALUE OPTION CHARGE          TOTAL SEPARATE ACCOUNT CHARGES WITH ADDED VALUE OPTION
         1%                   .15%          1%                   1.15%
         2%                   .30%          2%                   1.30%
         3%                   .45%          3%                   1.45%
         4%                   .60%          4%                   1.60%
         5%                   .75%          5%                   1.75%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. For a 1% credit the maximum amount is .182% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. To calculate the minimum and maximum dollar amounts, multiply the FIRST-YEAR TOTAL CONTRIBUTIONS, by the percentages in the following chart, for the Added Value Option you select.

ADDED VALUE OPTION        MINIMUM PERCENTAGE          MAXIMUM PERCENTAGE
------------------        ------------------          ------------------
  1%                            .145%                        .182%
  2%                            .290%                        .364%
  3%                            .435%                        .546%
  4%                            .580%                        .728%
  5%                            .725%                        .910%

SEE APPENDIX B FOR AN EXPLANATION AND EXAMPLES OF HOW TO CALCULATE THE CHARGES FOR THE BONUS SELECTED.

Death Benefit Options (charges are assessed to the Separate Account only)

You may choose among three death benefits as a replacement for the standard death benefit. The annual fees for the optional death benefits are:

Option A                                                          0.15%
Total Variable Account Charges with Option A                      1.15%

Option B                                                          0.30%
Total Variable Account Charges with Option B                      1.30%

Option C                                                          0.35%
Total Variable Account Charges with Option C                      1.35%


Enhanced Earnings Benefit (charges are assessed to both the Separate and Fixed Accounts)



ISSUE AGE                                                        ANNUAL COST
---------                                                        -----------
0-59                                                                 .20%
Total Variable Account Charges with EEB                             1.20%

60-69                                                                .40%
Total Variable Account Charges with EEB                             1.40%

70- 79                                                               .50%
Total Variable Account Charges with EEB                             1.50%

PORTFOLIO ANNUAL EXPENSES AFTER REIMBURSEMENT
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                   MANAGEMENT         OTHER         12b-1       TOTAL ANNUAL
 PORTFOLIO                                                            FEES          EXPENSES         FEE          EXPENSES
 ---------                                                            ----          --------         ---          --------
 Fidelity VIP Asset Manager: Service Class 2                          .53%            .12%           .25%           .90%(3)
 Fidelity VIP Asset Manager Growth: Service Class 2                   .58%            .17%           .25%          1.00%(3)
 Fidelity VIP Balanced: Service Class 2                               .43%            .15%           .25%           .83%(3)
 Fidelity VIP Contrafund: Service Class 2                             .58%            .11%           .25%           .94%(3)
 Fidelity VIP Equity Income: Service Class 2                          .48%            .11%           .25%           .84%(3)
 Fidelity VIP Growth: Service Class 2                                 .58%            .10%           .25%           .93%(3)
 Fidelity VIP Growth and Income: Service Class 2                      .48%            .11%           .25%           .84%(3)
 Fidelity VIP Growth Opportunity: Service Class 2                     .58%            .12%           .25%           .95%(3)
 Fidelity VIP High Income: Service Class 2                            .58%            .15%           .25%           .98%
 Fidelity VIP Index 500: Service Class 2                              .24%            .04%           .25%           .53%(4)
 Fidelity VIP Investment Grade Bond: Service Class 2                  .43%            .14%           .25%           .82%
 Fidelity VIP Mid Cap: Service Class 2                                .58%            .11%           .25%           .94%(3)
 Fidelity VIP Money Market: Service Class 2                           .18%            .12%           .25%           .55%
 Fidelity VIP Overseas: Service Class 2                               .73%            .20%           .25%          1.18%(3)
 Janus Aspen Series Aggressive Growth: Service Shares                 .65%            .02%           .25%           .92%(5)
 Janus Aspen Series Balanced: Service Shares                          .65%            .01%           .25%           .91%(5)
 Janus Aspen Series Capital Appreciation: Service Shares              .65%            .01%           .25%           .91%(5)
 Janus Aspen Series Core Equity: Service Shares                       .65%            .40%           .25%          1.30%(5)
 Janus Aspen Series Growth: Service Shares                            .65%            .01%           .25%           .91%(5)
 Janus Aspen Series International Growth: Service Shares              .65%            .06%           .25%           .96%(5)
 Janus Aspen Series Strategic Value: Service Shares                   .55%            .70%           .25%          1.50%(6)
 Janus Aspen Series Worldwide Growth: Service Shares                  .65%            .04%           .25%           .94%(5)
 J.P. Morgan Series Trust II Bond                                     .30%            .45%           .00%           .75%
 J.P. Morgan Series Trust II International Opportunities              .60%            .60%           .00%          1.20%(7)
 J.P. Morgan Series Trust II Mid Cap Value                            .70%            .30%           .00%          1.00%(7)
 Baron Small Cap                                                     1.05%            .50%           .00%          1.55%(8)
 Gabelli Large Cap Value                                              .90%            .50%           .00%          1.40%(8)
 Harris Bretall Sullivan & Smith                                      .65%            .42%           .00%          1.07%(8)
 Third Avenue Value                                                   .65%            .50%           .00%          1.15%(8)
 MFS Capital Opportunities: Service Class                             .75%            .15%           .25%          1.15%(9)
 MFS Emerging Growth: Service Class                                   .75%            .12%           .25%          1.12%
 MFS Investors Growth Stock: Service Class                            .75%            .17%           .25%          1.17%
 MFS Investors Trust: Service Class                                   .75%            .15%           .25%          1.15%(9)
 MFS Mid Cap Growth: Service Class                                    .75%            .15%           .25%          1.15%
 MFS New Discovery: Service Class                                     .90%            .15%           .25%          1.30%(9)
 MFS Research: Service Class                                          .75%            .15%           .25%          1.15%(9)
 MFS Total Return: Service Class                                      .75%            .14%           .25%          1.14%(9)
 Putnam VT Growth and Income Fund: Class IB                           .46%            .05%           .25%           .76%(10)
 Putnam VT International Growth Fund: Class IB                        .76%            .18%           .25%          1.19%(10)
 Putnam VT Small Cap Value Fund: Class IB                             .80%            .14%           .25%          1.19%(10)
 Putnam VT Voyager II Fund: Class IB                                  .70%            .92%           .25%          1.87%(10)
 Scudder EAFE Equity Index: Class B                                   .45%            .20%           .00%           .65%(11)
 Scudder Equity 500 Index: Class B                                    .20%            .10%           .00%           .30%(11)
 Scudder Small Cap Index: Class B                                     .35%            .10%           .00%           .45%(11)
 Touchstone Balanced                                                  .80%            .10%           .00%           .90%(12)
 Touchstone Bond                                                      .55%            .20%           .00%           .75%(12)
 Touchstone Emerging Growth                                           .80%            .35%           .00%          1.15%(12)
 Touchstone Enhanced 30                                               .65%            .10%           .00%           .75%(12)
 Touchstone Growth and Income                                         .80%            .05%           .00%           .85%(12)
 Touchstone Growth/Value                                             1.00%            .10%           .00%          1.10%(12)
 Touchstone High Yield                                                .50%            .30%           .00%           .80%(12)
 Touchstone International Equity                                      .95%            .30%           .00%          1.25%(12)

 Touchstone Large Cap Growth                                          .75%            .20%           .00%           .95%(12)
 Touchstone Money Market                                              .50%            .10%           .00%           .60%(12)
 Touchstone Small Cap Value                                           .80%            .20%           .00%          1.00%(12)
 Touchstone Value Plus                                                .75%            .40%           .00%          1.15%(12)
 Van Kampen UIF Emerging Markets Debt                                 .80%            .37%           .00%          1.17%(13)
 Van Kampen UIF U.S. Real Estate                                      .75%            .35%           .00%          1.10%(13)
 Van Kampen UIT Bandwidth & Telecommunication                         .00%            1.20%          .00%          1.20%(14)
 Van Kampen UIT Biotechnology & Pharmaceutical                        .00%            1.20%          .00%          1.20%(14)
 Van Kampen UIT Internet                                              .00%            1.20%          .00%          1.20%(14)
 Van Kampen UIT Morgan Stanley High Tech 35                           .00%            1.20%          .00%          1.20%(14)
 Van Kampen UIT Morgan Stanley U.S. Multinational                     .00%            1.20%          .00%          1.20%(14)

--------------

(1)  See "Deductions and Charges - Contingent Withdrawal Charge" in Part I,
     Section 4. You may make a partial withdrawal of up to 10% of the Account Value in any contract year minus withdrawals during the current contract year, without incurring a withdrawal charge.

(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in
     Part I, Section 4.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(4) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security leasing costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the funds manager at any time. Without this reimbursement, expenses would have been 0.24%, 0.12%, 0.25% and 0.61% respectively.

(5) Expenses are based upon actual annualized expenses for the fiscal year ending December 31, 2001.

(6) There is a contractual waiver of expenses between the portfolio and Janus Capital Management, LLC. The waiver is first applied to the Management Fee and then against Other Expenses, and will continue until at least the next annual renewal of the management agreement. Without such waiver, the Management Fee and the Total Annual Expenses of the Janus Aspen Series Strategic Value Portfolio would have been .65% and 1.60%, respectively.

(7) The information in this table has been restated to reflect a voluntary agreement by J.P. Morgan Chase Bank of New York, an affiliate of JPMIM, to reimburse the portfolio to the extent certain expenses exceed 1.20% for the International Opportunities Portfolio and 1.00% for the Mid-Cap Value Portfolio. Without this agreement, Total Annual Expenses would have been 1.40% and 10.62%, respectively.

(8) Touchstone Advisors has voluntarily agreed to reimburse each of the Legends Fund portfolios for Other Expenses (excluding Management Fees) above an annual rate of .50% of average net assets. Without reimbursements, Total Annual Expenses for the Fund's fiscal year ended June 30, 2001 would have been 3.10% for the Baron Small Cap Portfolio, 1.66% for the Gabelli Large Cap Value Portfolio, and 1.21% for the Third Avenue Value Portfolio. Touchstone Advisors has reserved the right for withdraw or modify its policy of expense reimburse for the portfolios. In the Legends Fund's prospectus, see "Management of the Fund."

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements which have the effect of reducing the series' expenses. MFS has also contractually agreed, subject to reimbursement, to bear the series' expenses such that the Other Expenses do not exceed 0.15% annually. These contractual fee arrangements will continues until at least May 1, 2003 unless changed with the consent of the board of trustees which oversees the series. Without these arrangements the Total Annual Expenses for the portfolios would have been as follows: Capital Opportunity 1.21%, Investors Growth Stock 1.17%, Mid Cap Growth 1.20%, and New Discovery 1.34%

(10) Reflects actual annualized expenses as of December 31, 2001.

(11) Deutsche Asset Management, Inc. (the advisor) has voluntarily agreed to waive its fee and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2002. Absent this expense cap reimbursement the Management Fees and Other Expenses for the Scudder Funds would be: .20% and .11% for the Equity Index Fund; 0.35% and .28% for the Small Cap Index Fund; and .45% and .36% for the EAFE Equity Index Fund.

(12) Touchstone Advisors, Inc. has voluntarily agreed to waive it's fee and or expense reimbursement arrangement that limit the Total Annual Expenses the funds pay. Without fee waiver or expense reimbursement limits the funds Total Annual Expenses would have been as follows: Balanced 1.43%; Bond 1.09%; Emerging Growth 1.36%; Enhanced 30 1.79%; Growth and Income 1.36%; Growth/Value 3.00%; High Yield 1.45%; International Equity 2.21%; Large Cap Growth 2.28%; Money Market 2.31%; Small Cap Value 2.16%: and Value Plus 2.24%.

(13) The Management Fee for certain portfolios has been reduced to reflect the voluntary waiver of a portion or all of the Management Fee and the reimbursement by the portfolios adviser to the extent total annual operating expenses exceed the following percentages: Emerging Markets Debt Portfolio 1.30%; and U.S. Real Estate 1.10%. The advisor may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the Management Fees, Other Expenses, 12b-1 Fees and Total Annual Expenses, respectively, would be as follows: Emerging Markets Debt Portfolio 0.80%, 0.37%, 0.00% and 1.17%; U.S. Real Estate Portfolio 0.80%, 0.35%, 0.00% and 1.15%.

(14) These expenses are estimated based upon an initial accumulation unit value of $10. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntary pay any excess at its own expense. Please see the Van Kampen Portfolio prospectus for more detail.

EXAMPLES

The examples below show the expenses on a $1,000 investment (which does not include the 5% Added Value Option credit), assuming a $50,000 average contract value and a 5% annual rate of return on assets. These figures include charges for the Added Value Option (5%), Death Benefit Option C and the Enhanced Earnings Benefit, issue ages 70-79.

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

PORTFOLIO                                                           1 YEAR      3 YEARS       5 YEARS      10 YEARS
---------                                                           ------      -------       -------      --------
Fidelity VIP Asset Manager: Service Class 2                        $116.46      $180.76       $236.91       $385.77
Fidelity VIP Asset Manager: Growth, Service Class 2                $117.49      $183.75       $241.77       $394.75
Fidelity VIP Balanced: Service Class 2                             $115.75      $178.66       $233.50       $379.43
Fidelity VIP Contrafund: Service Class 2                           $116.87      $181.96       $238.86       $389.38
Fidelity VIP Equity Income: Service Class 2                        $115.85      $178.96       $233.99       $380.33
Fidelity VIP Growth: Service Class 2                               $116.77      $181.66       $238.37       $388.48
Fidelity VIP Growth & Income: Service Class 2                      $115.85      $178.96       $233.99       $380.33
Fidelity VIP Growth Opportunities: Service Class 2                 $116.98      $182.26       $239.35       $390.28
Fidelity VIP High Income: Service Class 2                          $117.28      $183.16       $240.80       $392.97
Fidelity VIP Index 500: Service Class 2                            $112.67      $169.62       $218.75       $351.70
Fidelity VIP Investment Grade Bond: Service Class 2                $115.64      $178.36       $233.01       $378.51
Fidelity VIP Mid-Cap: Service Class 2                              $116.87      $181.96       $238.86       $389.38
Fidelity VIP Money Market: Service Class 2                         $112.88      $170.22       $219.74       $353.57
Fidelity VIP Overseas: Service Class 2                             $119.33      $189.13       $250.46       $410.71
Janus Aspen Series Aggressive Growth: Service Shares               $116.67      $181.36       $237.89       $387.58
Janus Aspen Series Balanced: Service Shares                        $116.57      $181.06       $237.40       $386.68
Janus Aspen Series Capital Appreciation: Service Shares            $116.57      $181.06       $237.40       $386.68
Janus Aspen Series Core Equity: Service Shares                     $120.56      $192.70       $256.22       $421.17
Janus Aspen Series Growth: Service Shares                          $116.57      $181.06       $237.40       $386.68
Janus Aspen Series International Growth: Service Shares            $117.08      $182.56       $239.83       $391.18
Janus Aspen Series Strategic Value: Service Shares                 $122.61      $198.64       $265.74       $438.33
Janus Aspen Series Worldwide Growth: Service Shares                $116.87      $181.96       $238.86       $389.38
J.P. Morgan Series Trust II Bond                                   $114.93      $176.25       $229.59       $372.11
J.P. Morgan Series Trust II International Opportunities            $119.54      $189.73       $251.42       $412.46
J.P. Morgan Series Trust II Mid Cap Value                          $117.49      $183.75       $241.77       $394.76
Baron Small Cap                                                    $123.12      $200.12       $268.11       $442.56
Gabelli Large Cap Value                                            $121.59      $195.67       $260.99       $429.79
Harris Bretall Sullivan & Smith Equity Growth                      $118.21      $185.85       $245.16       $401.00
Third Avenue Value                                                 $119.03      $188.24       $249.02       $408.07
MFS Capital Opportunities: Service Class                           $119.03      $188.24       $249.02       $408.07
MFS Emerging Growth: Service Class                                 $118.72      $187.34       $247.57       $405.42
MFS Investors Growth Stock: Service Class                          $119.03      $188.24       $249.02       $408.07
MFS Investors Trust: Service Class                                 $119.03      $188.24       $249.02       $408.07
MFS Mid Cap Growth: Service Class                                  $119.03      $188.24       $249.02       $408.07
MFS New Discovery: Service Class                                   $120.56      $192.70       $256.22       $421.17
MFS Research: Service Class                                        $119.03      $188.24       $249.02       $408.07
MFS Total Return: Service Class                                    $118.92      $187.94       $248.54       $407.19
Putnam VT Growth and Income Fund: Class IB                         $115.03      $176.55       $230.08       $373.03
Putnam VT International Growth Fund: Class IB                      $119.44      $189.43       $250.94       $411.58
Putnam VT Small Cap Value Fund: Class IB                           $119.44      $189.43       $250.94       $411.58
Putnam VT Voyager II Fund: Class IB                                $126.40      $209.55       $283.15       $469.13
Scudder EAFE Equity Index: Class B                                 $113.90      $173.24       $224.68       $362.89
Scudder Equity 500 Index: Class B                                  $110.32      $162.65       $207.32       $329.85
Scudder Small Cap Index: Class B                                   $111.85      $167.20       $214.79       $344.16
Touchstone Balanced                                                $116.46      $180.76       $236.91       $385.77
Touchstone Bond                                                    $114.93      $176.25       $229.59       $372.11
Touchstone Emerging Growth                                         $119.03      $188.24       $249.02       $408.07

Touchstone Enhanced 30                                             $114.93      $176.25       $229.59       $372.11
Touchstone Growth and Income                                       $115.95      $179.26       $234.48       $381.24
Touchstone Growth/Value                                            $118.51      $186.74       $246.61       $403.66
Touchstone High Yield                                              $115.44      $177.76       $232.03       $376.69
Touchstone International Equity                                    $120.05      $191.22       $253.82       $416.83
Touchstone Large Cap Growth                                        $116.98      $182.26       $239.35       $390.28
Touchstone Money Market                                            $113.39      $171.73       $222.21       $358.24
Touchstone Small Cap Value                                         $117.49      $183.75       $241.77       $394.76
Touchstone Value Plus                                              $116.98      $182.26       $239.35       $390.28
Van Kampen UIF Emerging Markets Debt                               $119.23      $188.83       $249.98       $409.83
Van Kampen UIF U.S. Real Estate                                    $118.51      $186.74       $246.61       $403.66
Van Kampen UIT Bandwidth & Telecommunications                      $119.54      $189.73       $251.42       $412.46
Van Kampen UIT Biotechnology & Pharmaceutical                      $119.54      $189.73       $251.42       $412.46
Van Kampen UIT Internet                                            $119.54      $189.73       $251.42       $412.46
Van Kampen UIT Morgan Stanley High Tech 35                         $119.54      $189.73       $251.42       $412.46
Van Kampen UIT Morgan Stanley U.S. Multinational                   $119.54      $189.73       $251.42       $412.46



CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU CHOSE TO ANNUITIZE OR NOT SURRENDER YOUR CONTRACT AT THE END OF THE SPECIFIED PERIOD (I.E. NO DEFERRED SALES LOAD CHARGED):


PORTFOLIO                                                           1 YEAR      3 YEARS       5 YEARS      10 YEARS
---------                                                           ------      -------       -------      --------
Fidelity VIP Asset Manager: Service Class 2                         $36.46      $110.76       $186.91       $385.77
Fidelity VIP Asset Manager: Growth, Service Class 2                 $37.49      $113.75       $191.77       $394.76
Fidelity VIP Balanced: Service Class 2                              $35.75      $108.66       $183.50       $379.43
Fidelity VIP Contrafund: Service Class 2                            $36.87      $111.96       $188.86       $389.38
Fidelity VIP Equity Income: Service Class 2                         $35.85      $108.96       $183.99       $380.33
Fidelity VIP Growth: Service Class 2                                $36.77      $111.66       $188.37       $388.48
Fidelity VIP Growth & Income: Service Class 2                       $35.85      $108.96       $183.99       $380.33
Fidelity VIP Growth Opportunities: Service Class 2                  $36.98      $112.26       $189.35       $390.28
Fidelity VIP High Income: Service Class 2                           $37.28      $113.16       $190.80       $392.97
Fidelity VIP Index 500: Service Class 2                             $32.67      $ 99.62       $168.75       $351.70
Fidelity VIP Investment Grade Bond: Service Class 2                 $35.64      $108.36       $183.01       $378.51
Fidelity VIP Mid-Cap: Service Class 2                               $36.87      $111.96       $188.86       $389.38
Fidelity VIP Money Market: Service Class 2                          $32.88      $100.22       $169.74       $353.57
Fidelity VIP Overseas: Service Class 2                              $39.33      $119.13       $200.46       $410.71
Janus Aspen Series Aggressive Growth: Service Shares                $36.67      $111.36       $187.89       $387.58
Janus Aspen Series Balanced: Service Shares                         $36.57      $111.06       $187.40       $386.68
Janus Aspen Series Capital Appreciation: Service Shares             $36.57      $111.06       $187.40       $386.68
Janus Aspen Series Core Equity: Service Shares                      $40.56      $122.70       $206.22       $421.17
Janus Aspen Series Growth: Service Shares                           $36.57      $111.06       $187.40       $386.68
Janus Aspen Series International Growth: Service Shares             $37.08      $112.56       $189.83       $391.18
Janus Aspen Series Strategic Value: Service Shares                  $42.61      $128.64       $215.74       $438.33
Janus Aspen Series Worldwide Growth: Service Shares                 $36.87      $111.96       $188.86       $389.38
J.P. Morgan Series Trust II Bond                                    $34.93      $106.25       $179.59       $372.11
J.P. Morgan Series Trust II International Opportunities             $39.54      $119.73       $201.42       $412.46
J.P. Morgan Series Trust II Mid Cap Value                           $37.49      $113.75       $191.77       $394.76
Baron Small Cap                                                     $43.12      $130.12       $218.11       $442.56
Gabelli Large Cap Value                                             $41.59      $125.67       $210.99       $429.79
Harris Bretall Sullivan & Smith Equity Growth                       $38.21      $115.85       $195.16       $401.00
Third Avenue Value                                                  $39.03      $118.24       $199.02       $408.07
MFS Capital Opportunities: Service Class                            $39.03      $118.24       $199.02       $408.07
MFS Emerging Growth: Service Class                                  $38.72      $117.34       $197.57       $405.42
MFS Investors Growth Stock: Service Class                           $39.03      $118.24       $199.02       $408.07
MFS Investors Trust: Service Class                                  $39.03      $118.24       $199.02       $408.07
MFS Mid Cap Growth: Service Class                                   $39.03      $118.24       $199.02       $408.07
MFS New Discovery: Service Class                                    $40.56      $122.70       $206.22       $421.17

MFS Research: Service Class                                         $39.03      $118.24       $199.02       $408.07
MFS Total Return: Service Class                                     $38.92      $117.94       $198.54       $407.19
Putnam VT Growth and Income Fund: Class IB                          $35.03      $106.55       $180.08       $373.03
Putnam VT International Growth Fund: Class IB                       $39.44      $119.43       $200.94       $411.58
Putnam VT Small Cap Value Fund: Class IB                            $39.44      $119.43       $200.94       $411.58
Putnam VT Voyager II Fund: Class IB                                 $46.40      $139.55       $233.15       $469.13
Scudder EAFE Equity Index: Class B                                  $33.90      $103.24       $174.68       $362.89
Scudder Equity 500 Index: Class B                                   $30.32      $ 92.65       $157.32       $329.85
Scudder Small Cap Index: Class B                                    $31.85      $ 97.20       $164.79       $344.16
Touchstone Balanced                                                 $36.46      $110.76       $186.91       $385.77
Touchstone Bond                                                     $34.93      $106.25       $179.59       $372.11
Touchstone Emerging Growth                                          $39.03      $118.24       $199.02       $408.07
Touchstone Enhanced 30                                              $34.93      $106.25       $179.59       $372.11
Touchstone Growth and Income                                        $35.95      $109.26       $184.48       $381.24
Touchstone Growth/Value                                             $38.51      $116.74       $196.61       $403.66
Touchstone High Yield                                               $35.44      $107.76       $182.03       $376.69
Touchstone International Equity                                     $40.05      $121.22       $203.82       $416.83
Touchstone Large Cap Growth                                         $36.98      $112.26       $189.35       $390.28
Touchstone Money Market                                             $33.39      $101.73       $172.21       $358.24
Touchstone Small Cap Value                                          $37.49      $113.75       $191.77       $394.76
Touchstone Value Plus                                               $36.98      $112.26       $189.35       $390.28
Van Kampen UIF Emerging Markets Debt                                $39.23      $118.83       $199.98       $409.83
Van Kampen UIF U.S. Real Estate                                     $38.51      $116.74       $196.61       $403.66
Van Kampen UIT Bandwidth & Telecommunications                       $39.54      $119.73       $201.42       $412.46
Van Kampen UIT Biotechnology & Pharmaceutical                       $39.54      $119.73       $201.42       $412.46
Van Kampen UIT Internet                                             $39.54      $119.73       $201.42       $412.46
Van Kampen UIT Morgan Stanley High Tech 35                          $39.54      $119.73       $201.42       $412.46
Van Kampen UIT Morgan Stanley U.S. Multinational                    $39.54      $119.73       $201.42       $412.46


These examples assume the current charges that are borne by the Separate Account. The above table and examples are shown only to increase your understanding of the various costs and expenses that apply to your contract, directly or indirectly. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table also assumes an estimated $50,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.50. The per $1,000 charge would be higher for smaller Account Values and lower for larger Account Values. Premium taxes at the time of payout also may be applicable. Examples assume that any fee waiver or expense reimbursement will continue for the period shown.

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the separate account. Each variable account Option invests in shares of a corresponding portfolio. We may establish additional options from time to time. The variable account options currently available are listing in Section 3, "Your Investment Options".

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and thus can participate proportionately in the Separate Account. Amounts in the Separate Account greater than reserves and other liabilities belong to us, and we may transfer them to our general account.

CHANGES IN HOW WE OPERATE

We may change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

|X| add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate account, or withdraw assets relating to your contract from one Option and put them into another;

|X|  register or end the registration of the Separate account under the 1940
     Act;

|X| operate our Separate account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);

|X| restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate account;

|X| cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios;

|X| operate our Separate account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

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SECTION 3 - YOUR INVESTMENT OPTIONS

The Portfolios serve as investment vehicles for variable annuity and variable life contracts of insurance companies. Shares of the Portfolios are currently available to the separate account of a number of insurance companies, both affiliated and unaffiliated with FMR or Integrity. The Board of Trustees of each of the Portfolios is responsible for monitoring the Fund for any material irreconcilable conflict between the interests of the policyowners of all separate account investing in the Portfolio and determining what action, if any, should be taken in response. If we believe that a Portfolio's response to any of those events doesn't adequately protect our contract owners, we'll see to it that appropriate and available action is taken. See the Portfolios' prospectus for a further discussion of the risks associated with the offering of shares to our Separate Account and the separate account of other insurance companies.

FIDELITY VIP FUNDS

THE PORTFOLIOS' INVESTMENT ADVISER. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the VIP Index 500 Portfolio's sub-adviser.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO

VIP Asset Manager: Growth Portfolio is an asset allocation fund that seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The portfolio has a neutral mix, which represents the way the portfolio's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:


                                   RANGE          NEUTRAL MIX
                                  ------          -----------
       Stock Class                50-100%              70%
       Bond Class                   0-50%              25%
       Short-Term/
       Money Market Class           0-50%               5%


FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assetS primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INDEX 500 PORTFOLIO

VIP Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

FIDELITY VIP MID-CAP PORTFOLIO

FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.


VIP MONEY MARKET PORTFOLIO

VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

JANUS ASPEN SERIES

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. YOU SHOULD READ THE JANUS ASPEN SERIES PROSPECTUSES CAREFULLY BEFORE INVESTING.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalization's within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion.

JANUS ASPEN BALANCED PORTFOLIO

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with capital preservation and balanced by current income. It is a diversified portfolio that pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income securities.

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO

Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

JANUS ASPEN CORE EQUITY PORTFOLIO

Janus Aspen Core Equity Portfolio seeks current income and long-term growth of capital. It normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 80% of its net assets in equity securities selected for growth potential. Eligible securities include domestic and foreign common stocks, preferred stocks, securities convertible into common stocks or preferred stock such as convertible preferred stocks, bonds, debentures, and other securities with equity characteristics.

JANUS ASPEN GROWTH PORTFOLIO

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

JANUS ASPEN STRATEGIC VALUE PORTFOLIO

Janus Aspen Strategic Value Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

J.P. MORGAN SERIES TRUST II

Each portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment adviser to the J.P. Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR J.P. MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND PORTFOLIO

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

J.P. MORGAN MID CAP VALUE PORTFOLIO

J.P. Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest 80% of its total assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion that the advisor believes are undervalued.

THE LEGENDS FUND

The Legends Fund is an open-end management investment company registered with the SEC. Touchstone Advisers, Inc. is the investment advisor of The Legends Fund. Touchstone Advisors has entered into a sub-advisory agreement with a professional manager to invest the assets of each of its portfolios. The sub-adviser for each portfolio is listed below.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Legends Fund Portfolios. We can't guarantee that these objectives will be met. You should read the Legends Fund prospectus carefully before investing.

BARON SMALL CAP PORTFOLIO

The Baron Small Cap Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. In making investment decisions for the Portfolio, the sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

GABELLI LARGE CAP VALUE PORTFOLIO

The Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified Portfolio that seeks to achieve its objective by investing primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles. Harris Bretall Sullivan & Smith, LLC is the sub-adviser to the Portfolio.

THIRD AVENUE VALUE PORTFOLIO

The Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is EQSF Advisors, Inc.

MFS FUNDS

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS INVESTORS TRUST PORTFOLIO

MFS Investors Trust Portfolio (formerly known as MFS Growth with Income) seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its net assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its net assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS RESEARCH PORTFOLIO

The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The portfolio invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.


PUTNAM FUNDS

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT GROWTH AND INCOME FUND

The fund seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

PUTNAM VT INTERNATIONAL GROWTH FUND

The fund seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.

PUTNAM VT SMALL CAP VALUE FUND

The fund seeks capital appreciation. The fund seeks its goal by investing in at least 80% of its assets in small companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change.

PUTNAM VT VOYAGER FUND II

The fund seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), thE performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts tO invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

TOUCHSTONE VARIABLE SERIES TRUST

Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. Bank of Ireland Asset Management (U.S.) Ltd. is the sub-adviser for the International Equity Fund. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Ark Asset Management Co., Inc is the sub-adviser for the Small Cap Value Fund. Mastrapasqua & Associates is the sub-adviser for the Growth/Value Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Large Cap Growth, Value Plus, High Yield, Bond and Money Market Funds. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. OpCap Advisors is the sub-advisor for the Balanced Fund.

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TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BOND FUND

Touchstone Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The fund invests in mortgage-related securities (up to 60%), asset-backed securities and preferred stocks. The fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock that are rated as low as B (up to 35%).

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests in equity securities, including common and preferred stocks and convertible securities.

TOUCHSTONE ENHANCED 30 FUND

Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

TOUCHSTONE GROWTH/VALUE FUND

Touchstone Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings and/or cash flow growth. The fund invests primarily in stocks of domestic large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE INTERNATIONAL EQUITY FUND

Touchstone International Equity Fund seeks long term growth of capital by investing at least 80% of total assets in equity securities of foreign issuers. The fund will invest in at least three countries outside of the United States and focuses on companies located in Europe, Australia and the Far East. The fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

TOUCHSTONE LARGE CAP GROWTH FUND

Touchstone Large Cap Growth Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks. The fund invests primarily (at least 80% of total assets) in a diversified portfolio of common stocks that are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily (at least 65% of total assets) in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE SMALL CAP VALUE FUND

Touchstone Small Cap Value Fund seeks long-term growth of capital by investing primarily (at least 80% of total assets) in common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.

VAN KAMPEN PORTFOLIOS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Van Kampen Portfolios. There is no guarantee that these objectives will be met. YOU SHOULD READ THE VAN KAMPEN PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for the Emerging Markets Debt and U.S. Real Estate Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

Van Kampen UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

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

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

Van Kampen UIF U.S. Real Estate Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

VAN KAMPEN UIT PORTFOLIOS

Each portfolio of Van Kampen UIT Portfolios is a unit investment trust registered with the SEC. Van Kampen Funds, Inc. is the sponsor and depositor for each portfolio.

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

Van Kampen Bandwidth and Telecommunications Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the communications industry.

VAN KAMPEN BIOTECHNOLOGY AND PHARMACEUTICAL PORTFOLIO

Van Kampen Biotechnology and Pharmaceutical Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the biotechnology and pharmaceuticals industry. Van Kampen designed the portfolio to benefit from companies that are positioned for growth in these industries.

VAN KAMPEN INTERNET PORTFOLIO

Van Kampen Internet Portfolio seeks capital appreciation by investing in common stocks of companies primarily involved in the enabling technology or communications services area of the Internet.

VAN KAMPEN HIGH-TECHNOLOGY 35 INDEX PORTFOLIO

Van Kampen Morgan Stanley High-Technology 35 Index seeks to provide capital appreciation through investment in a portfolio of the common stocks included in the Morgan Stanley High-Technology 35 Index. In creating the index, the Morgan Stanley Technology Research Group sought to design a benchmark that provides broad industry representation of equally-weighted, highly liquid, pure technology companies that is rebalanced annually. The index currently includes 35 pure technology companies representing the full breadth of technology industry segments.

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO

Van Kampen Morgan Stanley U.S. Multinational 50 Index Portfolio seeks capital appreciation through an investment in a portfolio of the stocks included in the Morgan Stanley U.S. Multinational Index. The index consists of 50 of the largest U.S. based companies often referred to as the "New Nifty Fifty". The Morgan Stanley Research Group designed the index to measure the performance of companies that derive a significant portion of their activity from foreign operations.

TERMINATION OF VAN KAMPEN UIT PORTFOLIOS

Because the Van Kampen Life Portfolio is a unit investment trust, it is only available for a fixed period of time. All of the Portfolios will be liquidated on May 1, 2003. We currently anticipate that the same investment strategy will be reapplied to any successor unit investment trust offered to succeed any of the Van Kampen Life Portfolios. However, there is no guarantee that Van Kampen will create a successor trust.

You will be required to give us instructions by April 30, 2003 about how to invest any account value in these Portfolios when they terminate. You will receive a notice requesting instructions prior to that time. Your choices at that time will include:

1. Giving us instructions to rollover your account value in the Van Kampen Life Portfolios to the successor portfolio, if available, or;

2. Giving us instructions to transfer any account value in the Van Kampen Life Portfolios to any other investment options available under contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on date of liquidation.

IF YOU DO NOT PICK EITHER OF THESE CHOICES AT THAT TIME, YOU WILL BE DEEMED TO HAVE INSTRUCTED US TO TRANSFER ANY OF YOU ACCOUNT VALUE IN THE VAN KAMPEN LIFE PORTFOLIOS TO THE FIDELITY VIP MONEY MARKET FUND ON THE DATE OF LIQUIDATION.


FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, GRO CONTRACTS HAVEN'T BEEN REGISTERED UNDER THE 1940 ACT OR THE SECURITIES ACT OF 1933 ("1933 ACT"). THUS, NEITHER THE GRO CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GROS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE GROS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then-current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO Account are placed in a non-unitized separate account. Values and benefits under your GRO contract are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the total contributions plus interest at the Guaranteed Interest Rate less any administrative or Added Value Option charges. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and is declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROS CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Accounts expire. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest duration. For example, if your expiring GRO Account was for 10 years and when it expires we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. You can tell us if you want something different within 30 days before the GRO Account expires. You may not choose, and we won't renew, a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Account. Amounts withdrawn in excess of the free withdrawal will be subject to a Market Value Adjustment. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. For a complete surrender or termination of the contract there is no free withdrawal and the MVA will apply to the full amount withdrawn. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM Value. MINIMUM VALUE is an amount equal to your allocation into the GRO Account, increased by any Added Value Option credits less prior withdrawals (associated charges or adjustments) plus 3% interest compounded annually and less administrative charges and any Added Value Option charges. Withdrawal charge, administrative charges, and a recapture of Added Value Option credits may apply and may invade principal.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

                                  N/12                  N/12
        MVA = GRO Value x [(1 + A)     / (1 + B + .0025)     - 1], where

        A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

        B is the current Guaranteed Interest Rate, as of the effective date of the Market Value Adjustment, for current allocations to a GRO Account, with a duration that is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

        N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula will be adjusted to comply with state requirements.

If for any reason we are no longer declaring current Guaranteed Interest Rates, then for purposes of determining B we'll use the yield to maturity of U. S. Treasury Notes with the same remaining term as your GRO Account, using a formula to find a value when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix D.




SYSTEMATIC TRANSFER OPTION

We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions to the twelve-month STO within one year of contribution. Transfers are automatically made in approximately equal quarterly or monthly installments of at least $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than 3.0%. See "Systematic Transfer Program" in Section 9 for details on this program.

SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an effective annual rate of 1.00% of your Account Value in the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.00% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining .85% for assuming the mortality and expense risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charge compensate us for the mortality and expense risks we assume under the contract and the expenses associated with the Added Value Option. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.00% separate account charge can't be increased unless you select an optional contract feature such as the Added Value Option or optional death benefit.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.




CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the account value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested minus any Market Value Adjustment that applies, and any withdrawal charges that apply, and any recapture of the Added Value Option credit that may apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value (less any earlier withdrawal in the same year) each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract the amount of surrender charges is based on contributions and is not reduced by any free withdrawals.

                                                                   CHARGE AS A % OF THE
    NUMBER OF FULL YEARS FROM THE DATE OF CONTRIBUTION            CONTRIBUTION WITHDRAWN
    --------------------------------------------------            ----------------------
             1                                                               8%
             2                                                             7.5%
             3                                                               7%
             4                                                               6%
             5                                                               5%
             6                                                               4%
             7                                                               3%
             8 (+)                                                           0%

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Standard Death Benefit" in Section 5.

RECAPTURE OF THE ADDED VALUE OPTION

If you select the Added Value Option, and you make any withdrawal in excess of the 10% free withdrawal, all or part of the Added Value Option will be recaptured by us and not distributed. The chart below shows what portion of the Added Value Option originally credited will be recaptured in the case of a partial surrender in excess of the free withdrawal amount or a complete surrender. For a partial withdrawal in excess of the free withdrawal provision or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the account value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited.


           POLICY YEAR            AMOUNT OF ADDED VALUE OPTION RECAPTURED
           -----------            ---------------------------------------
               1                                 100%
               2                                  85%
               3                                  65%
               4                                  55%
               5                                  40%
               6                                  25%
               7                                  10%
               8                                   0%



REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

HARDSHIP WAIVER

We can waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. We may also waive any Added Value Option credit recapture. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are 76 or older. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Section 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate account are reflected daily and optional contract feature charges are reflected quarterly. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Section 3. If the Account Value goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the Cash Value. We will notify the owner in advance and the owner will be given at least sixty (60) days top make additional contributions.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units of Separate Account I fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses. Your Unit Values also change because of deductions and charges we make to our Separate account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies, to pay the annual administrative charge and to pay for optional contract features.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option in Separate Account I for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option in Separate Account I as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.00%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Section 9.

You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if a Personal Identification Number (PIN CODE) is maintained. We'll honor telephone transfer instructions from any person who provides correct identifying information and we aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day it is received our Administrative Office. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We reserve the right to modify these restriction or to adopt new restrictions ant any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

WITHDRAWALS

You may make withdrawals as often as you wish subject to the 10% free withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The money will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after contribution, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 8% and decreases depending on the age of your contribution and is a percentage of contributions, not Account Value. This charge is in addition to any Market
Value Adjustments made to early withdrawals from GRO Accounts. If the Added Value Option is selected, there will also be a recapture of some of the Added Value Option that was credited to the account. See Section 4 "Recapture of Added Value Option" for details. Under some circumstances, the contingent withdrawal charge, Market Value Adjustment, and recapture of the Added Value Option may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years olD are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Section 8.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Section 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Adjusted Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date, you'll receive a lump sum benefit.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or for the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the

Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant dies under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in the Separate account. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

STANDARD DEATH BENEFIT

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. There are three different types of standard death benefits. One is for policies where the Annuitant is age 73 or younger when the contract is purchased. The second is for policies where the Annuitant is between age 74 and
85. The third is for policies where the Annuitant is 86 or older. The reductions in the death benefit for withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

FOR CONTRACTS WHERE THE ISSUE AGE IS 73 YEARS OLD OR YOUNGER:

If the Annuitant dies in the first seven years after the contract is issued, the death benefit is the greater of:

   a.   Total Customer Contributions minus withdrawals; or

   b.   current account value.

At the end of seven years, the death benefit automatically becomes the greater of current account value or total contributions, minus withdrawals. This is the minimum death benefit.

If the Annuitant dies more than seven years after the date of issue, the death benefit is the greater of:

   a. minimum death benefit plus subsequent contributions, minus withdrawals; or

   b.   current account value.

FOR CONTRACTS WHERE THE ISSUE AGE IS BETWEEN 74 AND 85 YEARS OLD:

The death benefit is the greater of:

   a.   Total Customer Contributions minus withdrawals; or

   b.   current account value.

FOR CONTRACT WHERE THE ISSUE AGE IS 86 YEARS OLD OR OLDER:

The death benefit is the current account value.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

SECTION 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. Please note that the fee for the Added Value Option is assessed against the variable and fixed accounts.

ADDED VALUE OPTION

For any premium payments made to the contract within the first 12 months the contract is in effect, Integrity will credit from 1% up to 5% of premium payments made into the annuity. For example, if $50,000 is deposited into the annuity in the first 12 months, and the 3% Added Value Option is selected, Integrity will credit $1500 to your ACCOUNT VALUE. At ages 0-75 all five options are available. At ages 76-79 only the 1%-3% option is available. At age 80 and above the Added Value Option is not available.

The charge is .15% annually for each percentage of Added Value Option requested. For example, if the 3% option is selected, the annual charge will be .45%. This charge is subject to a minimum and maximum dollar amount. This charge is assessed quarterly to both the variable and fixed accounts and will be assessed against subsequent contributions that do not receive any Added Value Option credit when deposited. Integrity will discontinue deducting the charges seven years from the date the contract was issued. Some or all of the Added Value Option will be recaptured by the company when total or partial withdrawals are taken out of the contract. See Section 1, "Table of Fees and Expenses," and for details on the recapture Section 4, "Recapture of Added Value Option."

Integrity uses this charge as well as a portion of the early withdrawal charges and mortality and expense risk charges to recover the cost of providing the Added Value Option. Integrity intends to make a profit from these charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the Added Value Option may exceed the sum of the Added Value Option and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the Added Value Option. Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the fixed accounts, you will not benefit from the Added Value Option. The approximate average annual investment performance threshold needed to benefit from the Added Value Option is as follows:

                          AVO SELECTED       APPROXIMATE AVERAGE ANNUAL INVESTMENT PERFORMANCE THRESHOLD
                          ------------       -----------------------------------------------------------
                               1%                 7.10%
                               2%                 7.45%
                               3%                 7.80%
                               4%                 8.15%
                               5%                 8.50%

Please see Appendix C for some additional examples of how market growth can affect the benefit of the Added Value Option. The Added Value Option will generally not benefit purchasers who invest substantially in the fixed account or who intend to take withdrawals in excess of the 10% free withdrawal.

The Added Value Option may not be available in all states.

DEATH BENEFIT OPTIONS

Any of the following options may be elected when the contract is purchased. These options may not be cancelled once the contract is issued. They may not be added after the contract is issued. Reductions in death benefits due to withdrawals are calculated on a pro-rata basis with respect to the Account Value at the time of withdrawal.

OPTION A (Highest Anniversary)

For issue ages up to and including age 75, the death benefit will be the greater of:

   a. highest account value on any contract anniversary before age 81, plus any subsequent contributions, minus any withdrawals; or

   b.   the standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .15% annually and is assessed for the life of the contract. The fee is assessed quarterly.

OPTION B (Roll Up)

For issue ages up to and including age 75, the death benefit will be the greater of:

   a. total contributions, minus any subsequent withdrawals, accumulated at an annual growth rate of 5% from the date of each contribution or withdrawal. The growth rate of 5% will stop accruing at the earlier of age 81 or when the accumulated amount reaches 200% of the sum of contributions minus withdrawals; or

   b.   The standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .30% annually and is assessed for the life of the contract. The fee is assessed quarterly.

OPTION C (Greater of Highest Anniversary or Roll Up)

For issue ages up to and including age 75, the death benefit will be the greatest of:

   a.   the death benefit if Option A had been chosen; or

   b.   the death benefit if Option B had been chosen; or

   c.   the standard contract death benefit.

This option is not available for issue ages of 76 or older.

The fee for this option is .35% annually and is assessed for the life of the contract. The fee is assessed quarterly.

ENHANCED EARNINGS BENEFIT

The Enhanced Earnings Benefit ("EEB") is an optional death benefit where a percentage of the Gain in the contract is paid in addition to the standard or any optional death benefit. If there is a Gain in the contract when Integrity receives proof of the Annuitant's death, Integrity will pay up to an additional 40% of the Gain as an additional death benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. The maximum available benefit is 150% of the Net Premium. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Total Customer Contributions
$125,000 Account Value upon receipt of proof of death.
Assume a 40% benefit based on issue age.

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000  ($25,000 x 40%)

Please See Appendix E for additional examples of how the EEB works with other contract features.

The EEB is an optional death benefit and is available at an additional cost. The EEB must be selected at the time the contract is initially purchased and may not be cancelled once it is selected. The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant's age at issue. The following chart summarizes the different costs and benefits.

         ISSUE AGE         BENEFIT PAID                        ANNUAL COST*
         ---------         ------------                        -----------
         0-59              40% of Gain                         .20%
         60-69             40% of Gain                         .40%
         70-79             25% of Gain                         .50%
         80 +              Not Available                       Not Available

* Integrity will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

All Total Customer Contributions received in the first seven (7) contract years will be included for purposes of calculating the EEB payment. Total Customer Contributions received after the seventh (7th) contract anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for 6 months. MONIES RECEIVED FROM EXCHANGED CONTRACTS SHALL BE TREATED AS PREMIUM FOR PURPOSES OF THE EEB RIDER AND DETERMINATION OF THE BENEFIT PAID. THE GAIN IN THE EXCHANGED CONTRACT WILL NOT BE CARRIED OVER TO THE NEW CONTRACT FOR PURPOSES OF CALCULATING THE EEB BENEFIT. IT WILL BE CARRIED OVER FOR PURPOSES OF INCOME TAX OR EXCLUSION ALLOWANCE CALCULATIONS.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax, legal advisor or investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA:

IF YOU ARE PURCHASING THIS CONTRACT AS AN IRA AND ARE ELECTING THE EEB RIDER THERE IS NO ASSURANCE THAT THE CONTRACT WILL MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. YOU WILL WANT TO CONSIDER CAREFULLY SELECTING THE EEB OPTION IF THIS CONTRACT IS AN IRA. CONSULT YOUR TAX OR LEGAL ADVISOR IF YOU ARE CONSIDERING USING THE EEB WITH AN IRA. THE CONTRACT OWNER BEARS THE RISK OF ANY ADVERSE TAX CONSEQUENCES.

Under certain circumstances, a spouse may continue the contract and is substituted for the deceased spouse. The surviving spouse will become the new annuitant and may elect a new beneficiary to receive the death benefit. No adjustment is made to the Account Value at the death of the first spouse. The benefit payable does not change and shall remain based on the originals issue age of the Annuitant. The annual charges for the EEB rider will continue along with the benefit. Upon the death of the second spouse, the death benefit and EEB will be paid.

Not all death benefit options may be available in all states.

SECTION 7 - VOTING RIGHTS

PORTFOLIO VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account I and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account I, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate account of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on several factors. These factors may include Integrity's tax status, the type of retirement plan, if any, for which the contract is purchased, and the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts won't change their views on the treatment of these contracts. Future legislation could affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of tax laws and the fact that tax results will vary according to particular circumstances, anyone considering the purchase of a contract, selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract won't generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may purchase the annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings may be excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (a nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (a qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Internal Revenue Code of 1986, as amended (the CODE) governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) will not be taxed when you receive the amounts back in a distribution. Please note that under current tax law, any credit received from the Added Value Option will be treated as earnings or gain on the contract and not as basis or investment in the contract. Also, an owner generally isn't taxed on the annuity's earnings (increases in Account Value) until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, trusts and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in the Account Value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract is treated as a taxable distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, is not taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made before August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is taxed at ordinary income tax rates. In addition, you may be subject to a 10% penalty on the taxable portion of a distribution unless it is:

     (1)  on or after the date on which the taxpayer attains age 59 1/2;

     (2)  as a result of the owner's death;

     (3) part of a series of "substantially equal periodic payments" (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

     (4)  a result of the taxpayer becoming disabled within the meaning of Code
          Section 72(m)(7);

     (5) from certain qualified plans (note, however, other penalties may apply);

     (6) under a qualified funding asset (as defined in Section 130(d) of the Code);

     (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

     (8)  under an immediate annuity as defined in Code Section 72(u)(4);

     (9)  for the purchase of a first home (distribution up to $10,000);

     (10) for certain higher education expenses; or

     (11) to cover certain deductible medical expenses.

     Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Section 5.

All annuity contracts issued by us or our affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, in order to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the date the annuity starts and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the date the annuity starts, the entire contract must be distributed within five years after the owner's death. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary, as long as distributions begin within one year after the owner dies. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

DIVERSIFICATION STANDARDS

We manage the investments in the annuities under Section 817(h) of the Code to ensure that you will be taxed as described above


TAX FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in these qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions on the amount that may be borrowed, the duration of the loan, and repayment of the loan. (Owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Also, special rules apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection.

INHERITED IRAS

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the annuitant under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA, The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN A CODE
SECTION 401(a) OR 403(b) PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON INTEGRITY

The contract allows us to charge the Separate Account for taxes. We can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

Under the current tax law there won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Section 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE, A MARKET VALUE ADJUSTMENT, AND THE ADDED VALUE OPTION RECAPTURE IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Section 8, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

X      the date you reach age 59 1/2; or
X      five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program, plus any interest.

You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Section 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE

SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE, A MARKET VALUE ADJUSTMENT, AND THE ADDED VALUE OPTION RECAPTURE IF APPLICABLE.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions allocated to the Fidelity Money Market Option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our dollar cost averaging program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the dollar cost averaging program at any time. If you don't have enough money in the Fidelity Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a systematic transfer program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis, as you determine. See Section 3, "Systematic Transfer Option." We'll transfer your STO contributions in equal installments of at least $1,000 over either a six-month or one-year period, depending upon the option you select. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our systematic transfer program, send the appropriate form to our Administrative Office. We can end the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't eligible for the Customized Asset Rebalancing program.

To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period. No unit values are included for J.P. Morgan, Scudder and Van Kampen VIF portfolios because as of December 31, 2001 those sub-accounts had not begun operations in Separate Account I.


                                                             2001          2000      INCEPTION
                                                             ----          ----      ---------
FIDELITY VIP ASSET MANAGER
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.44
Number of units outstanding at end of period                 22,414

FIDELITY VIP ASSET MANAGER: GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.99
Number of units outstanding at end of period                 12,001

FIDELITY VIP BALANCED
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.56
Number of units outstanding at end of period                170,409

FIDELITY VIP CONTRAFUND FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.01
Number of units outstanding at end of period                 86,383

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.39
Number of units outstanding at end of period                116,865

FIDELITY VIP GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $7.93
Number of units outstanding at end of period                 74,826

FIDELITY VIP HIGH INCOME
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.07
Number of units outstanding at end of period                 71,936

FIDELITY VIP INDEX 500
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.40
Number of units outstanding at end of period                250,833

FIDELITY VIP INVESTMENT GRADE BOND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $10.62
Number of units outstanding at end of period                302,723

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.09
Number of units outstanding at end of period                 51,694

                                                             2001          2000      INCEPTION
                                                             ----          ----      ---------
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.33
Number of units outstanding at end of period                  6,707

FIDELITY VIP MID CAP
Unit value at beginning of period                                 -             -      $10.00
Unit value at end of period                                  $10.21
Number of units outstanding at end of period                158,737

FIDELITY VIP MONEY MARKET
Unit value at beginning of period                                 -             -      $10.00
Unit value at end of period                                  $10.26
Number of units outstanding at end of period                777,275

FIDELITY VIP OVERSEAS
Unit value at beginning of period                                 -             -      $10.00
Unit value at end of period                                   $7.71
Number of units outstanding at end of period                 13,423

JANUS ASPEN SERIES AGGRESSIVE GROWTH
Unit value at beginning of period                                 -             -      $10.00
Unit value at end of period                                   $5.50
Number of units outstanding at end of period                 51,908

JANUS ASPEN SERIES BALANCED
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.42
Number of units outstanding at end of period                149,093

JANUS ASPEN SERIES CAPITAL APPRECIATION
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $7.70
Number of units outstanding at end of period                 79,470

JANUS ASPEN SERIES CORE EQUITY
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.65
Number of units outstanding at end of period                 28,437

JANUS ASPEN SERIES GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $6.84
Number of units outstanding at end of period                142,839

JANUS ASPEN SERIES INTERNATIONAL GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $7.35
Number of units outstanding at end of period                 31,633

JANUS ASPEN SERIES STRATEGIC VALUE
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.57
Number of units outstanding at end of period                141,304

JANUS ASPEN SERIES WORLDWIDE GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $7.36
Number of units outstanding at end of period                 73,354

                                                             2001          2000      INCEPTION
                                                             ----          ----      ---------
BARON SMALL CAP
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $10.11
Number of units outstanding at end of period                 34,150

GABELLI LARGE CAP VALUE
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $7.82
Number of units outstanding at end of period                153,143

HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.21
Number of units outstanding at end of period                 47,933

THIRD AVENUE VALUE
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $10.83
Number of units outstanding at end of period                185,592

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $7.38
Number of units outstanding at end of period                 33,195

MFS EMERGING GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $7.05
Number of units outstanding at end of period                 42,594

MFS INVESTORS GROWTH STOCK
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.05
Number of units outstanding at end of period                 22,869

MFS NEW DISCOVERY
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.54
Number of units outstanding at end of period                 46,283

MFS MID CAP GROWTH
Unit value at beginning of period                                 -                    $10.00
Unit value at end of period                                   $7.68              -
Number of units outstanding at end of period                 82,825

MFS RESEARCH
Unit value at beginning of period                                 -                    $10.00
Unit value at end of period                                   $7.51              -
Number of units outstanding at end of period                 32,286

MFS TOTAL RETURN
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.96
Number of units outstanding at end of period                178,042

PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.43
Number of units outstanding at end of period                141,393

PUTNAM VT INTERNATIONAL GROWTH
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.07
Number of units outstanding at end of period                 17,634

PUTNAM VT SMALL CAP VALUE FUND

                                                             2001          2000      INCEPTION
                                                             ----          ----      ---------
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $11.41
Number of units outstanding at end of period                 46,524

PUTNAM VT VOYAGER FUND II
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $6.68
Number of units outstanding at end of period                149,008

TOUCHSTONE BALANCED FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $10.13
Number of units outstanding at end of period                 45,628

TOUCHSTONE BOND FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $10.39
Number of units outstanding at end of period                128,053

TOUCHSTONE EMERGING GROWTH FUND
Unit value at beginning of period                                 -               -     $10.00
Unit value at end of period                                   $9.73
Number of units outstanding at end of period                 15,467


TOUCHSTONE ENHANCED 30 FUND                                                      -     $10.00
Unit value at beginning of period                                 -
Unit value at end of period                                   $9.37
Number of units outstanding at end of period                  4,640

TOUCHSTONE GROWTH & INCOME FUND
Unit value at beginning of period                                 -               -     $10.00
Unit value at end of period                                   $9.34
Number of units outstanding at end of period                  3,976

TOUCHSTONE GROWTH/VALUE FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.89
Number of units outstanding at end of period                 29,518

TOUCHSTONE HIGH YIELD FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $10.07
Number of units outstanding at end of period                  5,546

TOUCHSTONE INTERNATIONAL EQUITY FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.74
Number of units outstanding at end of period                  3,581

TOUCHSTONE LARGE CAP GROWTH FUND
Unit value at beginning of period                                                -     $10.00
Unit value at end of period                                   $9.68
Number of units outstanding at end of period                  1,006

TOUCHSTONE MONEY MARKET FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                  $10.10
Number of units outstanding at end of period                 20,632

TOUCHSTONE VALUE PLUS FUND
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.69
Number of units outstanding at end of period                  8,277

                                                             2001          2000      INCEPTION
                                                             ----          ----      ---------
VAN KAMPEN UIT BANDWIDTH &
TELECOMMUNICATIONS
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $4.67
Number of units outstanding at end of period                 18,796

VAN KAMPEN UIT BIOTECHNOLOGY &
PHARMACEUTICAL
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.54
Number of units outstanding at end of period                 49,984

VAN KAMPEN UIT EMERGING MARKET DEBT
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIT INTERNET
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $6.82
Number of units outstanding at end of period                     92

VAN KAMPEN UIT MORGAN STANLEY HIGH-TECH
35(SM)
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $8.64
Number of units outstanding at end of period                 23,204

VAN KAMPEN UIT MORGAN STANLEY U.S.
MULTINATIONAL(SM)
Unit value at beginning of period                                 -              -     $10.00
Unit value at end of period                                   $9.32
Number of units outstanding at end of period                    760

APPENDIX B

CALCULATING THE ADDED VALUE OPTION CHARGE

TO CALCULATE THE CHARGE FOR THE ADDED VALUE OPTION, FOLLOW THESE STEPS:

STEP 1, calculate the minimum and maximum dollar amount charge allowed.

Minimum = FIRST-YEAR TOTAL CONTRIBUTIONS (x) minimum Added Value Option charge Maximum = FIRST-YEAR TOTAL CONTRIBUTIONS (x) maximum Added Value Option charge

Divide the minimum or maximum by 4 to determine the minimum or maximum quarterly charge.

STEP 2, calculate the amount of the charge for the Added Value Option.

Contract value at the end of each calendar quarter (x) percentage charge for the Added Value Option.

STEP 3, determine if the fee goes above the maximum allowable dollar amount or below the minimum. If the fee is above the maximum dollar amount, the maximum dollar amount will be charged. If it is below the maximum, but above the minimum, that fee will be applied. If the charge is below the minimum dollar amount, the minimum dollar amount will be charged.

EXAMPLES:

EXAMPLES 1, 2, AND 3 ARE FOR A 3% ADDED VALUE OPTION CREDIT.

The following applies to examples 1,2 and 3:

First year premium:                        $50,000
Credit amount of 3%:                        $1,500
                                           -------
FIRST-YEAR TOTAL CONTRIBUTIONS =           $51,500

Each example shows a policy at the point in time at the end of one policy year and is simply for illustrative purposes only. The charges are assessed quarterly.

EXAMPLE 1, MAXIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $68,212

STEP 1, calculate the minimum and maximum Added Value Option charge allowed.

$51,500 x .00435 = $224.03 annual / $56.01 quarterly minimum Added Value Option charge

$51,500 x .00546 = $281.19 annual / $70.30 quarterly maximum Added Value Option charge

STEP 2, calculate the percentage charge for the Added Value Option.

$68, 212 x .0045 = $306.95 annual / $76.74 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $306.95

Charge assessed against this account will be $281.19 / $70.30 quarterly

EXAMPLE 2, PERCENTAGE ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $54,900

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$54,900 x .0045 = $247.05 annual / $61.76 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $247.05

Charge assessed against this account will be $247.05 annual / $61.76 quarterly

EXAMPLE 3, MINIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $43,208

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$43,208 x .0045 = $194.44 annual / 48.61 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine actual charge.

Minimum charge = $224.03
Maximum charge = $281.19
Percentage charge = $194.44

Charge assessed against this account will be $224.03 annual / $56.01 quarterly

EXAMPLES 4, 5, AND 6 ARE FOR A 5% ADDED VALUE OPTION CREDIT.

The following applies to examples 4, 5, and 6:

First year premium:                   $50,000
Credit amount of 5%:                   $2,500
                                      -------
FIRST-YEAR TOTAL CONTRIBUTIONS =      $52,500

Each example shows a policy at the point in time at the end of one policy year and is simply for illustrative purposes only. The charges are assessed quarterly.

EXAMPLE 4, MAXIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $69,537
STEP 1, calculate the minimum and maximum Added Value Option charge allowed.

$52,500 x .00725 = $380.63 annual / $95.16 quarterly minimum Added Value Option charge

$52,500 x .00910 = $477.75 annual / $119.44 quarterly maximum Added Value Option charge

STEP 2, calculate the percentage charge for the Added Value Option.

$69,537 x .0075 = $521.53 annual / $130.38 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $380.63
Maximum charge = $477.75
Percentage charge = $521.53

Charge assessed against this account will be $477.75 / $119.44 quarterly

EXAMPLE 5, PERCENTAGE ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $55,966

STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$55,966 x .0075 = $419.75 annual / $104.94 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine the actual charge.

Minimum charge = $380.63
Maximum charge = $477.75
Percentage charge = $419.75

Charge assessed against this account will be $419.75 annual / $104.94 quarterly

EXAMPLE 6, MINIMUM ADDED VALUE OPTION CHARGE

Account value at the end of 12 months = $44,047
STEP 1

Same as example 1

STEP 2, calculate the percentage charge for the Added Value Option.

$44,047 x .0075 = $330.35 annual / 82.58 quarterly

STEP 3, compare the percentage charge to the minimum and maximum to determine actual charge.

Minimum charge = $380.63
Maximum charge = $477.75
Percentage charge = $330.35

Charge assessed against this account will be $380.63 annual / $95.16 quarterly

APPENDIX C

These examples show how stock market performance affects the Added Value Option. The examples below show a comparison between a policy with the Added Value Option (AVO) and without the Added Value Option depending upon how the market performs. The total first-year premium contributions are $50,000 and the 3% option was selected for a credit of $1500. Account values are for the end of each policy year.

The graphs below each example show how the charge for the Added Value Option works based on market performance and how the minimum and maximum charge is applied.

EXAMPLE 1: MARKET PERFORMS AT A HYPOTHETICAL 0% ANNUALIZED RATE OF RETURN.

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
-----------                -------------------------          ----------------------
         1                           $49,470                          $50,726
         2                           $48,945                          $49,963
         3                           $48,426                          $49,210
         4                           $47,912                          $48,465
         5                           $47,402                          $47,727
         6                           $46,898                          $46,997
         7                           $46,399                          $46,274

                         ILLUSTRATION OF AVO CHARGES
                       $1,500 BONUS ON $50,000 POLICY
                      HYPOTHETICAL 0.0% RATE OF RETURN

                           BONUS CHARGES PER YEAR

                                      45 BPS     ACTUAL CHARGE
             POLICY YEAR             PER YEAR       PER YEAR
             -----------             --------    -------------
                 1                      229           230
                 2                      226           226
                 3                      223           224
                 4                      219           224
                 5                      216           224
                 6                      213           224
                 7                      210           224

EXAMPLE 2: MARKET PERFORMS AT A HYPOTHETICAL 4% ANNUALIZED RATE OF RETURN:

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
-----------                -------------------------          ----------------------
    1                                $51,450                          $52,756
    2                                $52,943                          $54,044
    3                                $54,480                          $55,363
    4                                $56,063                          $56,716
    5                                $57,692                          $58,103
    6                                $58,370                          $59,524
    7                                $61,097                          $60,980

                         ILLUSTRATION OF AVO CHARGES
                       $1,500 CREDIT ON $50,000 POLICY
                  HYPOTHETICAL 4.0% ANNUALIZED RATE OF RETURN

                           BONUS CHARGES PER YEAR

                                      45 BPS     ACTUAL CHARGE
             POLICY YEAR             PER YEAR       PER YEAR
             -----------             --------    -------------
                 1                      236           236
                 2                      241           241
                 3                      247           247
                 4                      253           253
                 5                      259           259
                 6                      266           266
                 7                      272           272

EXAMPLE 3: MARKET PERFORMS AT A HYPOTHETICAL 8% ANNUALIZED RATE OF RETURN:

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
-----------                -------------------------          ----------------------
    1                                 $53,430                        $54,786
    2                                 $57,097                        $58,285
    3                                 $61,018                        $62,008
    4                                 $65,211                        $65,980
    5                                 $69,694                        $70,228
    6                                 $74,486                        $74,769
    7                                 $79,611                        $79,625


                         ILLUSTRATION OF AVO CHARGES
                       $1,500 CREDIT ON $50,000 POLICY
                  HYPOTHETICAL 8.0% ANNUALIZED RATE OF RETURN

                           BONUS CHARGES PER YEAR

                                      45 BPS     ACTUAL CHARGE
             POLICY YEAR             PER YEAR       PER YEAR
             -----------             --------    -------------
                 1                      241           241
                 2                      257           257
                 3                      273           273
                 4                      291           281
                 5                      309           281
                 6                      329           281
                 7                      350           281

EXAMPLE 4: MARKET PERFORMS AT A HYPOTHETICAL 12% ANNUALIZED RATE OF RETURN.

POLICY YEAR                ACCOUNT VALUE WITHOUT AVO          ACCOUNT VALUE WITH AVO
-----------                -------------------------          ----------------------
     1                              $55,410                            $56,817
     2                              $61,409                            $62,686
     3                              $68,060                            $69,183
     4                              $75,435                            $75,388
     5                              $83,612                            $84,377
     6                              $92,679                            $93,235
     7                             $102,733                           $103,056

                         ILLUSTRATION OF AVO CHARGES
                       $1,500 BONUS ON $50,000 POLICY
                 HYPOTHETICAL 12.0% ANNUALIZED RATE OF RETURN

                           BONUS CHARGES PER YEAR

                                      45 BPS     ACTUAL CHARGE
             POLICY YEAR             PER YEAR       PER YEAR
             -----------             --------    -------------
                 1                      247           247
                 2                      272           272
                 3                      301           281
                 4                      332           281
                 5                      366           281
                 6                      405           281
                 7                      447           281

APPENDIX D

         ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                           Contribution:    $50,000.00

                           GRO Account duration:     7 Years

                           Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers. A $30 administrative fee is assessed annually.

The GRO Value for this $50,000 contribution is $70,110.76 at the expiration of the GRO Account. After three years, the GRO Value is $57,786.68. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

                                48/12                      48/12
         -0.0551589 = [(1 + .05)      / (1 + .0625 + .0025)     ] - 1

The Market Value Adjustment is a reduction of $3,187.45 from the GRO Value:

         $3,187.45= -0.0551589 x 57,786.68

The Market Adjusted Value would be:

         $54,599.23= 57,786.68-3,187.45

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:

         $3,500= 50,000 x .07

Thus, the amount payable on a full withdrawal would be:

         $51,099.23 = 57,78.68 - 3,187.45 - 3,500




If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

         $5,778.67 = 57,786 x .10

         Free Amount = $5,778.67

The non-free amount would be:

         $14,221.33 = 20,000 - 5,778.67

The Market Value Adjustment, which is only applicable to the non-free amount, would be

         - 784.43 = -0.0551589 x 14,221.33

The withdrawal charge would be:

         $1,129.47 = [(14,221.33 + 784.43)/(1-.07)] - (14,221.33 + 784.43)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

         $21,913.90 = 20,000 + 784.43 + 1,129.47

The ending Account Value would be:

         $35,872.78 = 57,786.68 - 21,913.90

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

                              48/12                    48/12
         .0290890 = [(1 + .05)      / (1 + .04 + .0025)     ] - 1

The Market Value Adjustment is an increase of $1,680.96 to the GRO Value:

         $1,680.96 = 0.0290890 x 57,786.68

The Market Adjusted Value would be:

         $59,467.54 = 57,786.68 + 1,680.96

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:

         $3,500 = 50,000 x .07

Thus, the amount payable on a full withdrawal would be:

         $55,967.64 = 57,786.68 = 1,680.96 - 3,500

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

                    Free Amount =    $ 5,788.67

                Non-Free Amount =    $14,221.33

      The Market Value Adjustment would be:

               $413.68 = 0.0290890 x 14,221.33

      The withdrawal charge would be:

               $1,039.29 = [(14,221.33 - 413.68)/(1-.07)] - (14,221.33 - 413.68)

      Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

               $20,625.60 = 20,000 - 413.68 + 1,039.29

      The ending Account Value would be:

               $37,161.08 = 57,786.68 - 20,625.60

      Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

APPENDIX E

The following are some additional examples of how the Enhanced Earnings Benefit ("EEB") will be calculated and paid along with other contract features.

A.   EEB with Death Benefit Option A (Highest Anniversary)

     Net Premium = $50,000
     Account Value upon presentation of proof of death = $60,000 Highest Anniversary Value = $70,000 Gain = $10,000 ($60,000 - $50,000) Assume a 40%
     benefit based on issue age EEB Benefit = $4,000 (40% x $10,000) Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

B.   EEB with Added Value Option ("AVO")

     $100,000 deposit
     5% AVO selected = $5,000 (This is immediately credited to the Account Value) Assume a 40% benefit based on issue age Standard Death Benefit No Withdrawals

     Net Premium = $100,000
     Account Value upon presentation of proof of death = $105,000
     Gain = $5,000 ($105,000 - $100,000)
     EEB Benefit = $2,000 (40% x $5,000)
     Total Payments to Beneficiary = $107,000 ($105,000 + $2,000)

                                   APPENDIX F

Table of Contents of Statement of Additional Information


Part 1 - Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Performance Information
Part 4 - Determination of Accumulation Values
Part 5 - Tax Favored Retirement Programs
Part 6 - Financial Statements


If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:
--------------------------------------------------------------------------------
Administrative Office
Integrity Life Insurance Company
P.O. Box 740074
Louisville, KY  40201-0074
ATTN: Request for SAI of Separate Account I (AnnuiCHOICE)


Name
         -----------------------------------------------------------

Address
         -----------------------------------------------------------

City:                        State:               Zip:
         -----------------           ----------        -------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002

                                       FOR

                                   ANNUICHOICE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I


                                TABLE OF CONTENTS
                                                                        Page
Part 1 - Integrity and Custodian                                           2
Part 2 - Distribution of the Contracts                                     2
Part 3 - Performance Information                                           3
Part 4 - Determination of Accumulation Values                              7
Part 5 - Tax Favored Retirement Programs.                                  7
Part 6 - Financial Statements                                              9
Appendix A                                      SEC Standardized Performance
Appendix B                                      Non-Standardized Performance


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2002. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 740074, Louisville, Kentucky 40201-0074, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 551 West Market Street, Louisville, Kentucky 40202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM").

In 2001 Integrity provided all management services of Separate Account I and no longer pays management services fees to a third party. Prior to that, ARM provided substantially all of the services required to be performed on behalf of Separate Account I since 1994. Total fees paid to ARM by Integrity for management services, including services applicable to the Registrant, in 1997 were $19,307,552, in 1998 were $27,158,002, in 1999 were $32,545,978 and in 2000 were $3,001,867.

Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A+" (Superior) by A.M. Best Company, "AAA" (Extremely Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AAA" (Highest) by Duff and Phelps Credit Rating Company. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Account isn't a separate entity from Integrity and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $17,435,358 in 2001. The amount of distribution allowances paid to Touchstone Securities Between March 3, 2000 and December 31, 2000 was $844,084. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $124,155 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.


PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 will be used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.


AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula: P(1+T)TO THE POWER OF n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                            365/7
Effective Yield = {(Base Period Return) + 1)     } - 1

PLEASE SEE SEC STANDARDIZED PERFORMANCE IN APPENDIX A AND NON-STANDARDIZED PERFORMANCE IN APPENDIX B

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.
The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation. Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

 PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.



ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408(A) of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408(a) Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202 is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2001, and for the periods indicated in the financial statements and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2001 and 2000 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account

APPENDIX A

For Period Ending 2/28/02            Returns with Surrender Charges

                               SEC Standardized Average Annualized Returns(1)

VARIABLE ACCOUNT OPTION                                  INCEPTION DATE(2)      1 YEAR         5 YEARS       10 YEARS      LIFE
                                                         -----------------      ------         -------       --------      ----
Fidelity VIP Equity-Income, Service Class 2                  01/26/01          -12.58%           N/A           N/A        -12.68%
Fidelity VIP Growth, Service Class 2                         01/30/01          -22.73%           N/A           N/A        -31.23%
Fidelity VIP Overseas, Service Class 2                       01/30/01          -26.83%           N/A           N/A        -31.10%
Fidelity VIP High Income, Service Class 2                    02/28/01          -27.77%           N/A           N/A        -27.78%
Fidelity VIP Investment Grade Bond, Service Class 2          01/23/01           -1.37%           N/A           N/A           .38%
Fidelity VIP Asset Manager, Service Class 2                  01/23/01          -11.62%           N/A           N/A        -14.52%
Fidelity VIP Index 500, Service Class 2                      01/25/01          -18.40%           N/A           N/A        -24.22%
Fidelity VIP Contrafund, Service Class 2                     01/25/01          -13.51%           N/A           N/A        -16.84%
Fidelity VIP Asset Manger: Growth, Service Class 2           02/06/01            N/A             N/A           N/A        -20.07%
Fidelity VIP Growth Opportunities, Service Class 2           03/06/01            N/A             N/A           N/A        -19.47%
Fidelity VIP Balanced, Service Class 2                       01/30/01          -10.00%           N/A           N/A        -13.21%
Fidelity VIP Growth & Income, Service Class 2                01/23/01          -14.55%           N/A           N/A        -18.53%
Fidelity VIP Mid-Cap, Service Class 2                        01/26/01           -5.87%           N/A           N/A         -5.59%
Fidelity VIP Dynamic Capital Appreciation,  Serv. Cls. 2     03/21/01            N/A             N/A           N/A        -10.55%
Janus Aspen Series Balanced, Service Shares                  02/14/01          -11.10%           N/A           N/A        -12.98%
Janus Aspen Series Worldwide Growth, Service Shares          01/23/01          -27.76%           N/A           N/A        -35.84%
Janus Aspen Series Growth, Service Shares                    01/30/01          -28.59%           N/A           N/A        -40.01%
Janus Aspen Series Aggressive Growth, Service Shares         01/25/01          -44.67%           N/A           N/A        -54.85%
Janus  Aspen  Series  Capital  Appreciation,   Service       01/18/01          -26.45%           N/A           N/A        -32.29%
 Shares
Janus Aspen Series Core Equity:  Service Shares              01/23/01          -16.18%           N/A           N/A        -20.97%
Janus  Aspen  Series  International  Growth,   Service       01/26/01          -30.00%           N/A           N/A        -35.94%
 Shares
Janus Aspen Series Strategic Value, Service Shares           02/13/01          -20.58%           N/A           N/A        -22.67%
Baron Small Cap                                              01/26/01           -4.59%           N/A           N/A         -8.12%
Gabelli Large Cap Value                                      01/23/01          -30.15%           N/A           N/A        -32.92%
Harris Bretall Sullivan & Smith Equity Growth                02/26/01          -27.29%           N/A           N/A        -30.40%
Third Avenue Value                                           02/12/01            1.77%           N/A           N/A         -2.09%
MFS Emerging Growth, Service Class                           01/18/01          -34.21%           N/A           N/A        -42.30%
MFS Investors Trust Series, Service Class                    02/06/01          -21.37%           N/A           N/A        -24.77%
MFS Mid-Cap Growth, Service Class                            01/26/01          -31.73%           N/A           N/A        -38.94%
MFS New Discovery, Service Class                             02/26/01          -19.62%           N/A           N/A        -22.90%
MFS Capital Opportunities, Service Class                     02/13/01          -32.34%           N/A           N/A        -36.85%
MFS Investors Growth Stock Series, Service Class             03/16.01            N/A             N/A           N/A        -22.80%
MFS Total Return , Service Class                             01/30/01           -7.28%           N/A           N/A         -7.47%
MFS Research, Service Class                                  01/26/01          -26.25%           N/A           N/A        -33.69%
Putnam VT Voyager Fund II-Class IB                           01/18/01          -33.89%           N/A           N/A        -44.80%
Putnam VT International Growth Fund-Class IB                 01/18/01          -25.42%           N/A           N/A        -28.08%
Putnam VT Technology Fund- Class IB                          03/21/01            N/A             N/A           N/A        -31.09%

Putnam VT Growth and Income Fund-Class IB                    03/02/01            N/A             N/A           N/A        -16.25%
Putnam VT Small Cap Value Fund-Class IB                      01/26/01            2.82%           N/A           N/A          4.18%
Touchstone International Equity Fund                         06/18/01            N/A             N/A           N/A        -33.48%
Touchstone Emerging Growth Fund                              05/30/01            N/A             N/A           N/A        -14.98%
Touchstone Small Cap Value                                   06/18/01            N/A             N/A           N/A        -13.90%
Touchstone Growth/Value Fund                                 06/18/01            N/A             N/A           N/A        -38.14%
Touchstone Equity Fund                                       07/30/01            N/A             N/A           N/A        -32.15%
Touchstone Enhanced 30 Fund                                  06/18/01            N/A             N/A           N/A        -22.16%
Touchstone Value Plus Fund                                   07/30/01            N/A             N/A           N/A        -25.78%
Touchstone Growth & Income                                   05/30/01            N/A             N/A           N/A        -15.86%
Touchstone Balanced Fund                                     06/20/01            N/A             N/A           N/A        -12.98%
Touchstone High Yield Fund                                   06/18/01            N/A             N/A           N/A        -10.92%
Touchstone Bond Fund                                         05/08/01            N/A             N/A           N/A         -3.09%
Van Kampen Bandwidth & Telecommunication                     02/13/01          -64.83%           N/A           N/A        -73.16%
Van Kampen Biotechnology and Pharmaceutical                  02/13/01          -21.06%           N/A           N/A        -19.83%
Van Kampen Internet                                          07/30/01            N/A             N/A           N/A        -78.14%
Van Kampen Morgan Stanley High-Tech 35                       03/05/01            N/A             N/A           N/A        -35.31%
Van Kampen Morgan Stanley U.S. Multinational                 05/14/01            N/A             N/A           N/A        -24.03%

(1) Standard average annual return reflects past fund performance based on a $1,000 hypothetical investment over the period indicated. The performance figures reflect mortality and expense charges and administrative charges totaling 1.00%. They also reflect the withdrawal charges that would apply if an owner terminated the policy at the end of the period, but exclude deductions for the applicable premium tax charges. Surrender charges are 8% in year one, declining 1% annually in years one through seven, 0% thereafter.

(2) Inception date of the variable account option represents the first date sub-accounts are populated in the separate account.

APPENDIX B

For Period Ending 2/28/02

                  Non-Standardized Average Annualized Returns(1)

                                                                                                CUMULATIVE TOTAL RETURN
                                                               FUND       YEAR-TO-    --------------------------------------------
                                                            INCEPTION       DATE                                           LIFE OF
VARIABLE ACCOUNT OPTION                                       DATE(2)      RETURN     3 YEARS      5 YEARS     10 YEARS      FUND
                                                            ---------     --------    -------      -------     --------    -------
Fidelity VIP Equity-Income, Service Class 2                  10/09/86       -.70%       6.67%       40.05%     205.60%     381.14%
Fidelity VIP Growth, Service Class 2                         10/09/86      -5.88%     -10.89%       49.44%     174.66%     472.14%
Fidelity VIP Overseas, Service Class 2                       01/28/87      -3.32%     -13.73%        2.50%      55.86%     101.40%
Fidelity VIP High Income, Service Class 2                    09/19/85      -1.44%     -31.34%      -24.87%      35.61%     148.40%
Fidelity VIP Investment Grade Bond, Service Class 2          12/05/88       1.57%      17.99%       35.55%      79.23%     136.63%
Fidelity VIP Asset Manager, Service Class 2                  09/06/89      -2.11%      -3.21%       26.30%     106.07%     174.18%
Fidelity VIP Index 500, Service Class 2                      08/27/92      -3.60%     -11.09%       39.85%       N/A       183.06%
Fidelity VIP Contrafund, Service Class 2                     01/03/95       -.70%      -4.06%       52.89%       N/A       155.90%
Fidelity VIP Asset Manager: Growth, Service Class 2          01/03/95      -3.95%     -13.56%       18.20%       N/A        79.81%
Fidelity VIP Growth Opportunities, Service Class 2           01/03/95      -3.94%     -28.58%        3.01%       N/A        66.07%
Fidelity VIP Balanced, Service Class 2                       01/03/95      -1.61%      -5.80%       25.33%       N/A        61.21%
Fidelity VIP Growth & Income, Service Class 2                12/31/96      -2.90%     -10.11%       43.13%       N/A        49.46%
Fidelity VIP Mid-Cap, Service Class 2                        12/28/98       -.82%      91.37%        N/A         N/A        88.97%
Fidelity VIP Dynamic Capital Appreciation, Serv. Cls. 2      09/26/00        .17%       N/A          N/A         N/A       -39.15%
Janus Aspen Series Balanced, Service Shares                  12/31/99       -.42%       N/A          N/A         N/A        -8.47%
Janus Aspen Series Worldwide Growth, Service Shares          12/31/99      -5.62%       N/A          N/A         N/A       -39.85%
Janus Aspen Series Growth, Service Shares                    12/31/99      -4.66%       N/A          N/A         N/A       -40.17%
Janus Aspen Series Aggressive Growth, Service Shares         12/31/99     -13.49%       N/A          N/A         N/A       -65.06%
Janus Aspen Series Capital Appreciation, Service Shares      12/31/99      -5.45%       N/A          N/A         N/A       -40.86%
Janus Aspen Series Core Equity: Service Shares               12/31/99       -.90%       N/A          N/A         N/A       -21.59%
Janus Aspen Series International Growth, Service Shares      12/31/99      -6.12%       N/A          N/A         N/A       -40.92%
Janus Aspen Series Strategic Value, Service Shares           05/01/00      -1.68%       N/A          N/A         N/A       -11.07%
Baron Small Cap                                              01/04/93      -2.69%       8.95%       20.57%       N/A        80.51%
Gabelli Large Cap Value                                      12/14/92     -.6.59%     -20.99%       -8.97%       N/A        41.00%
Harris Bretall Sullivan & Smith Equity Growth                12/04/92      -5.03%     -33.74%       16.22%       N/A        88.34%
Third Avenue Value                                           12/21/92        .83%      12.91%       52.36%       N/A       203.28%
MFS Emerging Growth, Service Class                           07/24/95     -11.19%     -19.90%       28.44%       N/A        76.28%
MFS Investors Trust Series, Service Class                    10/09/95      -2.97%     -14.76%       23.84%       N/A        71.57%
MFS Mid-Cap Growth, Service Class                            05/01/00     -13.65%       N/A          N/A         N/A       -32.02%
MFS New Discovery, Service Class                             04/29/98      -9.28%      51.28%        N/A         N/A        43.72%
MFS Capital Opportunities, Service Class                     08/14/96      -6.44%      -4.77%       52.05%       N/A        67.43%
MFS Investors Growth Stock Series, Service Class             05/03/99      -7.08%       N/A          N/A         N/A       -10.80%
MFS Total Return, Service Class                              01/03/95        .48%      19.07%       50.51%       N/A       122.02%
MFS Research , Service Class                                 05/01/00      -4.78%       N/A          N/A         N/A       -33.87%
Putnam VT Voyager Fund II-Class IB                           09/28/00     -10.01%       N/A          N/A         N/A       -55.84%
Putnam VT International Growth Fund-Class IB                 01/02/97      -4.04%       5.66%       41.19%       N/A        44.04%
Putnam VT Technology Fund- Class IB                          06/13/00     -12.88%       N/A          N/A         N/A       -63.63%
Putnam VT Growth and Income Fund-Class IB                    02/01/88      -1.99%      -1.92%       28.18%     163.12      356.53%
Putnam VT Small Cap Value Fund-Class IB                      04/30/99      -1.42%       N/A          N/A         N/A        45.83%
Touchstone International Equity Fund                         02/24/95      -5.97%     -26.82%       -6.36%       N/A        18.81%
Touchstone Emerging Growth Fund                              02/24/95      -3.13%      63.22%      100.32%       N/A       158.23%
Touchstone Small Cap Value                                   05/17/99      -9.96%       N/A          N/A         N/A        -7.95%
Touchstone Growth/Value Fund                                 05/01/01     -11.13%       N/A          N/A         N/A       -23.65%


                                                                                AVERAGE ANNUAL RETURN
                                                                ------------------------------------------------------
                                                                                                               LIFE OF
VARIABLE ACCOUNT OPTION                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS      FUND
                                                                ------     -------     -------     --------    -------
Fidelity VIP Equity-Income, Service Class 2                     -5.02%       2.18%       6.97%      11.82%      10.75%
Fidelity VIP Growth, Service Class 2                           -15.17%      -3.77%       8.37%      10.63%      12.00%
Fidelity VIP Overseas, Service Class 2                         -19.27%      -4.80%        .49%       4.54%       4.75%
Fidelity VIP High Income, Service Class 2                      -20.21%     -11.78%      -5.56%       3.09%       5.69%
Fidelity VIP Investment Grade Bond, Service Class 2              6.19%       5.67%       6.27%       6.01%       6.73%
Fidelity VIP Asset Manager, Service Class 2                     -4.06%      -1.08%       4.78%       7.50%       8.41%
Fidelity VIP Index 500, Service Class 2                        -10.84%      -3.84%       6.94%       N/A        11.57%
Fidelity VIP Contrafund, Service Class 2                        -5.95%      -1.37%       8.86%       N/A        14.04%
Fidelity VIP Asset Manager: Growth, Service Class 2             -7.36%      -4.74%       3.40%       N/A         8.55%
Fidelity VIP Growth Opportunities, Service Class 2             -10.24%     -10.61%        .59%       N/A         7.35%
Fidelity VIP Balanced, Service Class 2                          -2.44%      -1.97%       4.62%       N/A         6.90%
Fidelity VIP Growth & Income, Service Class 2                   -6.99%      -3.49%       7.44%       N/A         8.10%
Fidelity VIP Mid-Cap, Service Class 2                            1.69%      24.15%       N/A         N/A        22.23%
Fidelity VIP Dynamic Capital Appreciation, Serv. Cls. 2        -15.16%       N/A         N/A         N/A       -29.46%
Janus Aspen Series Balanced, Service Shares                    -.3.54%       N/A         N/A         N/A        -4.01%
Janus Aspen Series Worldwide Growth, Service Shares            -20.20%       N/A         N/A         N/A       -20.95%
Janus Aspen Series Growth, Service Shares                      -21.03%       N/A         N/A         N/A       -21.14%
Janus Aspen Series Aggressive Growth, Service Shares           -37.11%       N/A         N/A         N/A       -38.50%
Janus Aspen Series Capital Appreciation, Service Shares        -18.89%       N/A         N/A         N/A       -21.56%
Janus Aspen Series Core Equity: Service Shares                  -8.62%       N/A         N/A         N/A       -10.63%
Janus Aspen Series International Growth, Service Shares        -22.44%       N/A         N/A         N/A       -21.60%
Janus Aspen Series Strategic Value, Service Shares             -13.02%       N/A         N/A         N/A        -6.21%
Baron Small Cap                                                 2.97%        2.90%       3.81%       N/A         6.67%
Gabelli Large Cap Value                                        -22.59%      -7.55%      -1.86%       N/A         3.80%
Harris Bretall Sullivan & Smith Equity Growth                  -19.73%     -12.82%       3.05%       N/A         7.10%
Third Avenue Value                                              9.33%        4.13%       8.79%       N/A        12.83%
MFS Emerging Growth, Service Class                             -26.65%      -7.13%       5.13%       N/A         8.97%
MFS Investors Trust Series, Service Class                      -13.81%      -5.18%       4.37%       N/A         8.82%
MFS Mid-Cap Growth, Service Class                              -24.17%       N/A         N/A         N/A       -19.02%
MFS New Discovery, Service Class                               -12.06%      14.80%       N/A         N/A         9.92%
MFS Capital Opportunities, Service Class                       -24.78%      -1.61%       8.74%       N/A         9.75%
MFS Investors Growth Stock Series, Service Class               -21.83%       N/A         N/A         N/A        -3.96%
MFS Total Return, Service Class                                  .28%        5.99%       8.52%       N/A        11.79%
MFS Research , Service Class                                   -18.69%       N/A         N/A         N/A       -20.24%
Putnam VT Voyager Fund II-Class IB                             -26.33%       N/A         N/A         N/A       -43.80%
Putnam VT International Growth Fund-Class IB                   -17.86%       1.85%       7.14%       N/A         7.34%
Putnam VT Technology Fund- Class IB                            -31.92%       N/A         N/A         N/A       -44.63%
Putnam VT Growth and Income Fund-Class IB                       -7.85%       -.65%       5.09%      10.16%      11.39%
Putnam VT Small Cap Value Fund-Class IB                         10.38%       N/A         N/A         N/A        14.24%
Touchstone International Equity Fund                           -26.65%      -9.88%      -1.31%       N/A         2.49%
Touchstone Emerging Growth Fund                                  .92%       17.74%      14.91%       N/A        14.49%
Touchstone Small Cap Value                                       .00%        N/A         N/A         N/A        -2.93%
Touchstone Growth/Value Fund                                     N/A         N/A         N/A         N/A       -27.77%

                                                                              CALENDAR YEAR RETURN
                                                            ------------------------------------------------------
VARIABLE ACCOUNT OPTION                                      1997         1998        1999        2000        2001
                                                            ------       ------      ------     --------    -------
Fidelity VIP Equity-Income, Service Class 2                 26.78%       10.43%       5.19%       7.06%      -6.18%
Fidelity VIP Growth, Service Class 2                        22.21%       37.99%      35.92%     -12.09%     -18.69%
Fidelity VIP Overseas, Service Class 2                      10.44%       11.57%      41.02%     -20.10%     -21.99%
Fidelity VIP High Income, Service Class 2                   16.41%       -5.30%       7.00%     -23.64%     -12.82%
Fidelity VIP Investment Grade Bond, Service Class 2          7.97%        7.76%      -2.04%       9.67%       7.00%
Fidelity VIP Asset Manager, Service Class 2                 19.31%       13.67%       9.90%      -5.14%      -5.34%
Fidelity VIP Index 500, Service Class 2                     31.50%       27.02%      19.31%     -10.41%     -13.21%
Fidelity VIP Contrafund, Service Class 2                    22.84%       28.64%      22.91%      -7.76%     -13.35%
Fidelity VIP Asset Manager: Growth, Service Class 2         23.74%       16.01%      13.98%     -13.53%      -8.59%
Fidelity VIP Growth Opportunities, Service Class 2          28.65%       23.26%       3.14%     -18.10%     -15.50%
Fidelity VIP Balanced, Service Class 2                      21.05%       16.10%       3.39%      -5.47%      -2.86%
Fidelity VIP Growth & Income, Service Class 2               29.85%       27.98%       7.97%      -4.77%      -9.92%
Fidelity VIP Mid-Cap, Service Class 2                         N/A         2.48%      47.46%      32.01%      -4.48%
Fidelity VIP Dynamic Capital Appreciation, Serv. Cls. 2       N/A         N/A         N/A       -14.25%     -29.16%
Janus Aspen Series Balanced, Service Shares                   N/A         N/A         N/A        -2.37%      -5.86%
Janus Aspen Series Worldwide Growth, Service Shares           N/A         N/A         N/A       -16.82%     -23.39%
Janus Aspen Series Growth, Service Shares                     N/A         N/A         N/A       -15.60%     -25.65%
Janus Aspen Series Aggressive Growth, Service Shares          N/A         N/A         N/A       -32.47%     -40.19%
Janus Aspen Series Capital Appreciation, Service Shares       N/A         N/A         N/A       -19.18%     -22.61%
Janus Aspen Series Core Equity: Service Shares                N/A         N/A         N/A        -9.13%     -12.92%
Janus Aspen Series International Growth, Service Shares       N/A         N/A         N/A       -16.99%     -24.20%
Janus Aspen Series Strategic Value, Service Shares            N/A         N/A         N/A         -.27%      -9.30%
Baron Small Cap                                             23.86%       -1.59%      -3.57%        .28%       5.51%
Gabelli Large Cap Value                                     20.72%       -3.05%       4.61%      -5.57%     -15.50%
Harris Bretall Sullivan & Smith Equity Growth               33.39%       34.30%      34.17%     -23.25%     -28.66%
Third Avenue Value                                          29.16%       17.21%     -13.05%      10.08%      14.08%
MFS Emerging Growth, Service Class                          20.69%       32.82%      74.95%     -20.46%     -34.29%
MFS Investors Trust Series, Service Class                   28.49%       22.05%       4.91%      -1.28%     -16.95%
MFS Mid-Cap Growth, Service Class                             N/A         N/A         N/A        -3.45%     -18.46%
MFS New Discovery, Service Class                              N/A        1.51%       71.68%      -3.08%      -6.21%
MFS Capital Opportunities, Service Class                    25.21%       25.53%      45.95%      -4.72%     -24.45%
MFS Investors Growth Stock Series, Service Class              N/A         N/A        39.08%      -7.24%     -25.59%
MFS Total Return, Service Class                             20.09%       11.21%       2.05%      14.68%        .98%
MFS Research , Service Class                                  N/A         N/A         N/A       -10.76%     -22.18%
Putnam VT Voyager Fund II-Class IB                            N/A         N/A         N/A       -28.39%     -31.47%
Putnam VT International Growth Fund-Class IB                14.80%       17.29%      58.51%     -10.51%      21.41%
Putnam VT Technology Fund- Class IB                           N/A         N/A         N/A       -30.69%     -39.78%
Putnam VT Growth and Income Fund-Class IB                   22.72%       14.14%        .45%       6.84%      -7.33%
Putnam VT Small Cap Value Fund-Class IB                       N/A         N/A         2.68%      23.19%      16.95%
Touchstone International Equity Fund                        13.58%       19.02%      34.89%     -19.98%     -30.38%
Touchstone Emerging Growth Fund                             32.13%        2.11%      24.19%      28.14%      -3.59%
Touchstone Small Cap Value                                    N/A         N/A        15.09%     -21.40%      13.02%
Touchstone Growth/Value Fund                                  N/A         N/A         N/A         N/A       -14.09%

                                                                                                CUMULATIVE TOTAL RETURN
                                                               FUND       YEAR-TO-    --------------------------------------------
                                                            INCEPTION       DATE                                           LIFE OF
VARIABLE ACCOUNT OPTION                                       DATE(2)      RETURN     3 YEARS      5 YEARS     10 YEARS      FUND
                                                            ---------     --------    -------      -------     --------    -------
Touchstone Equity Fund                                         5/1/01       -9.38%      N/A          N/A         N/A       -19.08%
Touchstone Enhanced 30 Fund                                   5/17/99       -1.39%      N/A          N/A         N/A       -11.37%
Touchstone Value Plus Fund                                    5/1/.98       -4.77%      9.60%        N/A         N/A         9.68%
Touchstone Growth & Income                                     1/1/99        1.75%      9.87%        N/A         N/A         7.39%
Touchstone Balanced Fund                                      2/24/95       -2.38%     21.26%       43.80%       N/A       103.45%
Touchstone High Yield Fund                                    5/17/99       -1.10%      N/A          N/A         N/A        -5.25%
Touchstone Bond Fund                                           1/1/99        1.47%     16.02%        N/A         N/A        14.47%
Van Kampen Bandwidth & Telecommunication                      1/12/01      -29.34%      N/A          N/A         N/A       -72.15%
Van Kampen Biotechnology and Pharmaceutical                   1/12/01      -12.01%      N/A          N/A         N/A       -13.70%
Van Kampen Internet                                           1/12/01      -28.85%      N/A          N/A         N/A       -80.05%
Van Kampen Morgan Stanley High-Tech 35                        1/12/01      -15.29%      N/A          N/A         N/A       -41.83%
Van Kampen Morgan Stanley U.S. Multinational                  1/12/01       -5.06%      N/A          N/A         N/A       -16.84%

                                                                                AVERAGE ANNUAL RETURN
                                                                ------------------------------------------------------
                                                                                                               LIFE OF
VARIABLE ACCOUNT OPTION                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS      FUND
                                                                ------     -------     -------     --------    -------
Touchstone Equity Fund                                           N/A         N/A         N/A         N/A       -22.52%
Touchstone Enhanced 30 Fund                                    -10.42%       N/A         N/A         N/A        -4.24%
Touchstone Value Plus Fund                                      -5.52%       3.10%       N/A         N/A         2.44%
Touchstone Growth & Income                                      -1.99%       3.19%       N/A         N/A         2.28%
Touchstone Balanced Fund                                         -.82%       6.64%       7.54%       N/A        10.66%
Touchstone High Yield Fund                                      -1.26%       N/A         N/A         N/A        -1.92%
Touchstone Bond Fund                                             6.34%       5.08%       N/A         N/A         4.37%
Van Kampen Bandwidth & Telecommunication                       -57.27%       N/A         N/A         N/A       -67.81%
Van Kampen Biotechnology and Pharmaceutical                    -13.50%       N/A         N/A         N/A       -12.24%
Van Kampen Internet                                            -68.54%       N/A         N/A         N/A       -76.04%
Van Kampen Morgan Stanley High-Tech 35                         -27.18%       N/A         N/A         N/A       -38.14%
Van Kampen Morgan Stanley U.S. Multinational                   -11.49%       N/A         N/A         N/A       -15.08%

                                                                              CALENDAR YEAR RETURN
                                                            ------------------------------------------------------
VARIABLE ACCOUNT OPTION                                      1997         1998        1999        2000        2001
                                                            ------       ------      ------     --------    -------
Touchstone Equity Fund                                        N/A         N/A         N/A         N/A       -10.70%
Touchstone Enhanced 30 Fund                                   N/A         N/A         6.72%      -3.93%     -12.33%
Touchstone Value Plus Fund                                    N/A        1.43%       13.82%       1.58%      -1.79%
Touchstone Growth & Income                                    N/A         N/A         1.37%      11.03%      -6.22%
Touchstone Balanced Fund                                    17.32%       4.33%        8.38%      11.52%       1.65%
Touchstone High Yield Fund                                    N/A         N/A        -7.95%      -1.69%       5.86%
Touchstone Bond Fund                                          N/A         N/A        -2.27%       8.10%       6.77%
Van Kampen Bandwidth & Telecommunication                      N/A         N/A         N/A         N/A       -60.59%
Van Kampen Biotechnology and Pharmaceutical                   N/A         N/A         N/A         N/A        -1.92%
Van Kampen Internet                                           N/A         N/A         N/A         N/A       -71.96%
Van Kampen Morgan Stanley High-Tech 35                        N/A         N/A         N/A         N/A       -31.34%
Van Kampen Morgan Stanley U.S. Multinational                  N/A         N/A         N/A         N/A       -12.40%


(1) Non-Standard returns reflect all historical investment results, less mortality, expense, and administrative charges totaling 1.00%. This performance data has been adjusted to include all insurance company contract charges and management fees of the underlying funds.

(2) Represents inception date of the underlying mutual funds. Performance data for periods prior to the total inception of the variable account options is hypothetical and based on the performance of the underlying fund.

                              Financial Statements

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                                DECEMBER 31, 2001
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2001

                                    CONTENTS

Report of Independent Auditors                                                1

Audited Financial Statements

Statement of Assets and Liabilities                                           4
Statement of Operations                                                      28
Statements of Changes in Net Assets                                          52
Notes to Financial Statements                                                82

                         Report of Independent Auditors

Contract Holders
       Separate Account I of Integrity Life Insurance Company
Board of Directors
       Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of Integrity Life Insurance Company (comprising, respectively, the Baron Small Cap (AnnuiChoice(TM)), Baron Small Cap (IQ Annuity(TM)), Gabelli Large Cap Value (AnnuiChoice(TM)), Gabelli Large Cap Value (IQ Annuity(TM)), Harris Bretall Sullivan & Smith Equity Growth (AnnuiChoice(TM)), Harris Bretall Sullivan & Smith Equity Growth (IQ Annuity(TM)), Third Avenue Value (AnnuiChoice(TM)), Third Avenue Value (IQ Annuity(TM)), Touchstone Balanced (IQ Annuity(TM)), Touchstone Balanced (AnnuiChoice(TM)), Touchstone Bond (IQ Annuity(TM)), Touchstone Bond (AnnuiChoice(TM)), Touchstone Emerging Growth (IQ Annuity(TM)), Touchstone Emerging Growth (AnnuiChoice(TM)), Touchstone Enhanced 30 (IQ Annuity(TM)), Touchstone Enhanced 30 (AnnuiChoice(TM)), Touchstone Equity (IQ Annuity(TM)), Touchstone Equity (AnnuiChoice(TM)), Touchstone Growth & Income (IQ Annuity(TM)), Touchstone Growth & Income (AnnuiChoice(TM)), Touchstone Growth/Value (IQ Annuity(TM)), Touchstone Growth/Value (AnnuiChoice(TM)), Touchstone High Yield (IQ Annuity(TM)), Touchstone High Yield (AnnuiChoice(TM)), Touchstone International Equity (IQ Annuity(TM)), Touchstone International Equity (AnnuiChoice(TM)), Touchstone Money Market (IQ Annuity(TM)), Touchstone Money Market (AnnuiChoice(TM)), Touchstone Small Cap Value (IQ Annuity(TM)), Touchstone Small Cap Value (AnnuiChoice(TM)), Touchstone Value Plus (IQ Annuity(TM)), Touchstone Value Plus (AnnuiChoice(TM)), Van Kampen Bandwith & Telecommunication (AnnuiChoice(TM)), Van Kampen Bandwith & Telecommunication (IQ Annuity(TM)), Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM)), Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM)), Van Kampen Internet (AnnuiChoice(TM)), Van Kampen Internet (IQ Annuity(TM)), Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM)), Van Kampen MS High-Tech 35 Index (IQ Annuity(TM)), Van Kampen MS U.S. Multinational (AnnuiChoice(TM)) and Van Kampen MS U.S. Multinational (IQ Annuity(TM)); INITIAL CLASS: VIP Money Market (Grandmaster(TM)), VIP Money Market (IQ Annuity(TM)), VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond (Grandmaster(TM)), VIP II Investment Grade Bond (IQ Annuity(TM)), VIP II Asset Manager, VIP II Index 500 (Grandmaster(TM)), VIP II Index 500 (IQ Annuity(TM)), VIP II Asset Manager: Growth, VIP II Contrafund, VIP III Growth Opportunities, VIP III Balanced and VIP III Growth & Income; SERVICE CLASS: VIP III Mid Cap (Grandmaster(TM)), VIP III Mid Cap (IQ Annuity(TM)), VIP High Income (IQ Annuity(TM)), VIP Equity-Income (IQ Annuity(TM)), VIP Growth (IQ Annuity(TM)), VIP Overseas, VIP II Asset Manager (IQ Annuity(TM)), VIP II Asset Manager:
Growth (IQ Annuity(TM)), VIP II Contrafund (IQ Annuity(TM)), VIP III Growth Opportunities (IQ Annuity(TM)), VIP III Balanced (IQ Annuity(TM)), VIP III Growth & Income (IQ Annuity(TM)), MFS Emerging Growth (IQ Annuity(TM)), MFS Emerging Growth (AnnuiChoice(TM)), MFS Emerging Growth (Grandmaster(TM)), MFS Investors Growth Stock (IQ Annuity(TM)), MFS Investors Growth Stock

(AnnuiChoice(TM)), MFS Investors Growth Stock (Grandmaster(TM)), MFS Investors Trust (IQ Annuity(TM)) , MFS Investors Trust (AnnuiChoice(TM)), MFS Investors Trust (Grandmaster(TM)), MFS Mid Cap Growth (IQ Annuity(TM)), MFS Mid Cap Growth (AnnuiChoice(TM)), MFS Mid Cap Growth (Grandmaster(TM)), MFS New Discovery (IQ Annuity(TM)), MFS New Discovery (AnnuiChoice(TM)), MFS New Discovery (Grandmaster(TM)), MFS Capital Opportunities (IQ Annuity(TM)), MFS Capital Opportunities (AnnuiChoice(TM)), MFS Capital Opportunities (Grandmaster(TM)), MFS Total Return (IQ Annuity(TM)), MFS Total Return (AnnuiChoice(TM)), MFS Total Return (Grandmaster(TM)), MFS Research (AnnuiChoice(TM)) and MFS Research (Grandmaster(TM)); SERVICE CLASS 2: VIP Money Market (IQ Annuity(TM)), VIP Money Market (AnnuiChoice(TM)), VIP High Income (IQ Annuity(TM)), VIP High Income (AnnuiChoice(TM)), VIP Equity-Income (IQ Annuity(TM)), VIP Equity-Income (AnnuiChoice(TM)), VIP Growth (IQ Annuity(TM)), VIP Growth (AnnuiChoice(TM)), VIP Overseas (IQ Annuity(TM)), VIP Overseas (AnnuiChoice(TM)), VIP Investment Grade Bond (IQ Annuity(TM)), VIP Investment Grade Bond (AnnuiChoice(TM)), VIP Asset Manager (IQ Annuity(TM)), VIP Asset Manager (AnnuiChoice(TM)), VIP Index 500 (IQ Annuity(TM)), VIP Index 500 (AnnuiChoice(TM)), VIP Asset Manager: Growth (IQ Annuity(TM)), VIP Asset Manager: Growth (AnnuiChoice(TM)), VIP Contrafund (IQ Annuity(TM)), VIP Contrafund (AnnuiChoice(TM)), VIP Growth Opportunities (IQ Annuity(TM)), VIP Growth Opportunities (AnnuiChoice(TM)), VIP Balanced (IQ Annuity(TM)), VIP Balanced (AnnuiChoice(TM)), VIP Growth & Income (IQ Annuity(TM)), VIP Growth & Income (AnnuiChoice(TM)), VIP Mid Cap (IQ Annuity(TM)), VIP Mid Cap (AnnuiChoice(TM)), VIP Aggressive Growth (IQ Annuity(TM)), VIP Dynamic Capital Appreciation (IQ Annuity(TM)) and VIP Dynamic Capital Appreciation (AnnuiChoice(TM)); SERVICE SHARES: Janus Aspen Growth (IQ Annuity(TM)), Janus Aspen Growth (AnnuiChoice(TM)), Janus Aspen Growth (Grandmaster(TM)), Janus Aspen Aggressive Growth (IQ Annuity(TM)), Janus Aspen Aggressive Growth (AnnuiChoice(TM)), Janus Aspen Aggressive Growth (Grandmaster(TM)), Janus Aspen Capital Appreciation (IQ Annuity (TM)), Janus Aspen Capital Appreciation (AnnuiChoice(TM)), Janus Aspen Capital Appreciation (Grandmaster(TM)), Janus Aspen Core Equity (IQ Annuity(TM)), Janus Aspen Core Equity (AnnuiChoice(TM)), Janus Aspen Core Equity (Grandmaster(TM)), Janus Aspen International Growth (IQ Annuity(TM)), Janus Aspen International Growth (AnnuiChoice(TM)), Janus Aspen International Growth (Grandmaster(TM)), Janus Aspen Strategic Value (IQ Annuity(TM)), Janus Aspen Strategic Value (AnnuiChoice(TM)), Janus Aspen Strategic Value (Grandmaster(TM)), Janus Aspen Balanced (AnnuiChoice(TM)), Janus Aspen Balanced (Grandmaster(TM)), Janus Aspen Worldwide Growth (AnnuiChoice(TM)), Janus Aspen Worldwide Growth (IQ Annuity(TM)) and Janus Aspen Worldwide Growth (Grandmaster(TM)); and CLASS 1B:
Putnam VT Growth & Income (AnnuiChoice(TM)), Putnam VT Growth & Income (IQ Annuity(TM)), Putnam VT Growth & Income (Grandmaster(TM)), Putnam VT International Growth (AnnuiChoice(TM)), Putnam VT International Growth (IQ Annuity(TM)), Putnam VT International Growth (Grandmaster(TM)), Putnam VT Small Cap Value (AnnuiChoice(TM)), Putnam VT Small Cap Value (IQ Annuity(TM)), Putnam VT Small Cap Value (Grandmaster(TM)), Putnam VT Technology (AnnuiChoice(TM)), Putnam VT Technology (IQ Annuity(TM)), Putnam VT Technology (Grandmaster(TM)), Putnam VT Voyager II (AnnuiChoice(TM)), Putnam VT Voyager II (IQ Annuity(TM)) and Putnam VT Voyager II (Grandmaster(TM)) Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2001, and the results of their and the changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio                                        /s/ Ernst & Young LLP
April 5, 2002

             Separate Account I of Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2001

                                                                                      AFFILIATED
                                                              ---------------------------------------------------------
                                                                    BARON               BARON             GABELLI
                                                                  SMALL CAP           SMALL CAP       LARGE CAP VALUE
                                                               (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                 TOTAL             DIVISION           DIVISION            DIVISION
                                           ----------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     518,188,275  $          345,173  $         143,213   $      1,197,790

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                 3,918                 (84)               (66)               212
                                           ---------------------------------------------------------------------------

NET ASSETS                                 $     518,184,357  $          345,257  $         143,279   $      1,197,578
                                           ===========================================================================

Unit value                                                    $            10.11  $           10.13   $           7.82
                                                              ========================================================

Units outstanding                                                         34,150             14,144            153,143
                                                              ========================================================

                                                                    AFFILIATED
                                           --------------------------------------------------------
                                                               HARRIS BRETALL       HARRIS BRETALL
                                                GABELLI       SULLIVAN & SMITH     SULLIVAN & SMITH
                                            LARGE CAP VALUE     EQUITY GROWTH       EQUITY GROWTH
                                            (IQ ANNUITY(TM))   (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                DIVISION           DIVISION            DIVISION
                                           --------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $         299,413  $          393,419  $          43,433

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                   (89)               (111)               (23)
                                           --------------------------------------------------------

NET ASSETS                                 $         299,502  $          393,530  $          43,456
                                           ========================================================

Unit value                                 $            8.06  $             8.21  $            8.26
                                           ========================================================

Units outstanding                                     37,159              47,933              5,261
                                           =========================================================

SEE ACCOMPANYING NOTES.

                                        4

                                                                             AFFILIATED
                                           ----------------------------------------------------------------------------
                                              THIRD AVENUE       THIRD AVENUE         TOUCHSTONE         TOUCHSTONE
                                                VALUE               VALUE             BALANCED           BALANCED
                                           (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                DIVISION          DIVISION              DIVISION           DIVISION
                                           ----------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $       2,011,018  $        1,355,814  $          63,338   $         462,086

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                 1,057                (629)                20                (126)
                                           ----------------------------------------------------------------------------

NET ASSETS                                 $       2,009,961  $        1,356,443  $          63,318   $         462,212
                                           ============================================================================

Unit value                                 $           10.83  $             9.89  $           10.17   $           10.13
                                           ============================================================================

Units outstanding                                    185,592             137,153              6,226              45,628
                                           ============================================================================

                                                                  AFFILIATED
                                           --------------------------------------------------------
                                               TOUCHSTONE         TOUCHSTONE         TOUCHSTONE
                                                  BOND               BOND          EMERGING GROWTH
                                           (IQ ANNUITY(TM))    (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                DIVISION           DIVISION           DIVISION
                                           --------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $          83,499  $        1,330,488  $          29,584

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                    (9)                 17               (514)
                                           --------------------------------------------------------

NET ASSETS                                 $          83,508  $        1,330,471  $          30,098
                                           ========================================================

Unit value                                 $           10.22  $            10.39  $           10.10
                                           ========================================================

Units outstanding                                      8,171             128,053              2,980
                                           ========================================================

SEE ACCOMPANYING NOTES.

                                        5

                                                                           AFFILIATED
                                      ---------------------------------------------------------------------------------------
                                        TOUCHSTONE        TOUCHSTONE        TOUCHSTONE        TOUCHSTONE      TOUCHSTONE
                                      EMERGING GROWTH     ENHANCED 30       ENHANCED 30         EQUITY          EQUITY
                                      (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM))
                                          DIVISION         DIVISION          DIVISION          DIVISION         DIVISION
                                      ---------------------------------------------------------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $569,047,925)   $     150,538     $      2,278     $      43,472     $      1,626     $       9,738

LIABILITIES
Payable to (receivable from) the
   general account of Integrity                  44               (4)               (5)               3                 -
                                      ---------------------------------------------------------------------------------------

NET ASSETS                            $     150,494     $      2,282     $      43,477     $      1,623     $       9,738
                                      =======================================================================================

Unit value                            $        9.73     $       9.55     $        9.37     $       9.66     $        9.68
                                      =======================================================================================

Units outstanding                            15,467              239             4,640              168             1,006
                                      =======================================================================================

                                                   AFFILIATED
                                      ------------------------------------
                                         TOUCHSTONE         TOUCHSTONE
                                       GROWTH & INCOME   GROWTH & INCOME
                                       (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                          DIVISION           DIVISION
                                      ------------------------------------
ASSETS
Investments, at value
   (aggregate cost of $569,047,925)   $      13,467     $           37,138

LIABILITIES
Payable to (receivable from) the
   general account of Integrity                  (5)                     2
                                      ------------------------------------

NET ASSETS                            $      13,472     $           37,136
                                      ====================================

Unit value                            $        9.63     $             9.34
                                      ====================================

Units outstanding                             1,399                  3,976
                                      ====================================

SEE ACCOMPANYING NOTES.

                                        6

                                                                              AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                           TOUCHSTONE        TOUCHSTONE       TOUCHSTONE        TOUCHSTONE        TOUCHSTONE
                                          GROWTH/VALUE      GROWTH/VALUE      HIGH YIELD        HIGH YIELD     INTERNATIONAL EQUITY
                                         (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                            DIVISION          DIVISION         DIVISION          DIVISION            DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $   91,045      $    262,326      $    24,449     $      55,868     $                 -

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                            (32)              (89)               2                20                       -
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                 $   91,077      $    262,415      $    24,447     $      55,848     $                 -
                                         ==========================================================================================

Unit value                                 $     8.20      $       8.89      $      9.95     $       10.07     $              9.32
                                         ==========================================================================================

Units outstanding                              11,107            29,518            2,457             5,546                       -
                                         ==========================================================================================

                                                    AFFILIATED
                                         ------------------------------------
                                            TOUCHSTONE
                                          INTERNATIONAL        TOUCHSTONE
                                              EQUITY          MONEY MARKET
                                         (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                             DIVISION           DIVISION
                                         ------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)       $     31,305         $  3,873,392

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              7                  976
                                         -----------------------------------

NET ASSETS                               $     31,298         $  3,872,416
                                         ===================================

Unit value                               $       8.74         $      10.05
                                         ===================================

Units outstanding                               3,581              385,315
                                         ===================================

SEE ACCOMPANYING NOTES.

                                        7

                                                                              AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                           TOUCHSTONE        TOUCHSTONE        TOUCHSTONE        TOUCHSTONE        TOUCHSTONE
                                          MONEY MARKET     SMALL CAP VALUE   SMALL CAP VALUE     VALUE PLUS        VALUE PLUS
                                         (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM))
                                            DIVISION          DIVISION          DIVISION         DIVISION         DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    208,479      $     16,883      $   251,114     $      17,851     $      80,181

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               96                 2               (9)               (9)              (23)
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                 $    208,383      $     16,881      $   251,123     $      17,860     $      80,204
                                         ==========================================================================================

Unit value                                 $      10.10      $      10.44      $     10.63     $        9.67     $        9.69
                                         ==========================================================================================

Units outstanding                                20,632             1,617           23,624             1,847             8,277
                                         ==========================================================================================

                                                    NON-AFFILIATED
                                         ---------------------------------------
                                             VAN KAMPEN          VAN KAMPEN
                                              BANDWITH &         BANDWITH &
                                         TELECOMMUNICATION   TELECOMMUNICATION
                                          (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                              DIVISION            DIVISION
                                         ---------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     87,847      $               417

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               70                        2
                                         ---------------------------------------

NET ASSETS                                 $     87,777      $               415
                                         =======================================

Unit value                                 $       4.67      $              5.84
                                         =======================================

Units outstanding                                18,796                       71
                                         =======================================

SEE ACCOMPANYING NOTES.

                                        8

                                                                           NON-AFFILIATED
                                         ---------------------------------------------------------------------------------------
                                           VAN KAMPEN         VAN KAMPEN                                          VAN KAMPEN
                                         BIOTECHNOLOGY &   BIOTECHNOLOGY &     VAN KAMPEN        VAN KAMPEN      MS HIGH-TECH
                                         PHARMACEUTICAL     PHARMACEUTICAL      INTERNET          INTERNET         35 INDEX
                                         (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM))
                                            DIVISION           DIVISION         DIVISION          DIVISION         DIVISION
                                         ---------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    476,442      $    270,710      $       630     $       7,680     $     200,775

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             (405)              (28)               3                39               292
                                         ---------------------------------------------------------------------------------------

NET ASSETS                                 $    476,847      $    270,738      $       627     $       7,641     $     200,483
                                         =======================================================================================

Unit value                                 $       9.54      $      10.36      $      6.82     $        4.57     $        8.64
                                         =======================================================================================

Units outstanding                                49,984            26,133               92             1,672            23,204
                                         =======================================================================================

                                                   NON-AFFILIATED
                                         -----------------------------------
                                            VAN KAMPEN         VAN KAMPEN
                                           MS HIGH-TECH          MS U.S.
                                             35 INDEX        MULTINATIONAL
                                          (IQ ANNUITY(TM)) (ANNUICHOICE(TM))
                                             DIVISION           DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $      2,667      $         7,159

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               28                   76
                                         -----------------------------------

NET ASSETS                                 $      2,639      $         7,083
                                         ===================================

Unit value                                 $       8.35      $          9.32
                                         ===================================

Units outstanding                                   316                  760
                                         ===================================

SEE ACCOMPANYING NOTES.

                                        9

                                         NON-AFFILIATED                     INITIAL CLASS NON-AFFILIATED
                                         ----------------------------------------------------------------------------------
                                           VAN KAMPEN
                                            MS U.S.              VIP              VIP
                                         MULTINATIONAL       MONEY MARKET     MONEY MARKET        VIP             VIP
                                         (IQ ANNUITY(TM)) (GRANDMASTER(TM)) (IQ ANNUITY(TM))  HIGH INCOME    EQUITY-INCOME
                                            DIVISION          DIVISION          DIVISION        DIVISION        DIVISION
                                         ----------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $      8,128      $ 36,647,275      $ 8,518,635    $12,575,054    $  68,364,344

LIABILITIES

Payable to (receivable from) the general
  account of Integrity                               38             1,812            2,152          4,339           (5,440)
                                         ----------------------------------------------------------------------------------

NET ASSETS                                 $      8,090      $ 36,645,463      $ 8,516,483    $12,570,715    $  68,369,784
                                         ==================================================================================

Unit value                                 $       9.10      $      18.20      $     10.97    $     11.58    $       40.37
                                         ==================================================================================

Units outstanding                                   889         2,013,487          776,343      1,085,554        1,693,579
                                         ==================================================================================

                                            INITIAL CLASS NON-AFFILIATED
                                         ---------------------------------
                                               VIP                VIP
                                             GROWTH             OVERSEAS
                                            DIVISION            DIVISION
                                         ---------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)        $  64,059,829     $  16,762,027

LIABILITIES

Payable to (receivable from) the general
  account of Integrity                            2,940            (2,368)
                                         ---------------------------------

NET ASSETS                                $  64,056,889     $  16,764,395
                                         =================================

Unit value                                $       55.09     $       19.22
                                         =================================

Units outstanding                             1,162,768           872,237
                                         =================================

SEE ACCOMPANYING NOTES.

                                       10

                                                                    INITIAL CLASS NON-AFFILIATED
                                         -----------------------------------------------------------------------------------
                                             VIP II           VIP II
                                           INVESTMENT        INVESTMENT                        VIP II             VIP II
                                           GRADE BOND        GRADE BOND         VIP II        INDEX 500         INDEX 500
                                         (GRANDMASTER(TM)) (IQ ANNUITY(TM)) ASSET MANAGER  (GRANDMASTER(TM)) (IQ ANNUITY(TM))
                                            DIVISION          DIVISION         DIVISION        DIVISION          DIVISION
                                         -----------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)        $  26,408,003      $  3,281,994    $ 28,410,024    $ 45,788,206      $ 3,181,163

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                           (1,020)              834           1,396          (1,692)           1,204
                                         -----------------------------------------------------------------------------------

NET ASSETS                                $  26,409,023      $  3,281,160    $ 28,408,628    $ 45,789,898      $ 3,179,959
                                          ================================================================================

Unit value                                $       24.53      $      11.70    $      28.74    $      26.29      $      8.76
                                          ================================================================================

Units outstanding                             1,076,601           280,441         988,470       1,741,723          363,009
                                          ================================================================================
SEE ACCOMPANYING NOTES.

                                             INITIAL CLASS NON-AFFILIATED
                                         -----------------------------------
                                             VIP II
                                          ASSET MANAGER:       VIP II
                                             GROWTH          CONTRAFUND
                                            DIVISION          DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  7,940,237      $ 44,052,609

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             (636)            1,994
                                         -----------------------------------

NET ASSETS                                 $  7,940,873      $ 44,050,615
                                         ===================================

Unit value                                 $      18.27      $      24.79
                                         ===================================

Units outstanding                               434,640         1,776,951
                                         ===================================

SEE ACCOMPANYING NOTES.

                                       11

                                                   INITIAL CLASS NON-AFFILIATED           SERVICE CLASS NON-AFFILIATED
                                         --------------------------------------------------------------------------------
                                              VIP III                                       VIP III           VIP III
                                              GROWTH        VIP III       VIP III           MID CAP           MID CAP
                                           OPPORTUNITIES    BALANCED   GROWTH & INCOME  (GRANDMASTER(TM)) (IQ ANNUITY(TM)
                                             DIVISION       DIVISION      DIVISION          DIVISION          DIVISION
                                         --------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  7,657,804   $ 4,668,193    $ 12,701,638      $  5,599,179     $  2,238,261

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               73          (155)             39             1,643             (363)
                                         --------------------------------------------------------------------------------

NET ASSETS                                 $  7,657,731   $ 4,668,348    $ 12,701,599      $  5,597,536     $  2,238,624
                                         ================================================================================

Unit value                                 $      10.39   $     12.43    $      14.27      $      16.46     $      17.28
                                         ================================================================================

Units outstanding                               737,029       375,571         890,091           340,069          129,550
                                         ================================================================================

                                             SERVICE CLASS NON-AFFILIATED
                                         -----------------------------------
                                              VIP               VIP
                                           HIGH INCOME     EQUITY-INCOME
                                         (IQ ANNUITY(TM)) (IQ ANNUITY(TM))
                                            DIVISION          DIVISION
                                         ---------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  3,374,891     $    1,907,176

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             (905)              (429)
                                         ---------------------------------

NET ASSETS                                 $  3,375,796     $    1,907,605
                                         =================================

Unit value                                 $       6.62     $         9.73
                                         =================================

Units outstanding                               509,939            196,054
                                         =================================

SEE ACCOMPANYING NOTES.

                                       12

                                                                   SERVICE CLASS NON-AFFILIATED
                                         --------------------------------------------------------------------------------
                                                                                             VIP II
                                              VIP                           VIP II       ASSET MANAGER:       VIP II
                                             GROWTH           VIP       ASSET MANAGER       GROWTH         CONTRAFUND
                                         (IQ ANNUITY(TM))   OVERSEAS   (IQ ANNUITY(TM)) (IQ ANNUITY(TM)) (IQ ANNUITY(TM))
                                            DIVISION        DIVISION       DIVISION         DIVISION         DIVISION
                                         --------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  3,011,029   $    214,379   $    455,480     $   187,114      $   2,430,811

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                           (1,013)            37            138              15               (401)
                                         --------------------------------------------------------------------------------

NET ASSETS                                 $  3,012,042   $    214,342   $    455,342     $   187,099      $   2,431,212
                                         ================================================================================

Unit value                                 $       9.06   $       8.44   $       9.27     $      8.20      $        9.28
                                         ================================================================================

Units outstanding                               332,455         25,396         49,120          22,817            261,984
                                         ================================================================================

                                            SERVICE CLASS NON-AFFILIATED
                                         ----------------------------------
                                             VIP III
                                             GROWTH           VIP III
                                          OPPORTUNITIES      BALANCED
                                         (IQ ANNUITY(TM)) (IQ ANNUITY(TM))
                                             DIVISION        DIVISION
                                         ---------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)       $      522,265    $       675,029

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              (44)             (187)
                                         ---------------------------------

NET ASSETS                               $      522,309    $       675,216
                                         =================================

Unit value                               $         6.88    $          9.20
                                         =================================

Units outstanding                                75,917             73,393
                                         =================================

SEE ACCOMPANYING NOTES.

                                       13

                                                                          SERVICE CLASS NON-AFFILIATED
                                         --------------------------------------------------------------------------------------
                                                                                                                     MFS
                                             VIP III             MFS              MFS               MFS           INVESTORS
                                         GROWTH & INCOME   EMERGING GROWTH  EMERGING GROWTH   EMERGING GROWTH   GROWTH STOCK
                                         (IQ ANNUITY(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (GRANDMASTER(TM)) (IQ ANNUITY(TM))
                                             DIVISION         DIVISION         DIVISION          DIVISION          DIVISION
                                         --------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  1,680,379     $   938,873      $    300,393     $      17,843      $    542,175

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              930            (252)              105                (5)               (9)
                                         --------------------------------------------------------------------------------------

NET ASSETS                                 $  1,679,449     $   939,125      $    300,288     $      17,848      $    542,184
                                         ======================================================================================

Unit value                                 $       8.98     $      5.89      $       7.05     $        7.95      $       7.16
                                         ======================================================================================

Units outstanding                               187,021         159,444            42,594             2,245            75,724
                                         ======================================================================================

                                            SERVICE CLASS NON-AFFILIATED
                                         ----------------------------------
                                               MFS               MFS
                                            INVESTORS         INVESTORS
                                           GROWTH STOCK      GROWTH STOCK
                                         (ANNUICHOICE(TM)) (GRANDMASTER(TM))
                                             DIVISION          DIVISION
                                         ----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    207,062      $      105,497

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               98                  37
                                         ----------------------------------

NET ASSETS                                 $    206,964      $      105,460
                                         ==================================

Unit value                                 $       9.05      $         8.47
                                         ==================================

Units outstanding                                22,869              12,451
                                         ==================================

SEE ACCOMPANYING NOTES.

                                       14

                                                                      SERVICE CLASS NON-AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                              MFS                                                     MFS                MFS
                                           INVESTORS              MFS                MFS            MID CAP           MID CAP
                                             TRUST          INVESTORS TRUST    INVESTORS TRUST       GROWTH            GROWTH
                                         (IQ ANNUITY(TM))  (ANNUICHOICE(TM))  (GRANDMASTER(TM))  (IQ ANNUITY(TM)) (ANNUICHOICE(TM))
                                            DIVISION            DIVISION           DIVISION          DIVISION           DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    647,388      $     404,492      $      51,622      $  1,743,304     $     636,000

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              (59)                98                 14              (290)              (96)
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                 $    647,447      $     404,394      $      51,608      $  1,743,594     $     636,096
                                         ==========================================================================================

Unit value                                 $       8.18      $        8.38      $        8.98      $       8.03     $        7.68
                                         ==========================================================================================

Units outstanding                                79,150             48,257              5,747           217,135            82,825
                                         ==========================================================================================

                                           SERVICE CLASS NON-AFFILIATED
                                         ----------------------------------
                                                                 MFS
                                               MFS               NEW
                                          MID CAP GROWTH      DISCOVERY
                                         (GRANDMASTER(TM)) (IQ ANNUITY(TM))
                                             DIVISION          DIVISION
                                         ----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  1,858,151      $   1,023,925

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             (854)               (87)
                                         ----------------------------------

NET ASSETS                                 $  1,859,005      $   1,024,012
                                         ==================================

Unit value                                 $       8.07      $        9.12
                                         ==================================

Units outstanding                               230,360            112,282
                                         ==================================

SEE ACCOMPANYING NOTES.

                                       15

                                                                       SERVICE CLASS NON-AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                                                                  MFS                MFS               MFS
                                               MFS               MFS             CAPITAL           CAPITAL           CAPITAL
                                           NEW DISCOVERY     NEW DISCOVERY    OPPORTUNITIES     OPPORTUNITIES      OPPORTUNITIES
                                         (ANNUICHOICE(TM)) (GRANDMASTER(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM))  (GRANDMASTER(TM))
                                             DIVISION          DIVISION          DIVISION         DIVISION           DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     441,752     $     411,068     $  2,488,562     $     244,871    $      1,539,268

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               212               (48)             362              (108)               (542)
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                 $     441,540     $     411,116     $  2,488,200     $     244,979    $      1,539,810
                                         ==========================================================================================

Unit value                                 $        9.54     $        9.11     $       7.25     $        7.38    $           8.01
                                         ==========================================================================================

Units outstanding                                 46,283            45,128          343,200            33,195             192,236
                                         ==========================================================================================

                                             SERVICE CLASS NON-AFFILIATED
                                         ------------------------------------
                                              MFS                 MFS
                                          TOTAL RETURN         TOTAL RETURN
                                         (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                             DIVISION            DIVISION
                                         ------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $   2,888,502     $     1,772,607

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             1,288                (691)
                                         ------------------------------------

NET ASSETS                                 $   2,887,214     $     1,773,298
                                         ====================================

Unit value                                 $       11.04     $          9.96
                                         ====================================

Units outstanding                                261,523             178,042
                                         ====================================

SEE ACCOMPANYING NOTES.

                                       16

                                                     SERVICE CLASS NON-AFFILIATED                 SERVICE CLASS 2 NON-AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                              MFS                                                    VIP               VIP
                                             TOTAL               MFS               MFS              MONEY             MONEY
                                             RETURN            RESEARCH         RESEARCH            MARKET            MARKET
                                         (GRANDMASTER(TM)) (ANNUICHOICE(TM)) (GRANDMASTER(TM)) (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                            DIVISION           DIVISION         DIVISION           DIVISION          DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $   1,557,818     $     242,467     $     42,551     $  20,845,387      $    7,977,319

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               278                (1)             (15)           (3,101)              2,477
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                 $   1,557,540     $     242,468     $     42,566     $  20,848,488      $    7,974,842
                                         ==========================================================================================

Unit value                                 $        9.82     $        7.51     $       8.71     $       10.11      $        10.26
                                         ==========================================================================================

Units outstanding                                158,609            32,286            4,887         2,062,165             777,275
                                         ==========================================================================================

                                             SERVICE CLASS 2 NON-AFFILIATED
                                         ------------------------------------
                                              VIP                VIP
                                           HIGH INCOME        HIGH INCOME
                                         (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                             DIVISION          DIVISION
                                         ------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     894,838     $       580,874

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               (26)                350
                                         ------------------------------------

NET ASSETS                                 $     894,864     $       580,524
                                         ====================================

Unit value                                 $        9.01     $          8.07
                                         ====================================

Units outstanding                                 99,319              71,936
                                         ====================================

SEE ACCOMPANYING NOTES.

                                       17

                                                                   SERVICE CLASS 2 NON-AFFILIATED
                                         ----------------------------------------------------------------------------------------
                                                VIP              VIP              VIP              VIP               VIP
                                           EQUITY-INCOME    EQUITY-INCOME        GROWTH           GROWTH           OVERSEAS
                                         (IQ ANNUITY(TM))  (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM))
                                              DIVISION         DIVISION          DIVISION        DIVISION          DIVISION
                                         ----------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  1,324,660      $   1,097,728     $    217,228     $     593,069      $   62,301

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              260                366              (40)             (301)             (1)
                                         ----------------------------------------------------------------------------------------

NET ASSETS                                 $  1,324,400      $   1,097,362     $    217,268     $     593,370      $   62,302
                                         ========================================================================================

Unit value                                 $       9.38      $        9.39     $       8.49     $        7.93      $     8.04
                                         ========================================================================================

Units outstanding                               141,194            116,865           25,591            74,826           7,749
                                         ========================================================================================

                                            SERVICE CLASS 2 NON-AFFILIATED
                                         ------------------------------------
                                                                   VIP
                                               VIP              INVESTMENT
                                             OVERSEAS           GRADE BOND
                                         (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                             DIVISION            DIVISION
                                         ------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    103,495       $   1,561,691

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                4                 477
                                         -----------------------------------

NET ASSETS                                 $    103,491       $   1,561,214
                                         ===================================

Unit value                                 $       7.71       $       10.38
                                         ===================================

Units outstanding                                13,423             150,406
                                         ===================================

SEE ACCOMPANYING NOTES.

                                       18

                                                                 SERVICE CLASS 2 NON-AFFILIATED
                                         ----------------------------------------------------------------------------------------
                                              VIP                VIP             VIP                VIP               VIP
                                           INVESTMENT           ASSET           ASSET              INDEX             INDEX
                                           GRADE BOND          MANAGER         MANAGER              500               500
                                         (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                            DIVISION           DIVISION        DIVISION           DIVISION           DIVISION
                                         ----------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  3,215,529      $   298,823      $    211,498      $   617,585        $ 2,108,091

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              611               79               (90)             155              1,094
                                         ----------------------------------------------------------------------------------------

NET ASSETS                                 $  3,214,918      $   298,744      $    211,588      $   617,430        $ 2,106,997
                                         ========================================================================================

Unit value                                 $      10.62      $      9.68      $       9.44      $      9.16        $      8.40
                                         ========================================================================================

Units outstanding                               302,723           30,862            22,414           67,405            250,833
                                         ========================================================================================

                                              SERVICE CLASS 2 NON-AFFILIATED
                                         ---------------------------------------
                                               VIP                VIP
                                          ASSET MANAGER:      ASSET MANAGER:
                                             GROWTH              GROWTH
                                         (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                             DIVISION            DIVISION
                                         ---------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     45,920      $       107,899

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                5                   10
                                         ---------------------------------------

NET ASSETS                                 $     45,915      $       107,889
                                         =======================================

Unit value                                 $       9.34      $          8.99
                                         =======================================

Units outstanding                                 4,916               12,001
                                         =======================================

SEE ACCOMPANYING NOTES.

                                       19

                                                                    SERVICE CLASS 2 NON-AFFILIATED
                                         ----------------------------------------------------------------------------------------
                                                                                VIP              VIP
                                              VIP              VIP             GROWTH           GROWTH               VIP
                                           CONTRAFUND        CONTRAFUND      OPPORTUNITIES    OPPORTUNITIES        BALANCED
                                         (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM))
                                            DIVISION          DIVISION         DIVISION          DIVISION          DIVISION
                                         ----------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    532,991      $   778,020      $     96,571      $    62,563        $   352,360

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             (203)            (291)              (33)             (13)               114
                                         ----------------------------------------------------------------------------------------

NET ASSETS                                 $    533,194      $   778,311      $     96,604      $    62,576        $   352,246
                                         ========================================================================================

Unit value                                 $       9.58      $      9.01      $       9.02      $      9.33        $      9.70
                                         ========================================================================================

Units outstanding                                55,657           86,383            10,710            6,707             36,314
                                         ========================================================================================

                                            SERVICE CLASS 2 NON-AFFILIATED
                                         -----------------------------------
                                                                 VIP
                                               VIP             GROWTH &
                                             BALANCED          INCOME
                                         (ANNUICHOICE(TM)) (IQ ANNUITY(TM))
                                             DIVISION          DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $  1,629,614      $   299,007

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              504             (156)
                                         -----------------------------------

NET ASSETS                                 $  1,629,110      $   299,163
                                         ===================================

Unit value                                 $       9.56      $      9.46
                                         ===================================

Units outstanding                               170,409           31,624
                                         ===================================

SEE ACCOMPANYING NOTES.

                                       20

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                         ----------------------------------------------------------------------------------------
                                                                                                                      VIP
                                               VIP              VIP              VIP               VIP          DYNAMIC CAPITAL
                                         GROWTH & INCOME      MID CAP          MID CAP       AGGRESSIVE GROWTH   APPRECIATION
                                        (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM))  (IQ ANNUITY(TM))
                                            DIVISION          DIVISION          DIVISION          DIVISION         DIVISION
                                         ----------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    469,980      $   472,140      $  1,619,984      $    35,407        $     1,680

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               82               91              (721)               7                 (3)
                                         ----------------------------------------------------------------------------------------

NET ASSETS                                 $    469,898      $   472,049      $  1,620,705      $    35,400        $     1,683
                                         ========================================================================================

Unit value                                 $       9.09      $     10.39      $      10.21      $      9.45        $      9.05
                                         ========================================================================================

Units outstanding                                51,694           45,433           158,737            3,746                186
                                         ========================================================================================

                                           SERVICE CLASS 2    SERVICE SHARES
                                           NON-AFFILIATED     NON-AFFILIATED
                                         ------------------- ----------------
                                              VIP
                                          DYNAMIC CAPITAL       JANUS ASPEN
                                           APPRECIATION           GROWTH
                                         (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                             DIVISION            DIVISION
                                         -------------------- ---------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     30,575        $ 1,238,253

LIABILITIES
Payable to (receivable from) the general
   account of Integrity                               8              1,038
                                         -------------------- ---------------

NET ASSETS                                 $     30,567        $ 1,237,215
                                         ==================== ===============

Unit value                                 $       9.71        $      6.49
                                         ==================== ===============

Units outstanding                                 3,148            190,634
                                         ==================== ===============

SEE ACCOMPANYING NOTES.

                                       21

                                                                     SERVICE SHARES NON-AFFILIATED
                                         ----------------------------------------------------------------------------------------
                                           JANUS  ASPEN     JANUS  ASPEN      JANUS ASPEN      JANUS ASPEN          JANUS ASPEN
                                              GROWTH           GROWTH       AGGRESSIVE GROWTH AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                         (ANNUICHOICE(TM) (GRANDMASTER(TM)) (IQ ANNUITY(TM)) (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                             DIVISION          DIVISION         DIVISION          DIVISION            DIVISION
                                         ----------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    977,583      $    71,790      $    964,952      $   285,702        $    15,810

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              564               (1)             (289)             208                 (2)
                                         ----------------------------------------------------------------------------------------

NET ASSETS                                 $    977,019      $    71,791      $    965,241      $   285,494        $    15,812
                                         ========================================================================================

Unit value                                 $       6.84      $      7.89      $       4.60      $      5.50        $      8.65
                                         ========================================================================================

Units outstanding                               142,839            9,099           209,835           51,908              1,828
                                         ========================================================================================

                                             SERVICE SHARES NON-AFFILIATED
                                         -----------------------------------
                                          JANUS  ASPEN       JANUS ASPEN
                                             CAPITAL           CAPITAL
                                           APPRECIATION      APPRECIATION
                                          (IQ ANNUITY(TM)) (ANNUICHOICE(TM))
                                             DIVISION          DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     1,803,815   $      612,062

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                (556)             143
                                         -----------------------------------

NET ASSETS                                 $     1,804,371   $      611,919
                                         ===================================

Unit value                                 $          6.87   $         7.70
                                         ===================================

Units outstanding                                  262,645           79,470
                                         ===================================

SEE ACCOMPANYING NOTES.

                                       22

                                                                       SERVICE SHARES NON-AFFILIATED
                                         ----------------------------------------------------------------------------------------
                                           JANUS ASPEN                                                             JANUS ASPEN
                                             CAPITAL         JANUS ASPEN       JANUS ASPEN      JANUS ASPEN        INTERNATIONAL
                                          APPRECIATION       CORE EQUITY       CORE EQUITY      CORE EQUITY           GROWTH
                                        (GRANDMASTER(TM))  (IQ ANNUITY(TM)) (ANNUICHOICE(TM))(GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                             DIVISION          DIVISION          DIVISION        DIVISION             DIVISION
                                         ----------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    390,789      $   551,762      $    246,109      $    23,825        $ 3,818,998

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              145              (62)              129                5             (1,883)
                                         ----------------------------------------------------------------------------------------

NET ASSETS                                 $    390,644      $   551,824      $    245,980      $    23,820        $ 3,820,881
                                         ========================================================================================

Unit value                                 $       8.33      $      8.44      $       8.65      $      9.13        $      6.58
                                         ========================================================================================

Units outstanding                                46,896           65,382            28,437            2,609            580,681
                                         ========================================================================================

                                             SERVICE SHARES NON-AFFILIATED
                                         -----------------------------------
                                           JANUS ASPEN       JANUS ASPEN
                                           INTERNATIONAL     INTERNATIONAL
                                              GROWTH             GROWTH
                                         (ANNUICHOICE(TM)) (GRANDMASTER(TM))
                                             DIVISION          DIVISION
                                         ----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    232,294      $      249,424

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             (209)                 73
                                         ----------------------------------

NET ASSETS                                 $    232,503      $      249,351
                                         ==================================

Unit value                                 $       7.35      $         8.39
                                         ==================================

Units outstanding                                31,633              29,720
                                         ==================================

SEE ACCOMPANYING NOTES.

                                       23

                                                                     SERVICE SHARES NON-AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                           JANUS ASPEN        JANUS ASPEN       JANUS ASPEN         JANUS ASPEN       JANUS ASPEN
                                         STRATEGIC VALUE    STRATEGIC VALUE    STRATEGIC VALUE        BALANCED          BALANCED
                                        (IQ ANNUITY(TM))   (ANNUICHOICE(TM))  (GRANDMASTER(TM))  (ANNUICHOICE(TM)) (GRANDMASTER(TM))
                                            DIVISION           DIVISION           DIVISION            DIVISION          DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    629,913      $ 1,210,865        $  1,298,492        $ 1,404,229      $   572,638

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                             (133)            (110)               (318)              (227)            (175)
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                 $    630,046      $ 1,210,975        $  1,298,810        $ 1,404,456      $   572,813
                                         ==========================================================================================

Unit value                                 $       8.72      $      8.57        $       9.01        $      9.42      $      9.62
                                         ==========================================================================================

Units outstanding                                72,253          141,304             144,152            149,093           59,544
                                         ==========================================================================================

                                            SERVICE SHARES NON-AFFILIATED
                                         -----------------------------------
                                           JANUS ASPEN       JANUS ASPEN
                                         WORLDWIDE GROWTH   WORLDWIDE GROWTH
                                         (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                             DIVISION          DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    539,838      $      115,608

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              (47)                 (25)
                                         -----------------------------------

NET ASSETS                                 $    539,885      $      115,633
                                         ===================================

Unit value                                 $       7.36      $         8.53
                                         ===================================

Units outstanding                                73,354              13,556
                                         ===================================

SEE ACCOMPANYING NOTES.

                                       24

                                          SERVICE SHARES
                                          NON-AFFILIATED                   CLASS 1B SHARES NON-AFFILIATED
                                        ----------------- ------------------------------------------------------------------------
                                                                                                                    PUTNAM VT
                                          JANUS ASPEN         PUTNAM VT         PUTNAM VT       PUTNAM VT          INTERNATIONAL
                                        WORLD WIDE GROWTH  GROWTH & INCOME   GROWTH & INCOME  GROWTH & INCOME         GROWTH
                                        (GRANDMASTER(TM))  (ANNUICHOICE(TM)) (IQ ANNUITY(TM))(GRANDMASTER(TM))    (ANNUICHOICE(TM))
                                            DIVISION           DIVISION         DIVISION         DIVISION            DIVISION
                                        ----------------- ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $      50,379     $ 1,332,149      $    377,667      $   219,752        $   142,366

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                                28          (1,187)             (196)              18                 60
                                        ----------------- ------------------------------------------------------------------------

NET ASSETS                                 $      50,351     $ 1,333,336      $    377,863      $   219,734        $   142,306
                                        ================= ========================================================================

Unit value                                 $        8.41     $      9.43      $       9.22      $      9.25        $      8.07
                                        ================= ========================================================================

Units outstanding                                  5,987         141,393            40,983           23,755             17,634
                                        ================= ========================================================================

                                           CLASS 1B SHARES NON-AFFILIATED
                                         -----------------------------------
                                            PUTNAM VT          PUTNAM VT
                                           INTERNATIONAL     INTERNATIONAL
                                             GROWTH             GROWTH
                                         (IQ ANNUITY(TM))  (GRANDMASTER(TM))
                                             DIVISION           DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     27,566      $      193,775

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                              (21)                 25
                                         ----------------------------------

NET ASSETS                                 $     27,587      $      193,750
                                         ==================================

Unit value                                 $       8.98      $         8.81
                                         ==================================

Units outstanding                                 3,072              21,992
                                         ==================================

SEE ACCOMPANYING NOTES.

                                       25

                                                                         CLASS 1B SHARES NON-AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                              PUTNAM VT         PUTNAM VT       PUTNAM VT        PUTNAM VT             PUTNAM VT
                                           SMALL CAP VALUE   SMALL CAP VALUE  SMALL CAP VALUE    TECHNOLOGY           TECHNOLOGY
                                          (ANNUICHOICE(TM)) (IQ ANNUITY(TM)) (GRANDMASTER(TM))(ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                              DIVISION          DIVISION        DIVISION         DIVISION              DIVISION
                                           ----------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     530,775     $   242,018      $    845,504      $    27,448        $         39,271

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               (64)            (56)              309               13                      14
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                 $     530,839     $   242,074      $    845,195      $    27,435        $         39,257
                                         ==========================================================================================

Unit value                                 $       11.41     $     10.25      $      10.84      $      8.89        $           8.91
                                         ==========================================================================================

Units outstanding                                 46,524          23,617            77,970            3,086                   4,406
                                         ==========================================================================================

                                            CLASS 1B SHARES NON-AFFILIATED
                                         -----------------------------------
                                             PUTNAM VT        PUTNAM VT
                                            TECHNOLOGY       VOYAGER II
                                         (GRANDMASTER(TM)) (ANNUICHOICE(TM))
                                              DIVISION        DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $     44,608      $       995,237

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               16                 (136)
                                         -----------------------------------

NET ASSETS                                 $     44,592      $       995,373
                                         ===================================

Unit value                                 $       7.54      $          6.68
                                         ===================================

Units outstanding                                 5,914              149,008
                                         ==================================

SEE ACCOMPANYING NOTES.

                                       26

                                            CLASS 1B SHARES NON-AFFILIATED
                                         -----------------------------------
                                              PUTNAM VT       PUTNAM VT
                                              VOYAGER II      VOYAGER II
                                          (IQ ANNUITY(TM)) (GRANDMASTER(TM))
                                              DIVISION          DIVISION
                                         -----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $569,047,925)         $    105,252      $      103,838

LIABILITIES
Payable to (receivable from) the general
  account of Integrity                               58                 (20)
                                         -----------------------------------

NET ASSETS                                 $    105,194      $      103,858
                                         ===================================

Unit value                                 $       8.27      $         8.34
                                         ===================================

Units outstanding                                12,720              12,453
                                         ===================================

SEE ACCOMPANYING NOTES.

             Separate Account I of Integrity Life Insurance Company

                            Statement of Operations

                        Periods Ended December 31, 2001

                                                                            BARON                BARON              GABELLI
                                                                          SMALL CAP            SMALL CAP        LARGE CAP VALUE
                                                                      (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                                          DIVISION             DIVISION             DIVISION
                                                       TOTAL            -JANUARY 26*-          -MAY 16*-         -JANUARY 23*-
                                                    ----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                              $   29,714,772    $              -     $             -      $        23,855

EXPENSES
  Mortality and expense risk and
   administrative charges                                6,943,249               1,147                 689                5,103
  Bonus rider fee                                          111,822                 815                   -                3,588
  Death benefit rider fee                                   14,095                 262                   -                  563
                                                    ----------------------------------------------------------------------------
  TOTAL EXPENSES                                         7,069,166               2,224                 689                9,254
                                                    ----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            22,645,606              (2,224)               (689)              14,601

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                      (47,265,681)             (2,775)              4,940              (25,346)
  Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                               (15,284,971)                  -                   -                    -
     End of period                                     (50,859,650)             18,141              15,295              (90,669)
                                                    ----------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                      (35,574,679)             18,141              15,295              (90,669)
                                                    ----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                        (82,840,360)             15,366              20,235             (116,015)
                                                    ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $  (60,194,754)   $         13,142     $        19,546      $      (101,414)
                                                    ============================================================================

                                                                         HARRIS BRETALL       HARRIS BRETALL
                                                         GABELLI        SULLIVAN & SMITH     SULLIVAN & SMITH
                                                     LARGE CAP VALUE      EQUITY GROWTH        EQUITY GROWTH
                                                    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                        DIVISION             DIVISION            DIVISION
                                                        -MAY 4*-          -FEBRUARY 26*-         -MAY 9*-
                                                    ----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                              $         2,484     $         16,722     $          6,777

EXPENSES
  Mortality and expense risk and
   administrative charges                                     1,049                1,212                  279
  Bonus rider fee                                                 -                1,104                    -
  Death benefit rider fee                                         -                   82                    -
                                                    ----------------------------------------------------------
  TOTAL EXPENSES                                              1,049                2,398                  279
                                                    ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  1,435               14,324                6,498

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                            (7,869)             (11,109)             (15,006)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                    -                    -
      End of period                                           3,922              (11,794)               2,594
                                                    ----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                             3,922              (11,794)               2,594
                                                    ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                              (3,947)             (22,903)             (12,412)
                                                    ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $        (2,512)    $         (8,579)    $         (5,914)
                                                    ==========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                     THIRD AVENUE         THIRD AVENUE          TOUCHSTONE         TOUCHSTONE
                                                         VALUE               VALUE               BALANCED           BALANCED
                                                   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                        DIVISION            DIVISION             DIVISION           DIVISION
                                                     -FEBRUARY 12*-         -MAY 14*-           -JULY 26*-         -JUNE 20*-
                                                   ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $          7,168     $         4,992      $         2,868    $         20,942

EXPENSES
  Mortality and expense risk and
   administrative charges                                     6,015               5,478                  156               1,360
  Bonus rider fee                                             4,770                   -                    -                 813
  Death benefit rider fee                                       572                   -                    -                  98
                                                   ------------------------------------------------------------------------------
  TOTAL EXPENSES                                             11,357               5,478                  156               2,271
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (4,189)               (486)               2,712              18,671

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                             4,329             (41,781)                  (1)               (102)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                   -                    -                   -
      End of period                                          64,051              80,714                 (924)             (9,321)
                                                   ------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            64,051              80,714                 (924)             (9,321)
                                                   ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                              68,380              38,933                 (925)             (9,423)
                                                   ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $         64,191     $        38,447      $         1,787    $          9,248
                                                   ==============================================================================

                                                      TOUCHSTONE           TOUCHSTONE           TOUCHSTONE
                                                         BOND                BOND            EMERGING GROWTH
                                                   (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                       DIVISION             DIVISION             DIVISION
                                                       -JULY 30*-           -MAY 8*-            -JULY 18*-
                                                   ----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $         4,790      $        80,909      $        66,868

EXPENSES
  Mortality and expense risk and
   administrative charges                                      189                4,562                1,005
  Bonus rider fee                                                -                3,259                    -
  Death benefit rider fee                                        -                  515                    -
                                                   ----------------------------------------------------------
  TOTAL EXPENSES                                               189                8,336                1,005
                                                   ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 4,601               72,573               65,863

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                               65                3,287                  573
  Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                         -                    -                    -
     End of period                                          (4,861)             (65,429)                (228)
                                                   ----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                           (4,861)             (65,429)                (228)
                                                   ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             (4,796)             (62,142)                 345
                                                   ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $          (195)     $        10,431      $        66,208
                                                   ==========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                       TOUCHSTONE          TOUCHSTONE          TOUCHSTONE           TOUCHSTONE
                                                    EMERGING GROWTH        ENHANCED 30         ENHANCED 30            EQUITY
                                                   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                        DIVISION            DIVISION            DIVISION             DIVISION
                                                        -MAY 30*-           -JULY 30*-          -JUNE 18*-           -JULY 30*-
                                                   ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $         11,966     $            22     $            414     $             -

EXPENSES
  Mortality and expense risk and
   administrative charges                                       512                   6                  113                   4
  Bonus rider fee                                               168                   -                   55                   -
  Death benefit rider fee                                        63                   -                   32                   -
                                                   ------------------------------------------------------------------------------
  TOTAL EXPENSES                                                743                   6                  200                   4
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 11,223                  16                  214                  (4)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                            (4,092)                  -                  (13)                  -
  Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                          -                   -                    -                   -
     End of period                                           (1,714)                 92                   78                  51
                                                   ------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            (1,714)                 92                   78                  51
                                                   ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                              (5,806)                 92                   65                  51
                                                   ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $          5,417     $           108     $            279     $            47
                                                   ==============================================================================

                                                      TOUCHSTONE           TOUCHSTONE          TOUCHSTONE
                                                        EQUITY           GROWTH & INCOME     GROWTH & INCOME
                                                   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                       DIVISION             DIVISION            DIVISION
                                                      -JULY 30*-           -JULY 30*-           -MAY 30*-
                                                   ----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $              -     $           938     $          2,570

EXPENSES
  Mortality and expense risk and
   administrative charges                                        30                  42                  131
  Bonus rider fee                                                 2                   -                   31
  Death benefit rider fee                                         5                   -                   27
                                                   ----------------------------------------------------------
  TOTAL EXPENSES                                                 37                  42                  189
                                                   ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (37)                896                2,381

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                                42                   2                  (83)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                   -                    -
      End of period                                             550                (196)              (3,036)
                                                   ----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                               550                (196)              (3,036)
                                                   ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                 592                (194)              (3,119)
                                                   ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $            555     $           702     $           (738)
                                                   ==========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.


                                                      TOUCHSTONE        TOUCHSTONE          TOUCHSTONE           TOUCHSTONE
                                                     GROWTH/VALUE      GROWTH/VALUE         HIGH YIELD           HIGH YIELD
                                                   (IQ ANNUITY(TM))  (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                       DIVISION          DIVISION            DIVISION             DIVISION
                                                      -MAY 29*-         -JUNE 18*-           -MAY 18*-           -JUNE 18*-
                                                   ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $             -     $              -     $         2,348     $          5,372

EXPENSES
  Mortality and expense risk and
   administrative charges                                      492                  937                  54                  183
  Bonus rider fee                                                -                   53                   -                  103
  Death benefit rider fee                                        -                  311                   -                   22
                                                   ------------------------------------------------------------------------------
  TOTAL EXPENSES                                               492                1,301                  54                  308
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  (492)              (1,301)              2,294                5,064

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                             (965)              (1,472)                 (1)                 (31)
  Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                         -                    -                  -                     -
     End of period                                          (4,959)              (4,373)             (1,832)              (4,403)
                                                   ------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                           (4,959)              (4,373)             (1,832)              (4,403)
                                                   ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             (5,924)              (5,845)             (1,833)              (4,434)
                                                   ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $        (6,416)    $         (7,146)    $           461     $            630
                                                   ==============================================================================

                                                      TOUCHSTONE          TOUCHSTONE
                                                    INTERNATIONAL        INTERNATIONAL        TOUCHSTONE
                                                        EQUITY              EQUITY           MONEY MARKET
                                                   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                       DIVISION            DIVISION            DIVISION
                                                      -JULY 30*-           -JUNE 18*-         -AUGUST 6*-
                                                   ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $             -     $              -     $         6,922

EXPENSES
  Mortality and expense risk and
   administrative charges                                      732                   99               4,899
  Bonus rider fee                                                -                   11                   -
  Death benefit rider fee                                        -                   22                   -
                                                   ---------------------------------------------------------
  TOTAL EXPENSES                                               732                  132               4,899
                                                   ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  (732)                (132)              2,023

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                           16,903                  (11)                  -
  Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                         -                    -                   -
     End of period                                               -                 (961)                  -
                                                   ---------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                                -                 (961)                  -
                                                   ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             16,903                 (972)                  -
                                                   ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $        16,171     $         (1,104)    $         2,023
                                                   =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                      TOUCHSTONE           TOUCHSTONE          TOUCHSTONE           TOUCHSTONE
                                                     MONEY MARKET        SMALL CAP VALUE     SMALL CAP VALUE        VALUE PLUS
                                                   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                       DIVISION             DIVISION            DIVISION             DIVISION
                                                      -JUNE 15*-            -JULY 3*-          -JUNE 18*-           -JULY 30*-
                                                   ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $          2,000     $            55     $            818     $           199

EXPENSES
  Mortality and expense risk and
   administrative charges                                       777                  78                  690                  48
  Bonus rider fee                                               721                   -                  456                   -
  Death benefit rider fee                                        96                   -                   15                   -
                                                   ------------------------------------------------------------------------------
  TOTAL EXPENSES                                              1,594                  78                1,161                  48
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    406                 (23)                (343)                151

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                                 -              (1,175)                (237)                (12)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                   -                    -                   -
      End of period                                               8               2,617               36,783                 252
                                                   ------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                                 8               2,617               36,783                 252
                                                   ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                   8               1,442               36,546                 240
                                                   ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $            414     $         1,419     $         36,203     $           391
                                                   ==============================================================================

                                                                           VAN KAMPEN            VAN KAMPEN
                                                      TOUCHSTONE           BANDWITH &            BANDWITH &
                                                      VALUE PLUS        TELECOMMUNICATION    TELECOMMUNICATION
                                                   (ANNUICHOICE(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                       DIVISION             DIVISION              DIVISION
                                                      -JULY 30*-          -FEBRUARY 13*-          -MAY 9*-
                                                   -----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $            889     $            548     $              3

EXPENSES
  Mortality and expense risk and
   administrative charges                                       199                  846                   20
  Bonus rider fee                                               110                  389                    -
  Death benefit rider fee                                        19                  119                    -
                                                   -----------------------------------------------------------
  TOTAL EXPENSES                                                328                1,354                   20
                                                   -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    561                 (806)                 (17)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                               (31)              (9,614)              (2,457)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                    -                    -
      End of period                                           1,846              (41,571)                  48
                                                   -----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                             1,846              (41,571)                  48
                                                   -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                               1,815              (51,185)              (2,409)
                                                   -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $          2,376     $        (51,991)    $         (2,426)
                                                   ===========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                      VAN KAMPEN          VAN KAMPEN
                                                    BIOTECHNOLOGY &     BIOTECHNOLOGY &        VAN KAMPEN           VAN KAMPEN
                                                    PHARMACEUTICAL      PHARMACEUTICAL          INTERNET             INTERNET
                                                   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                       DIVISION            DIVISION             DIVISION             DIVISION
                                                    -FEBRUARY 13*-          -MAY 9*-           -JULY 30*-            -MAY 9*-
                                                   ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $          1,226     $           629     $              -     $            -

EXPENSES
  Mortality and expense risk and
   administrative charges                                     2,303               1,026                    1                 43
  Bonus rider fee                                             1,566                   -                    1                  -
  Death benefit rider fee                                       296                   -                    -                  -
                                                   ------------------------------------------------------------------------------
  TOTAL EXPENSES                                              4,165               1,026                    2                 43
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (2,939)               (397)                  (2)               (43)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                            (3,564)                219                    -               (570)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                   -                    -                  -
      End of period                                          20,292               1,958                   33             (2,017)
                                                   ------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            20,292               1,958                   33             (2,017)
                                                   ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                              16,728               2,177                   33             (2,587)
                                                   ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $         13,789     $         1,780     $             31     $       (2,630)
                                                   ==============================================================================

                                                      VAN KAMPEN          VAN KAMPEN           VAN KAMPEN
                                                     MS HIGH-TECH        MS HIGH-TECH            MS U.S.
                                                       35 INDEX            35 INDEX           MULTINATIONAL
                                                   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                       DIVISION            DIVISION             DIVISION
                                                      -MARCH 5*-           -MAY 9*-             -MAY 14*-
                                                   ----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $            452     $             5     $             43

EXPENSES
  Mortality and expense risk and
   administrative charges                                     1,181                  13                   37
  Bonus rider fee                                               454                   -                   37
  Death benefit rider fee                                       268                   -                    4
                                                   ----------------------------------------------------------
  TOTAL EXPENSES                                              1,903                  13                   78
                                                   ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (1,451)                 (8)                 (35)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                            (2,673)                 (5)                (629)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                   -                    -
      End of period                                          (7,866)                 11                  313
                                                   ----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            (7,866)                 11                  313
                                                   ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             (10,539)                  6                 (316)
                                                   ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $        (11,990)    $            (2)    $           (351)
                                                   ==========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                            INITIAL CLASS
                                                                       -------------------------------------------------------
                                                     VAN KAMPEN
                                                       MS U.S.
                                                    MULTINATIONAL            VIP                 VIP
                                                   (IQ ANNUITY(TM))      MONEY MARKET        MONEY MARKET             VIP
                                                      DIVISION         (GRANDMASTER(TM))    (IQ ANNUITY(TM))      HIGH INCOME
                                                      -MAY 9*-             DIVISION             DIVISION            DIVISION
                                                   ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $            50     $      1,503,464     $       309,664     $   2,644,971

EXPENSES
  Mortality and expense risk and
   administrative charges                                       40              502,405             115,910           200,525
  Bonus rider fee                                                -                    -                   -                 -
  Death benefit rider fee                                        -                    -                   -                 -
                                                   ---------------------------------------------------------------------------
  TOTAL EXPENSES                                                40              502,405             115,910           200,525
                                                   ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    10            1,001,059             193,754         2,444,446

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                              (62)                   -                   -        (6,121,080)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                        -                   37                 (18)       (2,579,899)
      End of period                                            (38)                  37                 (18)          176,681
                                                   ---------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                              (38)                   -                   -         2,756,580
                                                   ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                               (100)                   -                   -        (3,364,500)
                                                   ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $           (90)    $      1,001,059     $       193,754     $    (920,054)
                                                   ===========================================================================

                                                                         INITIAL CLASS
                                                   ---------------------------------------------------------
                                                          VIP                  VIP             VIP
                                                     EQUITY-INCOME           GROWTH          OVERSEAS
                                                        DIVISION            DIVISION         DIVISION
                                                   ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $     4,669,981     $      7,047,430     $     3,594,413

EXPENSES
  Mortality and expense risk and
   administrative charges                                1,013,137            1,089,677             299,910
  Bonus rider fee                                                -                    -                   -
  Death benefit rider fee                                        -                    -                   -
                                                   ---------------------------------------------------------
  TOTAL EXPENSES                                         1,013,137            1,089,677             299,910
                                                   ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             3,656,844            5,957,753           3,294,503

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                         (669,334)          (5,983,018)         (8,518,169)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                5,144,979           (5,961,964)         (3,699,879)
      End of period                                     (2,426,950)         (25,669,625)         (4,283,851)
                                                   ---------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                       (7,571,929)         (19,707,661)           (583,972)
                                                   ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                         (8,241,263)         (25,690,679)         (9,102,141)
                                                   ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $    (4,584,419)    $    (19,732,926)    $    (5,807,638)
                                                   =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                  INITIAL CLASS
                                                   ------------------------------------------------------------------------------
                                                        VIP II               VIP II
                                                      INVESTMENT           INVESTMENT                                VIP II
                                                      GRADE BOND           GRADE BOND           VIP II              INDEX 500
                                                   (GRANDMASTER(TM))    (IQ ANNUITY(TM))     ASSET MANAGER      (GRANDMASTER(TM))
                                                       DIVISION             DIVISION           DIVISION              DIVISION
                                                   ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $        894,111     $        50,388     $    2,128,004     $        687,867

EXPENSES
  Mortality and expense risk and
   administrative charges                                   319,891              38,368            447,567              709,423
  Bonus rider fee                                                 -                   -                  -                    -
  Death benefit rider fee                                         -                   -                  -                    -
                                                   ------------------------------------------------------------------------------
  TOTAL EXPENSES                                            319,891              38,368            447,567              709,423
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                574,220              12,020          1,680,437              (21,556)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                         1,163,974              53,599         (1,438,842)           1,534,581
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                   931,354              34,856         (1,456,089)           4,424,338
      End of period                                         623,751             122,466         (3,838,805)          (5,622,908)
                                                   ------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                          (307,603)             87,610         (2,382,716)         (10,047,246)
                                                   ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             856,371             141,209         (3,821,558)          (8,512,665)
                                                   ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $      1,430,591     $       153,229     $   (2,141,121)    $     (8,534,221)
                                                   ==============================================================================

                                                                        INITIAL CLASS
                                                   --------------------------------------------------------
                                                        VIP II               VIP II
                                                      INDEX 500          ASSET MANAGER:         VIP II
                                                   (IQ ANNUITY(TM))          GROWTH            CONTRAFUND
                                                       DIVISION             DIVISION            DIVISION
                                                   --------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $        28,221      $       637,549     $    2,404,732

EXPENSES
  Mortality and expense risk and
   administrative charges                                   45,219              121,498            739,235
  Bonus rider fee                                                -                    -                  -
  Death benefit rider fee                                        -                    -                  -
                                                   --------------------------------------------------------
  TOTAL EXPENSES                                            45,219              121,498            739,235
                                                   --------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               (16,998)             516,051          1,665,497

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                         (127,705)            (704,357)       (16,730,215)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                  (97,040)          (1,335,066)        (5,485,930)
      End of period                                       (376,445)          (2,081,477)            56,242
                                                   --------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                         (279,405)            (746,411)         5,542,172
                                                   --------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           (407,110)          (1,450,768)       (11,188,043)
                                                   --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $      (424,108)     $      (934,717)    $   (9,522,546)
                                                   ========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                        INITIAL CLASS
                                                   --------------------------------------------------------
                                                        VIP III
                                                        GROWTH              VIP III             VIP III
                                                     OPPORTUNITIES          BALANCED        GROWTH & INCOME
                                                        DIVISION            DIVISION           DIVISION
                                                   --------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $        32,965      $       138,011     $      920,129

EXPENSES
  Mortality and expense risk and
   administrative charges                                  103,687               60,747            199,759
  Bonus rider fee                                                -                    -                  -
  Death benefit rider fee                                        -                    -                  -
                                                   --------------------------------------------------------
  TOTAL EXPENSES                                           103,687               60,747            199,759
                                                   --------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               (70,722)              77,264            720,370

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                       (1,175,773)            (335,849)        (1,158,089)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                               (2,215,393)            (322,104)        (1,350,494)
      End of period                                     (2,396,617)            (150,191)        (2,749,227)
                                                   --------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                         (181,224)             171,913         (1,398,733)
                                                   --------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                         (1,356,997)            (163,936)        (2,556,822)
                                                   --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $    (1,427,719)     $       (86,672)    $   (1,836,452)
                                                   ========================================================

                                                                                    SERVICE CLASS
                                                   -------------------------------------------------------------------------------
                                                       VIP III                VIP III               VIP                VIP
                                                       MID CAP                MID CAP            HIGH INCOME       EQUITY-INCOME
                                                   (GRANDMASTER(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))    (IQ ANNUITY(TM))
                                                      DIVISION               DIVISION             DIVISION            DIVISION
                                                   -------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $              -       $           -       $      261,083      $        97,888

EXPENSES
  Mortality and expense risk and
   administrative charges                                    78,330               33,301              18,889               28,897
  Bonus rider fee                                                 -                    -                   -                    -
  Death benefit rider fee                                         -                    -                   -                    -
                                                   -------------------------------------------------------------------------------
  TOTAL EXPENSES                                             78,330               33,301              18,889               28,897
                                                   -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (78,330)             (33,301)            242,194               68,991

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                          (114,109)            (110,211)           (311,287)            (212,823)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                   682,439               89,391              (3,287)              46,167
      End of period                                         284,161              127,582             (11,287)              44,268
                                                   -------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                          (398,278)              38,191              (8,000)              (1,899)
                                                   -------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                            (512,387)             (72,020)           (319,287)            (214,722)
                                                   -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $       (590,717)     $      (105,321)     $      (77,093)     $      (145,731)
                                                   ===============================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                    SERVICE CLASS
                                                   ----------------------------------------------------------------------------
                                                                                                                    VIP II
                                                         VIP                                   VIP II           ASSET MANAGER:
                                                       GROWTH                VIP            ASSET MANAGER           GROWTH
                                                   (IQ ANNUITY(TM))        OVERSEAS       (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                      DIVISION             DIVISION           DIVISION             DIVISION
                                                   ----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $       214,741      $    157,893        $      68,794       $       15,771

EXPENSES
  Mortality and expense risk and
   administrative charges                                   48,355             7,934               19,096                3,872
  Bonus rider fee                                                -                 -                    -                    -
  Death benefit rider fee                                        -                 -                    -                    -
                                                   ----------------------------------------------------------------------------
  TOTAL EXPENSES                                            48,355             7,934               19,096                3,872
                                                   ----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               166,386           149,959               49,698               11,899

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                         (368,609)         (272,516)            (200,608)             (63,834)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                 (316,920)          (13,931)             (80,422)             (18,827)
      End of period                                       (804,746)           (7,769)               5,130                 (245)
                                                   ----------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                         (487,826)            6,162               85,552               18,582
                                                   ----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           (856,435)         (266,354)            (115,056)             (45,252)
                                                   ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $      (690,049)     $   (116,395)       $     (65,358)      $      (33,353)
                                                   ============================================================================

                                                                          SERVICE CLASS
                                                   -----------------------------------------------------------
                                                                             VIP III
                                                        VIP II               GROWTH              VIP III
                                                      CONTRAFUND           OPPORTUNITIES          BALANCED
                                                   (IQ ANNUITY(TM))      (IQ ANNUITY(TM))     (IQ ANNUITY(TM))
                                                       DIVISION              DIVISION             DIVISION
                                                   -----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $         81,826     $         1,143      $         20,354

EXPENSES
  Mortality and expense risk and
   administrative charges                                    37,286               6,838                11,804
  Bonus rider fee                                                 -                   -                     -
  Death benefit rider fee                                         -                   -                     -
                                                   -----------------------------------------------------------
  TOTAL EXPENSES                                             37,286               6,838                11,804
                                                   -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 44,540              (5,695)                8,550

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                          (218,899)            (43,423)              (71,996)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                  (106,319)            (58,623)              (27,283)
      End of period                                        (290,045)            (95,998)               17,198
                                                   -----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                          (183,726)            (37,375)               44,481
                                                   -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                            (402,625)            (80,798)              (27,515)
                                                   -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $       (358,085)    $       (86,493)     $        (18,965)
                                                   ===========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                  SERVICE CLASS
                                                   --------------------------------------------------------------------------------
                                                                                                    MFS                  MFS
                                                        VIP III                MFS            EMERGING GROWTH      EMERGING GROWTH
                                                    GROWTH & INCOME      EMERGING GROWTH     (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                   (IQ ANNUITY(TM))     (IQ ANNUITY(TM))         DIVISION             DIVISION
                                                       DIVISION             DIVISION           -JANUARY 18*-          -MAY 25*-
                                                   --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $        96,402      $        52,743      $          3,681    $               -

EXPENSES
  Mortality and expense risk and
   administrative charges                                   30,296               13,262                 1,508                1,135
  Bonus rider fee                                                -                    -                 1,101                    -
  Death benefit rider fee                                        -                    -                    96                    -
                                                   --------------------------------------------------------------------------------
  TOTAL EXPENSES                                            30,296               13,262                 2,705                1,135
                                                   --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                66,106               39,481                   976               (1,135)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                         (231,444)            (234,011)              (32,422)             (36,057)
  Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                   (70,560)            (132,314)                    -                    -
     End of period                                        (119,700)            (341,058)              (16,841)                (193)
                                                   --------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                          (49,140)            (208,744)              (16,841)                (193)
                                                   --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           (280,584)            (442,755)              (49,263)             (36,250)
                                                   --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $      (214,478)     $      (403,274)     $        (48,287)  $          (37,385)
                                                   ================================================================================

                                                                         SERVICE CLASS
                                                   ------------------------------------------------------------
                                                                              MFS                   MFS
                                                          MFS              INVESTORS             INVESTORS
                                                       INVESTORS          GROWTH STOCK          GROWTH STOCK
                                                     GROWTH STOCK       (ANNUICHOICE(TM))     (GRANDMASTER(TM))
                                                   (IQ ANNUITY(TM))         DIVISION              DIVISION
                                                       DIVISION            -MARCH 16*-            -MAY 2*-
                                                   ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $         5,353      $            434      $             -

EXPENSES
  Mortality and expense risk and
   administrative charges                                    8,575                   827                1,629
  Bonus rider fee                                                -                   485                    -
  Death benefit rider fee                                        -                    32                    -
                                                   ------------------------------------------------------------
  TOTAL EXPENSES                                             8,575                 1,344                1,629
                                                   ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (3,222)                 (910)              (1,629)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                          (73,886)                 (375)             (33,561)
  Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                   (61,337)                    -                    -
     End of period                                        (178,127)                5,784                1,390
                                                   ------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                         (116,790)                5,784                1,390
                                                   ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           (190,676)                5,409              (32,171)
                                                   ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $      (193,898)     $          4,499      $       (33,800)
                                                   ============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                     SERVICE CLASS
                                                   --------------------------------------------------------------------------------
                                                                               MFS                 MFS
                                                         MFS             INVESTORS TRUST      INVESTORS TRUST            MFS
                                                    INVESTORS TRUST     (ANNUICHOICE(TM))    (GRANDMASTER(TM))      MID CAP GROWTH
                                                   (IQ ANNUITY(TM))         DIVISION             DIVISION         (IQ ANNUITY(TM))
                                                       DIVISION           -FEBRUARY 6*-          -MAY 11*-            DIVISION
                                                   --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $        16,129      $          2,185     $              -      $        12,675

EXPENSES
  Mortality and expense risk and
   administrative charges                                    8,130                 1,771                  451               18,671
  Bonus rider fee                                                -                   664                    -                    -
  Death benefit rider fee                                        -                   181                    -                    -
                                                   --------------------------------------------------------------------------------
  TOTAL EXPENSES                                             8,130                 2,616                  451               18,671
                                                   --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 7,999                  (431)                (451)              (5,996)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                          (50,565)               (2,303)             (15,658)            (125,359)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                   (1,762)                    -                    -              (55,522)
      End of period                                        (55,635)              (14,603)                  81             (204,624)
                                                   --------------------------------------------------------------------------------
  Change in net unrealized appreciation/
    depreciation during the period                         (53,873)              (14,603)                  81             (149,102)
                                                   --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           (104,438)              (16,906)             (15,577)            (274,461)
                                                   --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $       (96,439)     $        (17,337)    $        (16,028)     $      (280,457)
                                                   ================================================================================

                                                                          SERVICE CLASS
                                                   -----------------------------------------------------------
                                                         MFS                 MFS
                                                    MID CAP GROWTH       MID CAP GROWTH             MFS
                                                   (ANNUICHOICE(TM))    (GRANDMASTER(TM))       NEW DISCOVERY
                                                       DIVISION             DIVISION          (IQ ANNUITY(TM))
                                                     -JANUARY 26*-           -MAY 2*-             DIVISION
                                                   -----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $         1,196      $              -      $        33,695

EXPENSES
  Mortality and expense risk and
   administrative charges                                    2,802                 9,099               17,434
  Bonus rider fee                                            2,396                     -                    -
  Death benefit rider fee                                      249                     -                    -
                                                   -----------------------------------------------------------
  TOTAL EXPENSES                                             5,447                 9,099               17,434
                                                   -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (4,251)               (9,099)              16,261

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                          (99,258)             (354,444)             (62,635)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                        -                     -              (59,088)
      End of period                                         40,334               110,063               26,329
                                                   -----------------------------------------------------------
  Change in net unrealized appreciation/
    depreciation during the period                          40,334               110,063               85,417
                                                   -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                            (58,924)             (244,381)              22,782
                                                   -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $       (63,175)     $       (253,480)     $        39,043
                                                   ===========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                       SERVICE CLASS
                                                   --------------------------------------------------------------------------------
                                                                                                                        MFS
                                                          MFS                  MFS                  MFS               CAPITAL
                                                     NEW DISCOVERY        NEW DISCOVERY           CAPITAL           OPPORTUNITIES
                                                   (ANNUICHOICE(TM))    (GRANDMASTER(TM))       OPPORTUNITIES     (ANNUICHOICE(TM))
                                                       DIVISION             DIVISION          (IQ ANNUITY(TM))        DIVISION
                                                    -FEBRUARY 26*-          -MAY 22*-             DIVISION          -FEBRUARY 13*-
                                                   --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $          1,386     $              -      $       173,126     $          2,463

EXPENSES
  Mortality and expense risk and
   administrative charges                                     1,263                2,007               34,497                  972
  Bonus rider fee                                             1,101                    -                    -                  572
  Death benefit rider fee                                       200                    -                    -                   39
                                                   --------------------------------------------------------------------------------
  TOTAL EXPENSES                                              2,564                2,007               34,497                1,583
                                                   --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (1,178)              (2,007)             138,629                  880

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                            (4,361)             (60,049)            (487,139)             (10,918)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                    -             (188,508)                   -
      End of period                                          25,191               14,923             (589,992)              (9,255)
                                                   --------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            25,191               14,923             (401,484)              (9,255)
                                                   --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                              20,830              (45,126)            (888,623)             (20,173)
                                                   --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $         19,652     $        (47,133)     $      (749,994)    $        (19,293)
                                                   ================================================================================

                                                                          SERVICE CLASS
                                                   -----------------------------------------------------------
                                                          MFS
                                                        CAPITAL                                    MFS
                                                     OPPORTUNITIES             MFS             TOTAL RETURN
                                                   (GRANDMASTER(TM))      TOTAL RETURN       (ANNUICHOICE(TM))
                                                        DIVISION        (IQ ANNUITY(TM))         DIVISION
                                                        -MAY 2*-             DIVISION          -JANUARY 30*-
                                                   -----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $              -     $        66,656      $          8,902

EXPENSES
  Mortality and expense risk and
   administrative charges                                     4,029              25,966                 6,136
  Bonus rider fee                                                 -                   -                 4,514
  Death benefit rider fee                                         -                   -                   324
                                                   -----------------------------------------------------------
  TOTAL EXPENSES                                              4,029              25,966                10,974
                                                   -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (4,029)             40,690                (2,072)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                           (17,235)            (12,846)               (8,791)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -              28,728                     -
      End of period                                          (1,294)             (8,442)               33,977
                                                   -----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            (1,294)            (37,170)               33,977
                                                   -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             (18,529)            (50,016)               25,186
                                                   -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $        (22,558)    $        (9,326)     $         23,114
                                                   ===========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                             SERVICE CLASS
                                                      ------------------------------------------------------------
                                                            MFS                   MFS                   MFS
                                                        TOTAL RETURN            RESEARCH              RESEARCH
                                                     (GRANDMASTER(TM))     (ANNUICHOICE(TM))     (GRANDMASTER(TM))
                                                          DIVISION              DIVISION              DIVISION
                                                         -MAY 8*-            -JANUARY 26*-           -MAY 15*-
                                                      ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                $              -          $     17,774     $              -

EXPENSES
  Mortality and expense risk and
   administrative charges                                        7,798                 1,902                  182
  Bonus rider fee                                                    -                 1,316                    -
  Death benefit rider fee                                            -                    92                    -
                                                      ------------------------------------------------------------
  TOTAL EXPENSES                                                 7,798                 3,310                  182
                                                      ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (7,798)               14,464                 (182)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                              (25,025)              (44,131)              (1,648)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                            -                     -                    -
      End of period                                             23,471               (15,995)                (980)
                                                      ------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                               23,471               (15,995)                (980)
                                                      ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                (1,554)              (60,126)              (2,628)
                                                      ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $         (9,352)         $    (45,662)    $         (2,810)
                                                      ============================================================

                                                                                 SERVICE CLASS 2
                                                 ---------------------------------------------------------------------------------
                                                       VIP                 VIP                  VIP                   VIP
                                                   MONEY MARKET        MONEY MARKET          HIGH INCOME           HIGH INCOME
                                                 (IQ ANNUITY(TM))    (ANNUICHOICE(TM))      (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                     DIVISION            DIVISION              DIVISION             DIVISION
                                                     -MAY 3*-          -JANUARY 18*-           -MAY 2*-          -FEBRUARY 28*-
                                                 ---------------------------------------------------------------------------------
INVESTMENT INCOME
 Reinvested dividends                            $        134,840    $         79,163      $              -     $               -

EXPENSES
  Mortality and expense risk and
   administrative charges                                  75,117              28,664                 2,841                 2,280
  Bonus rider fee                                               -              19,253                     -                 1,281
  Death benefit rider fee                                       -               3,021                     -                   109
                                                 ---------------------------------------------------------------------------------
  TOTAL EXPENSES                                           75,117              50,938                 2,841                 3,670
                                                 ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               59,723              28,225                (2,841)               (3,670)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                               -                   -               (15,475)              (10,693)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                       -                   -                     -                     -
      End of period                                             -                   -                10,102               (14,605)
                                                 ---------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                               -                   -                10,102               (14,605)
                                                 ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                 -                   -                (5,373)              (25,298)
                                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $         59,723    $         28,225      $         (8,214)    $         (28,968)
                                                 =================================================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                    SERVICE CLASS 2
                                                   ---------------------------------------------------------------------------------
                                                         VIP                   VIP                  VIP                   VIP
                                                    EQUITY-INCOME         EQUITY-INCOME            GROWTH                GROWTH
                                                   (IQ ANNUITY(TM))     (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                       DIVISION             DIVISION              DIVISION              DIVISION
                                                       -MAY 8*-           -JANUARY 26*-          -MAY 25*-           -JANUARY 30*-
                                                   ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $            -       $           4,659     $              -     $          1,310

EXPENSES
  Mortality and expense risk and
   administrative charges                                  11,865                   5,170                1,073                2,764
  Bonus rider fee                                               -                   4,018                    -                1,684
  Death benefit rider fee                                       -                     188                    -                  383
                                                   --------------------------------------------------------------------------------
  TOTAL EXPENSES                                           11,865                   9,376                1,073                4,831
                                                   --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (11,865)                 (4,717)              (1,073)              (3,521)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                         (32,903)                (30,318)              (8,294)               6,728
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                       -                       -                    -                    -
      End of period                                        18,854                  18,200                  547                3,988
                                                   --------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                          18,854                  18,200                  547                3,988
                                                   --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           (14,049)                (12,118)              (7,747)              10,716
                                                   --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $      (25,914)      $         (16,835)    $         (8,820)    $          7,195
                                                   ================================================================================

                                                                              SERVICE CLASS 2
                                                        -----------------------------------------------------------
                                                                                                          VIP
                                                               VIP                  VIP               INVESTMENT
                                                            OVERSEAS              OVERSEAS            GRADE BOND
                                                        (IQ ANNUITY(TM))     (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                            DIVISION              DIVISION             DIVISION
                                                            -MAY 2*-           -JANUARY 30*-           -MAY 8*-
                                                        -----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                  $              -     $             567     $              -

EXPENSES
  Mortality and expense risk and
   administrative charges                                          5,364                   461                6,231
  Bonus rider fee                                                      -                   223                    -
  Death benefit rider fee                                              -                     8                    -
                                                        -----------------------------------------------------------
  TOTAL EXPENSES                                                   5,364                   692                6,231
                                                        -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (5,364)                 (125)              (6,231)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                                221,632                 7,816               17,265
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                              -                     -                    -
      End of period                                                1,147                (3,649)              (3,578)
                                                        -----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                                  1,147                (3,649)              (3,578)
                                                        -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                  222,779                 4,167               13,687
                                                        -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                        $        217,415     $           4,042     $          7,456
                                                        ===========================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                     SERVICE CLASS 2
                                                    --------------------------------------------------------------------------------
                                                            VIP
                                                         INVESTMENT              VIP                 VIP                   VIP
                                                        GRADE BOND          ASSET MANAGER       ASSET MANAGER           INDEX 500
                                                    (ANNUICHOICE(TM))     (IQ ANNUITY(TM))    (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                          DIVISION             DIVISION            DIVISION             DIVISION
                                                       -JANUARY 23*-           -MAY 8*-          -JANUARY 23*-           -MAY 4*-
                                                    --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                              $           3,040     $              -     $            792     $             -

EXPENSES
  Mortality and expense risk and
   administrative charges                                      12,281                  890                  664               3,510
  Bonus rider fee                                               8,794                    -                  501                   -
  Death benefit rider fee                                         855                    -                   12                   -
                                                    -------------------------------------------------------------------------------
  TOTAL EXPENSES                                               21,930                  890                1,177               3,510
                                                    -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  (18,890)                (890)                (385)             (3,510)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                              28,016               (1,833)              (1,921)            (27,870)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                           -                    -                    -                   -
      End of period                                            35,240                8,513                4,722              12,337
                                                    -------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                              35,240                8,513                4,722              12,337
                                                    -------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                               63,256                6,680                2,801             (15,533)
                                                    -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $          44,366     $          5,790     $          2,416     $       (19,043)
                                                    ===============================================================================

                                                                          SERVICE CLASS 2
                                                    -------------------------------------------------------------
                                                                                 VIP                VIP
                                                            VIP             ASSET MANAGER:      ASSET MANAGER:
                                                         INDEX 500              GROWTH              GROWTH
                                                    (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                        DIVISION               DIVISION            DIVISION
                                                       -JANUARY 25*-           -MAY 24*-          -FEBRUARY 6*-
                                                    -------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                              $             496     $              -     $               -

EXPENSES
  Mortality and expense risk and
   administrative charges                                       8,623                  152                   699
  Bonus rider fee                                               7,570                    -                   124
  Death benefit rider fee                                         521                    -                    15
                                                    -------------------------------------------------------------
  TOTAL EXPENSES                                               16,714                  152                   838
                                                    -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  (16,218)                (152)                 (838)

Realized and unrealized gain (loss)
 on investments
  Net realized gain (loss) on sales
   of investments                                            (127,306)                 (11)                  (85)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                           -                    -                     -
      End of period                                           126,280                1,199                (4,857)
                                                    -------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                             126,280                1,199                (4,857)
                                                    -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                               (1,026)               1,188                (4,942)
                                                    -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $         (17,244)    $          1,036     $          (5,780)
                                                    =============================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                   SERVICE CLASS 2
                                                   ---------------------------------------------------------------------------------
                                                                                                                         VIP
                                                         VIP                   VIP                  VIP                 GROWTH
                                                      CONTRAFUND           CONTRAFUND       GROWTH OPPORTUNITIES     OPPORTUNITIES
                                                   (IQ ANNUITY(TM))     (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                       DIVISION             DIVISION              DIVISION              DIVISION
                                                      -MAY 14*-           -JANUARY 25*-          -JUNE 5*-             -MARCH 6*-
                                                   ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $             -      $           1,119   $                  -   $              -

EXPENSES
  Mortality and expense risk and
   administrative charges                                    2,755                  3,472                    378                335
  Bonus rider fee                                                -                  2,387                      -                241
  Death benefit rider fee                                        -                    379                      -                 44
                                                   --------------------------------------------------------------------------------
  TOTAL EXPENSES                                             2,755                  6,238                    378                620
                                                   --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (2,755)                (5,119)                  (378)              (620)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                             (501)                (4,515)                (3,593)              (149)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                        -                      -                      -                  -
      End of period                                         (2,649)                 1,378                  3,953             (1,848)
                                                   ---------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                           (2,649)                 1,378                  3,953             (1,848)
                                                   ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             (3,150)                (3,137)                   360             (1,997)
                                                   ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $        (5,905)     $          (8,256)  $                (18)  $         (2,617)
                                                   =================================================================================

                                                                           SERVICE CLASS 2
                                                   ------------------------------------------------------------
                                                          VIP                  VIP                   VIP
                                                       BALANCED              BALANCED          GROWTH & INCOME
                                                   (IQ ANNUITY(TM))     (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                       DIVISION              DIVISION             DIVISION
                                                       -MAY 2*-           -JANUARY 30*-           -MAY 4*-
                                                   ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $              -     $             269     $              -

EXPENSES
  Mortality and expense risk and
    administrative charges                                    1,749                 6,969                1,425
  Bonus rider fee                                                 -                 5,655                    -
  Death benefit rider fee                                         -                   474                    -
                                                   ------------------------------------------------------------
  TOTAL EXPENSES                                              1,749                13,098                1,425
                                                   ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (1,749)              (12,829)              (1,425)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                            (3,558)              (12,934)              (1,179)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                    -                     -
      End of period                                           9,430                40,704                5,374
                                                   ------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                             9,430                40,704                5,374
                                                   ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                               5,872                27,770                4,195
                                                   ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $          4,123     $          14,941     $          2,770
                                                   ============================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                      SERVICE CLASS 2
                                                  ----------------------------------------------------------------------------------
                                                         VIP                   VIP                  VIP                   VIP
                                                   GROWTH & INCOME           MID CAP              MID CAP          AGGRESSIVE GROWTH
                                                  (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))      (IQ ANNUITY(TM))
                                                       DIVISION             DIVISION              DIVISION              DIVISION
                                                    -JANUARY 23*-           -MAY 14*-          -JANUARY 26*-           -JULY 30*-
                                                  ----------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $             382     $              -     $               -     $              -

EXPENSES
  Mortality and expense risk and
   administrative charges                                     1,988                6,553                 6,788                   59
  Bonus rider fee                                             1,140                    -                 5,120                    -
  Death benefit rider fee                                       143                    -                   571                    -
                                                  ---------------------------------------------------------------------------------
  TOTAL EXPENSES                                              3,271                6,553                12,479                   59
                                                  ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (2,889)              (6,553)              (12,479)                 (59)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                            (8,067)              40,884               (12,230)               2,279
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                    -                     -                    -
      End of period                                           7,671                5,290                84,715                1,009
                                                  ---------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                             7,671                5,290                84,715                1,009
                                                  ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                (396)              46,174                72,485                3,288
                                                  ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                  $          (3,285)    $         39,621     $          60,006     $          3,229
                                                  =================================================================================

                                                            SERVICE CLASS 2                    SERVICE SHARES
                                                  ---------------------------------------    -------------------
                                                         VIP                  VIP
                                                   DYNAMIC CAPITAL      DYNAMIC CAPITAL
                                                    APPRECIATION          APPRECIATION           JANUS ASPEN
                                                  (IQ ANNUITY(TM))      (ANNUICHOICE(TM))            GROWTH
                                                      DIVISION              DIVISION           (IQ ANNUITY(TM))
                                                      -JULY 5*-           -MARCH 21*-              DIVISION
                                                  -----------------------------------------  -------------------
INVESTMENT INCOME
  Reinvested dividends                             $              -      $              -       $          2,772

EXPENSES
  Mortality and expense risk and
   administrative charges                                         5                    97                 19,587
  Bonus rider fee                                                 -                    79                      -
  Death benefit rider fee                                         -                    23                      -
                                                  -----------------------------------------  -------------------
  TOTAL EXPENSES                                                  5                   199                 19,587
                                                  -----------------------------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                     (5)                 (199)               (16,815)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                                (1)                   (4)              (159,107)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                     -               (225,019)
      End of period                                              88                   481               (505,945)
                                                  -----------------------------------------  -------------------
  Change in net unrealized appreciation/
   depreciation during the period                                88                   481               (280,926)
                                                  -----------------------------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                  87                   477               (440,033)
                                                  -----------------------------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $             82      $            278       $       (456,848)
                                                  =========================================  ===================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                    SERVICE SHARES
                                                  ----------------------------------------------------------------------------------
                                                     JANUS ASPEN           JANUS ASPEN                                JANUS ASPEN
                                                        GROWTH                GROWTH             JANUS ASPEN       AGGRESSIVE GROWTH
                                                  (ANNUICHOICE(TM))     (GRANDMASTER(TM))     AGGRESSIVE GROWTH    (ANNUICHOICE(TM))
                                                       DIVISION              DIVISION         (IQ ANNUITY(TM))          DIVISION
                                                    -JANUARY 30*-            -MAY 8*-             DIVISION           -JANUARY 25*-
                                                  ----------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $             520     $             441     $               -    $              -

EXPENSES
  Mortality and expense risk and
   administrative charges                                     3,897                 1,251                13,902               1,560
  Bonus rider fee                                             3,187                     -                     -               1,618
  Death benefit rider fee                                       285                     -                     -                 226
                                                  ---------------------------------------------------------------------------------
  TOTAL EXPENSES                                              7,369                 1,251                13,902               3,404
                                                  ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (6,849)                 (810)              (13,902)             (3,404)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                           (93,594)              (53,055)             (572,459)            (23,815)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                     -              (219,270)                  -
      End of period                                          72,037               (10,374)             (154,871)             (3,659)
                                                  ---------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            72,037               (10,374)               64,399              (3,659)
                                                  ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             (21,557)              (63,429)             (508,060)            (27,474)
                                                  ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                  $         (28,406)    $         (64,239)    $        (521,962)   $        (30,878)
                                                  ==================================================================================

                                                                           SERVICE SHARES
                                                  -------------------------------------------------------------
                                                                                                JANUS ASPEN
                                                     JANUS ASPEN          JANUS ASPEN             CAPITAL
                                                  AGGRESSIVE GROWTH         CAPITAL            APPRECIATION
                                                  (GRANDMASTER(TM))       APPRECIATION       (ANNUICHOICE(TM))
                                                      DIVISION          (IQ ANNUITY(TM))         DIVISION
                                                     -JULY 30*-             DIVISION          -JANUARY 18*-
                                                  -------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $               -     $         15,819     $           2,112

EXPENSES
  Mortality and expense risk and
     administrative charges                                      52               24,353                 2,524
  Bonus rider fee                                                 -                    -                 1,834
  Death benefit rider fee                                         -                    -                   188
                                                  -------------------------------------------------------------
  TOTAL EXPENSES                                                 52               24,353                 4,546
                                                  -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (52)              (8,534)               (2,434)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                               (14)            (524,468)              (17,870)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -             (270,174)                    -
      End of period                                            (652)            (190,979)               (9,920)
                                                  -------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                              (652)              79,195                (9,920)
                                                  -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                (666)            (445,273)              (27,790)
                                                  -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                  $            (718)    $       (453,807)    $         (30,224)
                                                  =============================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                     SERVICE SHARES
                                                 ----------------------------------------------------------------------------------
                                                    JANUS ASPEN
                                                      CAPITAL                                   JANUS ASPEN          JANUS ASPEN
                                                    APPRECIATION          JANUS ASPEN           CORE EQUITY          CORE EQUITY
                                                 (GRANDMASTER(TM))        CORE EQUITY        (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                      DIVISION          (IQ ANNUITY(TM))         DIVISION              DIVISION
                                                     -MAY 2*-               DIVISION           -JANUARY 23*-          -MAY 15*-
                                                 ----------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                           $           4,949      $         17,337     $           2,724    $              76

EXPENSES
  Mortality and expense risk and
   administrative charges                                    4,358                 6,482                   952                  117
  Bonus rider fee                                                -                     -                   483                    -
  Death benefit rider fee                                        -                     -                    24                    -
                                                 ----------------------------------------------------------------------------------
  TOTAL EXPENSES                                             4,358                 6,482                 1,459                  117
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   591                10,855                 1,265                  (41)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                         (120,469)              (48,707)                 (241)              (1,245)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                        -               (27,075)                    -                    -
      End of period                                        (14,128)              (51,371)               (6,981)               1,343
                                                 ----------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                          (14,128)              (24,296)               (6,981)               1,343
                                                 ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           (134,597)              (73,003)               (7,222)                  98
                                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $        (134,006)     $        (62,148)    $          (5,957)   $              57
                                                 ==================================================================================

                                                                            SERVICE SHARES
                                                 ---------------------------------------------------------------
                                                    JANUS ASPEN          JANUS ASPEN            JANUS ASPEN
                                                   INTERNATIONAL     INTERNATIONAL GROWTH   INTERNATIONAL GROWTH
                                                      GROWTH          (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                 (IQ ANNUITY(TM))          DIVISION             DIVISION
                                                     DIVISION           -JANUARY 26*-           -MAY 10*-
                                                 ---------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                           $         24,749    $              1,348   $             2,178

EXPENSES
  Mortality and expense risk and
   administrative charges                                  56,114                   1,640                 1,777
  Bonus rider fee                                               -                     940                     -
  Death benefit rider fee                                       -                      85                     -
                                                 ---------------------------------------------------------------
  TOTAL EXPENSES                                           56,114                   2,665                 1,777
                                                 ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (31,365)                 (1,317)                  401

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                      (1,164,177)                (26,623)              (23,352)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                (221,772)                      -                     -
      End of period                                       184,708                   2,301                 6,021
                                                 ---------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                         406,480                   2,301                 6,021
                                                 ---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                          (757,697)                (24,322)              (17,331)
                                                 ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $       (789,062)   $            (25,639)  $           (16,930)
                                                 ===============================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                      SERVICE SHARES
                                                   ---------------------------------------------------------------------------------
                                                                           JANUS ASPEN          JANUS ASPEN           JANUS ASPEN
                                                     JANUS ASPEN         STRATEGIC VALUE      STRATEGIC VALUE           BALANCED
                                                   STRATEGIC VALUE      (ANNUICHOICE(TM))    (GRANDMASTER(TM))     (ANNUICHOICE(TM))
                                                   (IQ ANNUITY(TM))         DIVISION              DIVISION              DIVISION
                                                       DIVISION          -FEBRUARY 13*-           -MAY 2*-           -FEBRUARY 14*-
                                                   ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $          1,302     $             427    $           2,493     $         14,446

EXPENSES
  Mortality and expense risk and
   administrative charges                                     7,321                 4,011                9,285                5,320
  Bonus rider fee                                                 -                 2,977                    -                3,933
  Death benefit rider fee                                         -                   147                    -                  523
                                                   ---------------------------------------------------------------------------------
  TOTAL EXPENSES                                              7,321                 7,135                9,285                9,776
                                                   ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (6,019)               (6,708)              (6,792)               4,670

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                           (53,391)               (2,540)             (74,023)              (1,306)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                    (5,371)                    -                   --                    -
      End of period                                         (15,004)               (7,110)             (16,171)               1,812
                                                   --------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                            (9,633)               (7,110)             (16,171)               1,812
                                                   ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                             (63,024)               (9,650)             (90,194)                 506
                                                   ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $        (69,043)    $         (16,358)   $         (96,986)    $          5,176
                                                   =================================================================================

                                                                        SERVICE SHARES
                                                  -----------------------------------------------------------
                                                     JANUS ASPEN          JANUS ASPEN           JANUS ASPEN
                                                      BALANCED          WORLDWIDE GROWTH     WORLDWIDE GROWTH
                                                  (GRANDMASTER(TM))    (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                      DIVISION              DIVISION             DIVISION
                                                      -MAY 4*-           -JANUARY 23*-           -JUNE 4*-
                                                  -----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                            $           5,273    $             672     $            158

EXPENSES
  Mortality and expense risk and
   administrative charges                                     1,903                2,098                  729
  Bonus rider fee                                                 -                1,466                    -
  Death benefit rider fee                                         -                  164                    -
                                                  -----------------------------------------------------------
  TOTAL EXPENSES                                              1,903                3,728                  729
                                                  -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  3,370               (3,056)                (571)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                              (702)             (26,055)             (11,197)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                         -                    -                    -
      End of period                                           2,176               15,873                2,109
                                                  -----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                             2,176               15,873                2,109
                                                  -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                               1,474              (10,182)              (9,088)
                                                  -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                  $           4,844    $         (13,238)    $         (9,659)
                                                  ===========================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                       SERVICE SHARES                        CLASS 1B SHARES
                                                   --------------------   ----------------------------------------------------------
                                                        JANUS ASPEN           PUTNAM VT          PUTNAM VT             PUTNAM VT
                                                      WORLDWIDE GROWTH     GROWTH & INCOME    GROWTH & INCOME       GROWTH & INCOME
                                                     (GRANDMASTER(TM))    (ANNUICHOICE(TM))   (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                          DIVISION            DIVISION            DIVISION              DIVISION
                                                          -MAY 4*-           -MARCH 2*-          -JUNE 12*-             -MAY 2*-
                                                   --------------------   ----------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $              77    $           2,119   $              -     $              -

EXPENSES
  Mortality and expense risk and
   administrative charges                                          368                4,676              1,652                1,310
  Bonus rider fee                                                    -                2,616                  -                    -
  Death benefit rider fee                                            -                  584                  -                    -
                                                   --------------------   ----------------------------------------------------------
  TOTAL EXPENSES                                                   368                7,876              1,652                1,310
                                                   --------------------   ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (291)              (5,757)            (1,652)              (1,310)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                                5,071               (2,527)            (4,029)              (7,031)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                            -                    -                  -                    -
      End of period                                               (609)              (3,034)            (1,503)                (347)
                                                   --------------------   ----------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                                 (609)              (3,034)            (1,503)                (347)
                                                   --------------------   ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                  4,462               (5,561)            (5,532)              (7,378)
                                                   --------------------   ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $           4,171    $         (11,318)  $         (7,184)    $         (8,688)
                                                   ====================   ==========================================================

                                                                      CLASS 1B SHARES
                                                   ------------------------------------------------------------
                                                       PUTNAM VT                                  PUTNAM VT
                                                     INTERNATIONAL          PUTNAM VT           INTERNATIONAL
                                                        GROWTH         INTERNATIONAL GROWTH        GROWTH
                                                   (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                       DIVISION              DIVISION             DIVISION
                                                     -JANUARY 18*-          -JUNE 12*-            -JUNE 8*-
                                                   ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                             $           3,907   $                  -   $               -

EXPENSES
  Mortality and expense risk and
     administrative charges                                      817                  4,176                 482
  Bonus rider fee                                                213                      -                   -
  Death benefit rider fee                                         42                      -                   -
                                                   ------------------------------------------------------------
  TOTAL EXPENSES                                               1,072                  4,176                 482
                                                   ------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                   2,835                 (4,176)               (482)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                             (5,714)                95,794              21,006
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                          -                      -                   -
      End of period                                             (711)                   667               5,912
                                                   ------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                               (711)                   667               5,912
                                                   ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                               (6,425)                96,461              26,918
                                                   ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $          (3,590)  $             92,285   $          26,436
                                                   ============================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted

                                                                                       CLASS 1B SHARES
                                                     ------------------------------------------------------------------------------
                                                         PUTNAM VT           PUTNAM VT          PUTNAM VT           PUTNAM VT
                                                      SMALL CAP VALUE     SMALL CAP VALUE    SMALL CAP VALUE        TECHNOLOGY
                                                     (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (GRANDMASTER(TM))     (ANNUICHOICE(TM))
                                                          DIVISION           DIVISION            DIVISION            DIVISION
                                                       -JANUARY 26*-         -JULY 3*-          -MAY 14*-          -MARCH 21*-
                                                     ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $             199   $              -   $               -     $               -

EXPENSES
  Mortality and expense risk and
    administrative charges                                       1,753                946               4,452                   172
  Bonus rider fee                                                1,227                  -                   -                   124
  Death benefit rider fee                                          240                  -                   -                     8
                                                     ------------------------------------------------------------------------------
  TOTAL EXPENSES                                                 3,220                946               4,452                   304
                                                     ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (3,021)              (946)             (4,452)                 (304)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                                6,299            (11,993)            (45,260)                 (905)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                            -                  -                   -                     -
      End of period                                             30,905             26,716              60,815                (2,813)
                                                     ------------------------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                               30,905             26,716              60,815                (2,813)
                                                     ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                 37,204             14,723              15,555                (3,718)
                                                     ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $          34,183   $         13,777   $          11,103     $          (4,022)
                                                     ==============================================================================

                                                                              CLASS 1B SHARES
                                                      ------------------------------------------------------------
                                                         PUTNAM VT             PUTNAM VT             PUTNAM VT
                                                         TECHNOLOGY            TECHNOLOGY            VOYAGER II
                                                      (IQ ANNUITY(TM))     (GRANDMASTER(TM))     (ANNUICHOICE(TM))
                                                          DIVISION             DIVISION               DIVISION
                                                        -JUNE 25*-             -MAY 2*-            -JANUARY 18*-
                                                      ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                $              -     $               -     $               -

EXPENSES
  Mortality and expense risk and
    administrative charges                                         790                   108                 3,700
  Bonus rider fee                                                    -                     -                 2,479
  Death benefit rider fee                                            -                     -                   229
                                                      ------------------------------------------------------------
 TOTAL EXPENSES                                                    790                   108                 6,408
                                                      ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (790)                 (108)               (6,408)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sales
   of investments                                              (20,728)               (1,176)              (16,036)
  Net unrealized appreciation (depreciation)
   of investments:
      Beginning of period                                            -                     -                     -
      End of period                                                (93)               (5,395)              (12,656)
                                                      ------------------------------------------------------------
  Change in net unrealized appreciation/
   depreciation during the period                                  (93)               (5,395)              (12,656)
                                                      ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                (20,821)               (6,571)              (28,692)
                                                      ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                      $        (21,611)    $          (6,679)    $         (35,100)
                                                      ============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                   CLASS 1B SHARES
                                                        --------------------------------------
                                                           PUTNAM VT             PUTNAM VT
                                                           VOYAGER II            VOYAGER II
                                                        (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                            DIVISION              DIVISION
                                                           -MAY 14*-             -JULY 3*-
                                                        --------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                  $             -      $           -

EXPENSES
  Mortality and expense risk and
    administrative charges                                        1,557                153
  Bonus rider fee                                                     -                  -
  Death benefit rider fee                                             -                  -
                                                        ----------------------------------
  TOTAL EXPENSES                                                  1,557                153
                                                        ----------------------------------
NET INVESTMENT INCOME (LOSS)                                     (1,557)              (153)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               23,335               (518)
  Net unrealized appreciation (depreciation)
    of investments:
      Beginning of period                                             -                  -
      End of period                                               1,009                663
                                                        ----------------------------------
  Change in net unrealized appreciation/
    depreciation during the period                                1,009                663
                                                        ----------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 24,344                145
                                                        ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $       22,787      $          (8)
                                                        ==================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2001

                                                                            BARON                BARON                GABELLI
                                                                          SMALL CAP            SMALL CAP          LARGE CAP VALUE
                                                                       (ANNUICHOICE(TM))     (IQ ANNUITY(TM)      (ANNUICHOICE(TM))
                                                                          DIVISION              DIVISION              DIVISION
                                                          TOTAL         -JANUARY 26*-           -MAY 16*-           -JANUARY 23*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $  22,645,606    $          (2,224)    $          (689)   $            14,601
  Net realized gain (loss) on sales of investments      (47,265,681)              (2,775)              4,940                (25,346)
  Change in net unrealized appreciation/depreciation
    during the period                                   (35,574,679)              18,141              15,295                (90,669)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                           (60,194,754)              13,142              19,546               (101,414)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                  83,360,505              155,903              60,415                742,797
    Contract terminations and benefits                 (101,729,881)              (2,837)             (3,956)               (11,242)
    Net transfers among investment option                41,713,067              179,049              67,292                567,437
    Contract maintenance charges                           (167,849)                   -                 (18)                     -
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                     23,175,842              332,115             123,733              1,298,992
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       (37,018,912)             345,257             143,279              1,197,578

Net assets, beginning of year                           555,203,269                    -                   -                      -
                                                      ------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                               $ 518,184,357    $         345,257     $       143,279    $         1,197,578
                                                      ==============================================================================
UNIT TRANSACTIONS
    Units purchased                                                               16,016               6,859                 84,604
    Units redeemed                                                                  (310)               (408)                (1,432)
    Units transferred                                                             18,444               7,693                 69,971
                                                                       -------------------------------------------------------------
Net increase (decrease) in units                                                  34,150              14,144                153,143
                                                                       ============================================================

                                                                                    HARRIS BRETALL       HARRIS BRETALL
                                                                  GABELLI          SULLIVAN & SMITH     SULLIVAN & SMITH
                                                              LARGE CAP VALUE       EQUITY GROWTH         EQUITY GROWTH
                                                              (IQ ANNUITY(TM))     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                                 DIVISION              DIVISION             DIVISION
                                                                 -MAY 4*-           -FEBRUARY 26*-          -MAY 9*-
                                                              ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                $          1,435     $          14,324    $          6,498
  Net realized gain (loss) on sales of investments                      (7,869)              (11,109)            (15,006)
  Change in net unrealized appreciation/depreciation
    during the period                                                    3,922               (11,794)              2,594
                                                              ----------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                            (2,512)               (8,579)             (5,914)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
    Contributions from contract holders                                 87,004                63,289              84,843
    Contract terminations and benefits                                  (6,630)               (8,497)               (847)
    Net transfers among investment options                             221,640               347,317             (34,626)
    Contract maintenance charges                                             -                     -                   -
                                                              ----------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                                    302,014               402,109              49,370
                                                              ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      299,502               393,530              43,456

Net assets, beginning of year                                                -                     -                   -
                                                              ----------------------------------------------------------

NET ASSETS, END OF YEAR                                       $        299,502     $         393,530    $         43,456
                                                              ==========================================================
UNIT TRANSACTIONS
    Units purchased                                                     10,186                 6,903              10,066
    Units redeemed                                                        (849)                 (985)               (112)
    Units transferred                                                   27,822                42,015              (4,693)
                                                              ----------------------------------------------------------
Net increase (decrease) in units                                        37,159                47,933               5,261
                                                              ==========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                        THIRD AVENUE       THIRD AVENUE          TOUCHSTONE           TOUCHSTONE
                                                           VALUE              VALUE               BALANCED             BALANCED
                                                     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                          DIVISION           DIVISION             DIVISION             DIVISION
                                                       -FEBRUARY 12*-       -MAY 14*-            -JULY 26*-           -JUNE 20*-
                                                     ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $         (4,189)    $           (486)   $          2,712    $          18,671
  Net realized gain (loss) on sales of investments              4,329              (41,781)                 (1)                (102)
  Change in net unrealized appreciation/depreciation
    during the period                                          64,051               80,714                (924)              (9,321)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    64,191               38,447               1,787                9,248

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
    Contributions from contract holders                       678,057              712,860               7,055              360,559
    Contract terminations and benefits                        (23,233)             (13,036)                  -               (6,630)
    Net transfers among investment options                  1,290,946              618,188              54,476               99,035
    Contract maintenance charges                                    -                  (16)                  -                    -
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        1,945,770            1,317,996              61,531              452,964
                                                     ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2,009,961            1,356,443              63,318              462,212

Net assets, beginning of year                                       -                    -                   -                    -
                                                     ------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $      2,009,961     $      1,356,443    $         63,318    $         462,212
                                                     ==============================================================================
UNIT TRANSACTIONS
    Units purchased                                            63,069               75,272                 703               36,233
    Units redeemed                                             (2,274)              (1,422)                  -                 (672)
    Units transferred                                         124,797               63,303               5,523               10,067
                                                     ------------------------------------------------------------------------------

Net increase (decrease) in units                              185,592              137,153               6,226               45,628
                                                     ==============================================================================

                                                        TOUCHSTONE          TOUCHSTONE            TOUCHSTONE
                                                           BOND                BOND             EMERGING GROWTH
                                                     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                         DIVISION            DIVISION               DIVISION
                                                        -JULY 30*-           -MAY 8*-              -JULY 18*-
                                                     ------------------------------------------------------------
  Net investment income (loss)                       $          4,601     $         72,573    $            65,863
  Net realized gain (loss) on sales of investments                 65                3,287                    573
  Change in net unrealized appreciation/depreciation
    during the period                                          (4,861)             (65,429)                  (228)
                                                     ------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (195)              10,431                 66,208


INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
    Contributions from contract holders                        26,779              768,087                 42,337
    Contract terminations and benefits                              -              (15,680)                     -
    Net transfers among investment options                     56,924              567,633                (78,447)
    Contract maintenance charges                                    -                    -                      -
                                                     ------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           83,703            1,320,040                (36,110)
                                                     ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              83,508            1,330,471                 30,098

Net assets, beginning of year                                       -                    -                      -
                                                     ------------------------------------------------------------

NET ASSETS, END OF YEAR                              $         83,508     $      1,330,471    $            30,098
                                                     ============================================================
UNIT TRANSACTIONS
    Units purchased                                             2,604               74,669                  4,279
    Units redeemed                                                  -               (1,509)                     -
    Units transferred                                           5,567               54,893                 (1,299)
                                                     ------------------------------------------------------------
Net increase (decrease) in units                                8,171              128,053                  2,980
                                                     ============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                          TOUCHSTONE        TOUCHSTONE         TOUCHSTONE            TOUCHSTONE
                                                       EMERGING GROWTH      ENHANCED 30        ENHANCED 30             EQUITY
                                                      (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                           DIVISION          DIVISION            DIVISION             DIVISION
                                                          -MAY 30*-         -JULY 30*-          -JUNE 18*-           -JULY 30*-
                                                      --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $       11,223        $        16        $        214         $      (4)
  Net realized gain (loss) on sales of investments              (4,092)                 -                 (13)                -
  Change in net unrealized appreciation/depreciation
    during the period                                           (1,714)                92                  78                51
                                                        -----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      5,417                108                 279                47

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        161,932              2,170              31,480                 -
    Contract terminations and benefits                               -                  -                   -                 -
    Net transfers among investment options                     (16,855)                 4              11,718             1,576
    Contract maintenance charges                                     -                  -                   -                 -
                                                        -----------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           145,077              2,174              43,198             1,576
                                                        -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              150,494              2,282              43,477             1,623

Net assets, beginning of year                                        -                  -                   -                 -
                                                        -----------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $      150,494        $     2,282        $     43,477         $   1,623
                                                        =======================================================================
UNIT TRANSACTIONS
    Units purchased                                             17,462                239               3,363                 -
    Units redeemed                                                   -                  -                   -                 -
    Units transferred                                           (1,995)                 -               1,277               168
                                                        -----------------------------------------------------------------------
Net increase (decrease) in units                                15,467                239               4,640               168
                                                        =======================================================================

                                                         TOUCHSTONE         TOUCHSTONE         TOUCHSTONE
                                                           EQUITY         GROWTH & INCOME    GROWTH & INCOME
                                                      (ANNUICHOICE(TM))   (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                                          DIVISION            DIVISION           DIVISION
                                                         -JULY 30*-          -JULY 30*-          -MAY 30*-
                                                      -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (37)       $       896        $      2,381
  Net realized gain (loss) on sales of investments                  42                  2                 (83)
  Change in net unrealized appreciation/depreciation
    during the period                                              550               (196)             (3,036)
                                                        -----------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        555                702                (738)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          8,671              1,697              33,189
    Contract terminations and benefits                               -                  -                   -
    Net transfers among investment options                         512             11,073               4,685
    Contract maintenance charges                                     -                  -                   -
                                                        -----------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             9,183             12,770              37,874
                                                        -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                9,738             13,472              37,136

Net assets, beginning of year                                        -                  -                   -
                                                        -----------------------------------------------------

NET ASSETS, END OF YEAR                                 $        9,738        $    13,472        $     37,136
                                                        =====================================================
UNIT TRANSACTIONS
    Units purchased                                                949                184               3,468
    Units redeemed                                                   -                  -                   -
    Units transferred                                               57              1,215                 508
                                                        -----------------------------------------------------
Net increase (decrease) in units                                 1,006              1,399               3,976
                                                        =====================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.


                                                          TOUCHSTONE         TOUCHSTONE       TOUCHSTONE HIGH   TOUCHSTONE HIGH
                                                         GROWTH/VALUE       GROWTH/VALUE           YIELD             YIELD
                                                       (IQ ANNUITY(TM))   (ANNUICHOICE(TM))  (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                                           DIVISION           DIVISION           DIVISION          DIVISION
                                                           -MAY 29*-         -JUNE 18*-          -MAY 18*-         -JUNE 18*-
                                                       --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         (492)       $    (1,301)       $      2,294         $   5,064
  Net realized gain (loss) on sales of investments                (965)            (1,472)                 (1)              (31)
  Change in net unrealized appreciation/depreciation
    during the period                                           (4,959)            (4,373)             (1,832)           (4,403)
                                                        -----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (6,416)            (7,146)                461               630

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         57,658            222,963               2,851            37,452
    Contract terminations and benefits                               -                (11)                  -                 -
    Net transfers among investment options                      39,835             46,609              21,135            17,766
    Contract maintenance charges                                     -                  -                   -                 -
                                                        -----------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            97,493            269,561              23,986            55,218
                                                        -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               91,077            262,415              24,447            55,848

Net assets, beginning of year                                        -                  -                   -                 -
                                                        -----------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       91,077        $   262,415        $     24,447            55,848
                                                        =======================================================================
UNIT TRANSACTIONS
    Units purchased                                              6,018             23,937                 300             3,754
    Units redeemed                                                   -                 (1)                  -                 -
    Units transferred                                            5,089              5,582               2,157             1,792
                                                        -----------------------------------------------------------------------
Net increase (decrease) in units                                11,107             29,518               2,457             5,546
                                                        =======================================================================

                                                          TOUCHSTONE         TOUCHSTONE
                                                         INTERNATIONAL     INTERNATIONAL         TOUCHSTONE
                                                            EQUITY            EQUITY            MONEY MARKET
                                                       (IQ ANNUITY(TM))  (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                           DIVISION           DIVISION            DIVISION
                                                          -JULY 30*-         -JUNE 18*-          -AUGUST 6*-
                                                        -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         (732)       $      (132)       $      2,023
  Net realized gain (loss) on sales of investments              16,903                (11)                  -
  Change in net unrealized appreciation/depreciation
    during the period                                                -               (961)                  -
                                                        -----------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     16,171             (1,104)              2,023

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              -             29,280           3,422,123
    Contract terminations and benefits                               -                  -              (1,741)
    Net transfers among investment options                     (16,171)             3,122             450,011
    Contract maintenance charges                                     -                  -                   -
                                                        -----------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           (16,171)            32,402           3,870,393
                                                        -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    -             31,298           3,872,416

Net assets, beginning of year                                        -                  -                   -
                                                        -----------------------------------------------------

NET ASSETS, END OF YEAR                                 $            -        $    31,298        $  3,872,416
                                                        =====================================================
UNIT TRANSACTIONS
    Units purchased                                                  -              3,219             340,700
    Units redeemed                                                   -                  -                  (5)
    Units transferred                                                -                362              44,620
                                                        -----------------------------------------------------
Net increase (decrease) in units                                     -              3,581             385,315
                                                        =====================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                        TOUCHSTONE MONEY     TOUCHSTONE SMALL    TOUCHSTONE SMALL     TOUCHSTONE
                                                            MARKET            CAP VALUE (IQ         CAP VALUE         VALUE PLUS
                                                        (ANNUICHOICE(TM))       ANNUITY(TM))     (ANNUICHOICE(TM)) (IQ ANNUITY (TM))
                                                           DIVISION              DIVISION           DIVISION           DIVISION
                                                          -JUNE 15*-             -JULY 3*-         -JUNE 18*-         -JULY 30*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          406        $       (23)       $       (343)      $       151
  Net realized gain (loss) on sales of investments                   -             (1,175)               (237)              (12)
  Change in net unrealized appreciation/depreciation
    during the period                                                8              2,617              36,783               252
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        414              1,419              36,203               391

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        477,093             13,918             190,624             2,220
    Contract terminations and benefits                          (1,742)                 -              (3,800)             (251)
    Net transfers among investment options                    (267,382)             1,544              28,096            15,500
    Contract maintenance charges                                     -                  -                   -                 -
                                                       ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           207,969             15,462             214,920            17,469
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              208,383             16,881             251,123            17,860

Net assets, beginning of year                                        -                  -                   -                 -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $      208,383        $    16,881        $    251,123       $    17,860
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                             47,325              1,573              20,991               232
    Units redeemed                                                (173)                 -                (413)              (26)
    Units transferred                                          (26,520)                44               3,046             1,641
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                20,632              1,617              23,624             1,847
                                                        ============================================================================

                                                                               VAN KAMPEN          VAN KAMPEN
                                                        TOUCHSTONE VALUE       BANDWITH &          BANDWITH &
                                                             PLUS          TELECOMMUNICATION    TELECOMMUNICATION
                                                        (ANNUICHOICE(TM))  (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                            DIVISION            DIVISION             DIVISION
                                                          -JULY 30*-         -FEBRUARY 13*-          -MAY 9*-
                                                        -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          561        $      (806)       $        (17)
  Net realized gain (loss) on sales of investments                 (31)            (9,614)             (2,457)
  Change in net unrealized appreciation/depreciation
    during the period                                            1,846            (41,571)                 48
                                                        -----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      2,376            (51,991)             (2,426)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         64,931             68,667               4,722
    Contract terminations and benefits                            (385)            (1,822)                (75)
    Net transfers among investment options                      13,282             72,923              (1,804)
    Contract maintenance charges                                     -                  -                  (2)
                                                        -----------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            77,828            139,768               2,841
                                                        -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               80,204             87,777                 415

Net assets, beginning of year                                        -                  -                   -
                                                        -----------------------------------------------------------
NET ASSETS, END OF YEAR                                 $       80,204        $    87,777        $        415
                                                        ===========================================================
UNIT TRANSACTIONS
    Units purchased                                              6,929              9,372                 531
    Units redeemed                                                 (42)              (400)                (17)
    Units transferred                                            1,390              9,824                (443)
                                                        -----------------------------------------------------------
Net increase (decrease) in units                                 8,277             18,796                  71
                                                        ===========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                          VAN KAMPEN           VAN KAMPEN
                                                        BIOTECHNOLOGY &      BIOTECHNOLOGY &      VAN KAMPEN         VAN KAMPEN
                                                        PHARMACEUTICAL       PHARMACEUTICAL        INTERNET           INTERNET
                                                       (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                           DIVISION            DIVISION            DIVISION            DIVISION
                                                        -FEBRUARY 13*-          -MAY 9*-           -JULY 30*-          -MAY 9*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $       (2,939)       $      (397)       $         (2)        $     (43)
  Net realized gain (loss) on sales of investments              (3,564)               219                   -              (570)
  Change in net unrealized appreciation/depreciation
    during the period                                           20,292              1,958                  33            (2,017)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     13,789              1,780                  31            (2,630)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        230,374             93,353                   -             1,337
    Contract terminations and benefits                         (13,426)            (3,526)                  -                 -
    Net transfers among investment options                     246,110            179,141                 596             8,936
    Contract maintenance charges                                     -                (10)                  -                (2)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           463,058            268,958                 596            10,271
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              476,847            270,738                 627             7,641

Net assets, beginning of year                                        -                  -                   -                 -
                                                        ----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                 $      476,847        $   270,738        $        627         $   7,641
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                             25,104              9,019                   -               145
    Units redeemed                                              (1,435)              (348)                  -                 -
    Units transferred                                           26,315             17,462                  92             1,527
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                49,984             26,133                  92             1,672
                                                        ============================================================================

                                                         VAN KAMPEN MS       VAN KAMPEN MS       VAN KAMPEN MS
                                                          HIGH-TECH 35        HIGH-TECH 35           U.S.
                                                             INDEX             INDEX (IQ         MULTINATIONAL
                                                       (ANNUICHOICE(TM))      ANNUITY(TM))     (ANNUICHOICE(TM))
                                                            DIVISION           DIVISION           DIVISION
                                                           -MARCH 5*-           -MAY 9*-          -MAY 14*-
                                                        -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $       (1,451)       $        (8)       $        (35)
  Net realized gain (loss) on sales of investments              (2,673)                (5)               (629)
  Change in net unrealized appreciation/depreciation
    during the period                                           (7,866)                11                 313
                                                        -----------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (11,990)                (2)               (351)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         20,921              1,435               1,050
    Contract terminations and benefits                            (592)                 -                   -
    Net transfers among investment options                     192,144              1,209               6,384
    Contract maintenance charges                                     -                 (3)                  -
                                                        -----------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           212,473              2,641               7,434
                                                        -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              200,483              2,639               7,083

Net assets, beginning of year                                        -                  -                   -
                                                        -----------------------------------------------------
NET ASSETS, END OF YEAR                                 $      200,483        $     2,639        $      7,083
                                                        =====================================================
UNIT TRANSACTIONS
    Units purchased                                              2,152                161                  99
    Units redeemed                                                 (72)                 -                   -
    Units transferred                                           21,124                155                 661
                                                        -----------------------------------------------------
Net increase (decrease) in units                                23,204                316                 760
                                                        =====================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                                INITIAL CLASS
                                                        VAN KAMPEN MS     -------------------------------------------------------
                                                             U.S.
                                                        MULTINATIONAL
                                                             (IQ                 VIP                  VIP
                                                          ANNUITY(TM))       MONEY MARKET        MONEY MARKET           VIP
                                                           DIVISION       (GRANDMASTER(TM))    (IQ ANNUITY(TM))     HIGH INCOME
                                                           -MAY 9*-            DIVISION            DIVISION          DIVISION
                                                        -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $           10        $ 1,001,059        $    193,754      $  2,444,446
  Net realized gain (loss) on sales of investments                 (62)                 -                   -        (6,121,080)
  Change in net unrealized appreciation/depreciation
    during the period                                              (38)                 -                   -         2,756,580
                                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (90)         1,001,059             193,754          (920,054)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          1,392            791,471           5,745,593           143,615
    Contract terminations and benefits                               -        (14,649,293)         (3,263,940)       (4,232,967)
    Net transfers among investment options                       6,792         13,764,993             455,017        (2,558,438)
    Contract maintenance charges                                    (4)            (9,481)               (718)           (4,637)
                                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             8,180           (102,310)          2,935,952        (6,652,427)
                                                        -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                8,090            898,749           3,129,706        (7,572,481)

Net assets, beginning of year                                        -         35,746,714           5,386,777        20,143,196
                                                        -------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                 $        8,090        $36,645,463        $  8,516,483      $ 12,570,715
                                                        =========================================================================
UNIT TRANSACTIONS
    Units purchased                                                146             44,071             531,374            11,364
    Units redeemed                                                   -           (814,446)           (300,423)         (319,233)
    Units transferred                                              743            765,414              41,484          (121,103)
                                                        -------------------------------------------------------------------------
Net increase (decrease) in units                                   889             (4,961)            272,435          (428,972)
                                                        =========================================================================

                                                                             INITIAL CLASS
                                                        ------------------------------------------------------
                                                             VIP                   VIP               VIP
                                                        EQUITY-INCOME            GROWTH            OVERSEAS
                                                          DIVISION              DIVISION           DIVISION
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $    3,656,844        $ 5,957,753        $  3,294,503
  Net realized gain (loss) on sales of investments            (669,334)        (5,983,018)         (8,518,169)
  Change in net unrealized appreciation/depreciation
    during the period                                       (7,571,929)       (19,707,661)           (583,972)
                                                        ------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (4,584,419)       (19,732,926)         (5,807,638)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        892,390          1,686,040             190,106
    Contract terminations and benefits                     (10,901,417)       (13,745,325)         (4,843,814)
    Net transfers among investment options                   7,480,013        (12,472,433)         (2,767,069)
    Contract maintenance charges                               (27,014)           (27,496)             (8,738)
                                                        ------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (2,556,028)       (24,559,214)         (7,429,515)
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           (7,140,447)       (44,292,140)        (13,237,153)

Net assets, beginning of year                               75,510,231        108,349,029          30,001,548
                                                        ------------------------------------------------------
NET ASSETS, END OF YEAR                                 $   68,369,784        $64,056,889        $ 16,764,395
                                                        ======================================================
UNIT TRANSACTIONS
    Units purchased                                             21,541             27,755               8,573
    Units redeemed                                            (265,157)          (230,269)           (218,862)
    Units transferred                                          183,590           (232,315)           (131,620)
                                                        ------------------------------------------------------
Net increase (decrease) in units                               (60,026)          (434,829)           (341,909)
                                                        ======================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                      INITIAL CLASS
                                                        ----------------------------------------------------------------------------
                                                             VIP II              VIP II
                                                           INVESTMENT          INVESTMENT
                                                           GRADE BOND          GRADE BOND        VIP II ASSET      VIP II INDEX 500
                                                        (GRANDMASTER(TM))    (IQ ANNUITY(TM))       MANAGER        (GRANDMASTER(TM))
                                                           DIVISION             DIVISION            DIVISION           DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $      574,220        $    12,020        $  1,680,437      $    (21,556)
  Net realized gain (loss) on sales of investments           1,163,974             53,599          (1,438,842)        1,534,581
  Change in net unrealized appreciation/depreciation
    during the period                                         (307,603)            87,610          (2,382,716)      (10,047,246)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  1,430,591            153,229          (2,141,121)       (8,534,221)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        350,261          2,033,962             298,122         1,545,137
    Contract terminations and benefits                      (4,592,558)          (336,248)         (6,994,198)       (7,542,816)
    Net transfers among investment options                  11,458,572            491,895          (2,139,424)       (6,053,673)
    Contract maintenance charges                                (6,323)              (235)            (14,148)          (18,719)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         7,209,952          2,189,374          (8,849,648)      (12,070,071)
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            8,640,543          2,342,603         (10,990,769)      (20,604,292)

Net assets, beginning of year                               17,768,480            938,557          39,399,397        66,394,190
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $   26,409,023        $ 3,281,160        $ 28,408,628      $ 45,789,898
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                             14,548            180,127              10,213            54,766
    Units redeemed                                            (193,926)           (29,197)           (238,424)         (267,368)
    Units transferred                                          481,078             43,798             (80,205)         (235,457)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                               301,700            194,728            (308,416)         (448,059)
                                                        ============================================================================

                                                                              INITIAL CLASS
                                                        --------------------------------------------------------
                                                             VIP II             VIP II
                                                           INDEX 500          ASSET MANAGER:        VIP II
                                                        (IQ ANNUITY(TM))         GROWTH           CONTRAFUND
                                                            DIVISION            DIVISION           DIVISION
                                                        --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $      (16,998)       $   516,051        $  1,665,497
  Net realized gain (loss) on sales of investments            (127,705)          (704,357)        (16,730,215)
  Change in net unrealized appreciation/depreciation
    during the period                                         (279,405)          (746,411)          5,542,172
                                                        --------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (424,108)          (934,717)         (9,522,546)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                      1,009,336             63,018           1,474,591
    Contract terminations and benefits                        (530,341)        (1,208,394)         (9,195,883)
    Net transfers among investment options                     914,333           (905,728)        (10,590,097)
    Contract maintenance charges                                (1,776)            (3,526)            (23,473)
                                                        --------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         1,391,552         (2,054,630)        (18,334,862)
                                                        --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              967,444         (2,989,347)        (27,857,408)

Net assets, beginning of year                                2,212,515         10,930,220          71,908,023
                                                        --------------------------------------------------------

NET ASSETS, END OF YEAR                                 $    3,179,959        $ 7,940,873        $ 44,050,615
                                                        ========================================================
UNIT TRANSACTIONS
    Units purchased                                            103,083              3,402              56,889
    Units redeemed                                             (60,170)           (65,878)           (360,259)
    Units transferred                                          101,468            (49,395)           (430,434)
                                                        --------------------------------------------------------
Net increase (decrease) in units                               144,381           (111,871)           (733,804)
                                                        ========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                             INITIAL CLASS
                                                        ----------------------------------------------------------
                                                            VIP III                                 VIP III
                                                            GROWTH             VIP III             GROWTH &
                                                         OPPORTUNITIES         BALANCED             INCOME
                                                            DIVISION           DIVISION            DIVISION
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $      (70,722)       $    77,264        $    720,370
  Net realized gain (loss) on sales of investments          (1,175,773)          (335,849)         (1,158,089)
  Change in net unrealized appreciation/depreciation
    during the period                                         (181,224)           171,913          (1,398,733)
                                                        ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (1,427,719)           (86,672)         (1,836,452)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         77,360            152,785             167,514
    Contract terminations and benefits                        (943,950)        (1,947,840)         (2,999,917)
    Net transfers among investment options                     132,510          1,764,594            (716,736)
    Contract maintenance charges                                (3,653)            (1,629)             (5,189)
                                                        ----------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          (737,733)           (32,090)         (3,554,328)
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           (2,165,452)          (118,762)         (5,390,780)

Net assets, beginning of year                                9,823,183          4,787,110          18,092,379
                                                        ----------------------------------------------------------
NET ASSETS, END OF YEAR                                 $    7,657,731        $ 4,668,348        $ 12,701,599
                                                        ==========================================================
UNIT TRANSACTIONS
    Units purchased                                              6,917             12,613              11,767
    Units redeemed                                             (87,886)          (152,692)           (201,969)
    Units transferred                                           20,014            141,657             (61,182)
                                                        ----------------------------------------------------------
Net increase (decrease) in units                               (60,955)             1,578            (251,384)
                                                        ==========================================================

                                                                                      SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                           VIP III             VIP III             VIP HIGH             VIP
                                                           MID CAP             MID CAP              INCOME          EQUITY-INCOME
                                                        (GRANDMASTER(TM))  (IQ ANNUITY(TM))    (IQ ANNUITY(TM))    (IQ ANNUITY(TM))
                                                           DIVISION            DIVISION            DIVISION            DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                           $    (78,330)    $      (33,301)       $   242,194        $     68,991
  Net realized gain (loss) on sales of investments           (114,109)          (110,211)          (311,287)           (212,823)
  Change in net unrealized appreciation/depreciation
    during the period                                        (398,278)            38,191             (8,000)             (1,899)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (590,717)          (105,321)           (77,093)           (145,731)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        74,221            495,619            254,398             464,460
    Contract terminations and benefits                     (1,562,761)          (358,847)           (73,235)           (685,758)
    Net transfers among investment options                  2,801,495)           167,107          2,361,804             955,129
    Contract maintenance charges                               (1,597)              (575)              (157)               (453)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       (4,291,632)           303,304          2,542,810             733,378
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          (4,882,349)           197,983          2,465,717             587,647

Net assets, beginning of year                              10,479,885          2,040,641            910,079           1,319,958
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                     5,597,536     $    2,238,624        $ 3,375,796        $  1,907,605
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                             4,659             29,360             31,395              46,022
    Units redeemed                                            (98,018)           (21,946)           (10,313)            (69,023)
    Units transferred                                        (173,398)             9,642            369,424              92,136
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                             (266,757)            17,056            390,506              69,135
                                                        ============================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                                                                                       VIP II
                                                              VIP                                    VIP II         ASSET MANAGER:
                                                            GROWTH                 VIP            ASSET MANAGER        GROWTH
                                                         (IQ ANNUITY(TM))        OVERSEAS       (IQ ANNUITY(TM))   (IQ ANNUITY(TM))
                                                           DIVISION              DIVISION           DIVISION          DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         166,386   $        149,959   $          49,698   $         11,899
  Net realized gain (loss) on sales of investments               (368,609)          (272,516)           (200,608)           (63,834)
  Change in net unrealized appreciation/depreciation
    during the period                                            (487,826)             6,162              85,552             18,582
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (690,049)          (116,395)            (65,358)           (33,353)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         1,052,239             53,701              38,614             87,787
    Contract terminations and benefits                           (607,962)          (143,518)         (1,015,120)          (166,189)
    Net transfers among investment options                        385,663             56,769             268,012            107,568
    Contract maintenance charges                                     (963)               (97)               (156)               (99)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              828,977            (33,145)           (708,650)            29,067
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 138,928           (149,540)           (774,008)            (4,286)

Net assets, beginning of year                                   2,873,114            363,882           1,229,350            191,385
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       3,012,042   $        214,342   $         455,342   $        187,099
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                99,814              5,373               4,033              9,588
    Units redeemed                                                (67,302)           (16,569)           (109,402)           (20,356)
    Units transferred                                              42,726              3,147              29,428             12,320
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   75,238             (8,049)            (75,941)             1,552
                                                        ============================================================================

                                                                             SERVICE CLASS
                                                        --------------------------------------------------------
                                                                                VIP III
                                                            VIP II               GROWTH             VIP III
                                                          CONTRAFUND         OPPORTUNITIES         BALANCED
                                                        (IQ ANNUITY(TM))    (IQ ANNUITY(TM))   (IQ ANNUITY(TM))
                                                           DIVISION             DIVISION           DIVISION
                                                        --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          44,540   $         (5,695)  $          8,550
  Net realized gain (loss) on sales of investments               (218,899)           (43,423)           (71,996)
  Change in net unrealized appreciation/depreciation
    during the period                                            (183,726)           (37,375)            44,481
                                                        --------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (358,085)           (86,493)           (18,965)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           569,995             34,094            104,513
    Contract terminations and benefits                           (395,143)           (59,314)          (377,095)
    Net transfers among investment options                        304,446            170,376            374,135
    Contract maintenance charges                                     (959)              (258)              (258)
                                                        --------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              478,339            144,898            101,295
                                                        --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 120,254             58,405             82,330

Net assets, beginning of year                                   2,310,958            463,904            592,886
                                                        --------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       2,431,212   $        522,309   $        675,216
                                                        ========================================================
UNIT TRANSACTIONS
    Units purchased                                                55,681              4,256             11,373
    Units redeemed                                                (42,395)            (8,529)           (41,841)
    Units transferred                                              33,525             23,339             41,452
                                                        --------------------------------------------------------
Net increase (decrease) in units                                   46,811             19,066             10,984
                                                        ========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                                                                      MFS                 MFS
                                                            VIP III               MFS           EMERGING GROWTH     EMERGING GROWTH
                                                        GROWTH & INCOME     EMERGING GROWTH    (ANNUICHOICE(TM))   (GRANDMASTER(TM))
                                                        (IQ ANNUITY(TM))    (IQ ANNUITY(TM))       DIVISION             DIVISION
                                                          DIVISION              DIVISION         -JANUARY 18*-         -MAY 25*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          66,106   $         39,481   $             976   $         (1,135)
  Net realized gain (loss) on sales of investments               (231,444)          (234,011)            (32,422)           (36,057)
  Change in net unrealized appreciation/depreciation
    during the period                                             (49,140)          (208,744)            (16,841)              (193)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (214,478)          (403,274)            (48,287)           (37,385)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                           345,078            335,101             451,937                  -
    Contract terminations and benefits                           (578,764)           (56,427)             (3,524)            (2,950)
    Net transfers among investment options                        451,494            172,975             (99,838)            58,186
    Contract maintenance charges                                     (671)              (241)                  -                 (3)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              217,137            451,408             348,575             55,233
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   2,659             48,134             300,288             17,848

Net assets, beginning of year                                   1,676,790            890,991                   -                  -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       1,679,449   $        939,125   $         300,288   $         17,848
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                35,842             45,799              52,705                  -
    Units redeemed                                                (63,661)            (8,492)               (464)              (382)
    Units transferred                                              47,161             23,138              (9,647)             2,627
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   19,342             60,445              42,594              2,245
                                                        ============================================================================

                                                                             SERVICE CLASS
                                                        ---------------------------------------------------------
                                                                                   MFS                MFS
                                                              MFS               INVESTORS          INVESTORS
                                                           INVESTORS           GROWTH STOCK       GROWTH STOCK
                                                         GROWTH STOCK       (ANNUICHOICE(TM))  (GRANDMASTER(TM))
                                                        (IQ ANNUITY(TM))         DIVISION          DIVISION
                                                           DIVISION             -MARCH 16*-        -MAY 2*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (3,222)  $           (910)  $          (1,629)
  Net realized gain (loss) on sales of investments                (73,886)              (375)            (33,561)
  Change in net unrealized appreciation/depreciation
    during the period                                            (116,790)             5,784               1,390
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (193,898)             4,499             (33,800)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                           176,263            179,797                   -
    Contract terminations and benefits                            (58,523)            (1,701)             (1,285)
    Net transfers among investment options                         26,076             24,369             140,547
    Contract maintenance charges                                     (138)                 -                  (2)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              143,678            202,465             139,260
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (50,220)           206,964             105,460

Net assets, beginning of year                                     592,404                  -                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         542,184   $        206,964   $         105,460
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                20,952             20,356                   -
    Units redeemed                                                 (9,337)              (199)               (159)
    Units transferred                                               2,847              2,712              12,610
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                   14,462             22,869              12,451
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                                                   MFS                MFS
                                                             MFS             INVESTORS TRUST     INVESTORS TRUST           MFS
                                                        INVESTORS TRUST     (ANNUICHOICE(TM))   (GRANDMASTER(TM))    MID CAP GROWTH
                                                        (IQ ANNUITY(TM))        DIVISION            DIVISION         (IQ ANNUITY(TM)
                                                          DIVISION            -FEBRUARY 6*-        -MAY 11*-             DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $           7,999   $           (431)  $            (451)  $         (5,996)
  Net realized gain (loss) on sales of investments                (50,565)            (2,303)            (15,658)          (125,359)
  Change in net unrealized appreciation/depreciation
    during the period                                             (53,873)           (14,603)                 81           (149,102)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (96,439)           (17,337)            (16,028)          (280,457)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                           373,529             96,510                  -            793,373
    Contract terminations and benefits                            (42,299)            (3,513)             (1,173)           (94,642)
    Net transfers among investment options                        155,897            328,734              68,813            473,898
    Contract maintenance charges                                     (163)                 -                  (4)              (334)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              486,964            421,731              67,636          1,172,295
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 390,525            404,394              51,608            891,838

Net assets, beginning of year                                     256,922                  -                   -            851,756
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         647,447   $        404,394   $          51,608   $      1,743,594
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                41,344              9,822                   -             84,391
    Units redeemed                                                 (5,285)              (405)               (122)           (11,468)
    Units transferred                                              17,113             38,840               5,869             58,089
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   53,172             48,257               5,747            131,012
                                                        ============================================================================

                                                                             SERVICE CLASS
                                                        ----------------------------------------------------------
                                                              MFS                 MFS
                                                         MID CAP GROWTH      MID CAP GROWTH           MFS
                                                        (ANNUICHOICE(TM))   (GRANDMASTER(TM))    NEW DISCOVERY
                                                           DIVISION             DIVISION        (IQ ANNUITY(TM))
                                                         -JANUARY 26*-          -MAY 2*-          DIVISION
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (4,251)  $         (9,099)  $          16,261
  Net realized gain (loss) on sales of investments                (99,258)          (354,444)            (62,635)
  Change in net unrealized appreciation/depreciation
    during the period                                              40,334            110,063              85,417
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (63,175)          (253,480)             39,043

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                           300,092              2,594             324,721
    Contract terminations and benefits                            (18,416)          (101,077)           (101,229)
    Net transfers among investment options                        417,595          2,211,060             145,402
    Contract maintenance charges                                        -                (92)               (207)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              699,271          2,112,485             368,687
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 636,096          1,859,005             407,730

Net assets, beginning of year                                           -                  -             616,282
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         636,096   $      1,859,005   $       1,024,012
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                31,996                302              34,601
    Units redeemed                                                 (2,481)           (13,188)            (11,433)
    Units transferred                                              53,310            243,246              26,035
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                   82,825            230,360              49,203
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                                                                                         MFS
                                                               MFS                MFS                 MFS              CAPITAL
                                                          NEW DISCOVERY       NEW DISCOVERY         CAPITAL          OPPORTUNITIES
                                                        (ANNUICHOICE(TM))   (GRANDMASTER(TM))    OPPORTUNITIES     (ANNUICHOICE(TM))
                                                             DIVISION           DIVISION        (IQ ANNUITY(TM))        DIVISION
                                                         -FEBRUARY 26*-        -MAY 22*-            DIVISION        -FEBRUARY 13*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (1,178)  $          (2,007) $         138,629   $            880
  Net realized gain (loss) on sales of investments                 (4,361)            (60,049)          (487,139)           (10,918)
  Change in net unrealized appreciation/depreciation
    during the period                                              25,191              14,923           (401,484)            (9,255)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        19,652             (47,133)          (749,994)           (19,293)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                           118,920                 135            941,174            118,472
    Contract terminations and benefits                            (10,926)            (41,233)          (185,844)            (6,220)
    Net transfers among investment options                        313,894             499,385            618,892            152,020
    Contract maintenance charges                                        -                 (38)              (462)                 -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              421,888             458,249          1,373,760            264,272
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 441,540             411,116            623,766            244,979

Net assets, beginning of year                                           -                   -          1,864,434                  -
                                                        ----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                 $         441,540   $         411,116  $       2,488,200   $        244,979
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                 8,757                   -            109,831             13,963
    Units redeemed                                                 (1,252)             (4,709)           (22,895)              (843)
    Units transferred                                              38,778              49,837             62,858             20,075
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   46,283              45,128            149,794             33,195
                                                        ============================================================================

                                                                             SERVICE CLASS
                                                        ---------------------------------------------------------
                                                               MFS
                                                             CAPITAL                                   MFS
                                                          OPPORTUNITIES           MFS             TOTAL RETURN
                                                        (GRANDMASTER(TM))     TOTAL RETURN      (ANNUICHOICE(TM))
                                                            DIVISION        (IQ ANNUITY(TM))        DIVISION
                                                            -MAY 2*-           DIVISION           -JANUARY 30*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (4,029)  $         40,690   $          (2,072)
  Net realized gain (loss) on sales of investments                (17,235)           (12,846)             (8,791)
  Change in net unrealized appreciation/depreciation
    during the period                                              (1,294)           (37,170)             33,977
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (22,558)            (9,326)             23,114

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                             1,620          1,439,414           1,155,516
    Contract terminations and benefits                           (941,826)          (144,021)            (23,561)
    Net transfers among investment options                      2,502,616            934,276             618,229
    Contract maintenance charges                                      (42)              (371)                  -
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            1,562,368          2,229,298           1,750,184
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               1,539,810          2,219,972           1,773,298

Net assets, beginning of year                                           -            667,242                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       1,539,810   $      2,887,214   $       1,773,298
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                   214            130,276             117,547
    Units redeemed                                                (93,347)           (13,283)             (2,398)
    Units transferred                                             285,369             85,008              62,893
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                  192,236            202,001             178,042
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                           SERVICE CLASS
                                                        ----------------------------------------------------------
                                                              MFS                  MFS                 MFS
                                                          TOTAL RETURN           RESEARCH            RESEARCH
                                                        (GRANDMASTER(TM))   (ANNUICHOICE(TM))   (GRANDMASTER(TM))
                                                            DIVISION             DIVISION            DIVISION
                                                            -MAY 8*-          -JANUARY 26*-          -MAY 15*-
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (7,798)  $          14,464  $            (182)
  Net realized gain (loss) on sales of investments                (25,025)            (44,131)            (1,648)
  Change in net unrealized appreciation/depreciation
    during the period                                              23,471             (15,995)              (980)
                                                        ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (9,352)            (45,662)            (2,810)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                             7,390             196,401                100
    Contract terminations and benefits                            (41,563)             (4,549)              (786)
    Net transfers among investment options                      1,601,240              96,278             46,062
    Contract maintenance charges                                     (175)                  -                  -
                                                        ----------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            1,566,892             288,130             45,376
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               1,557,540             242,468             42,566

Net assets, beginning of year                                           -                  -                   -
                                                        ----------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       1,557,540   $         242,468  $          42,566
                                                        ==========================================================
UNIT TRANSACTIONS
    Units purchased                                                   756              21,812                 11
    Units redeemed                                                 (4,303)               (623)               (93)
    Units transferred                                             162,156              11,097              4,969
                                                        ----------------------------------------------------------
Net increase (decrease) in units                                  158,609              32,286              4,887
                                                        ==========================================================

                                                                                    SERVICE CLASS 2
                                                        ----------------------------------------------------------------------------
                                                                VIP             VIP                 VIP                VIP
                                                            MONEY MARKET    MONEY MARKET         HIGH INCOME        HIGH INCOME
                                                          IQ ANNUITY(TM)) (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                             DIVISION         DIVISION            DIVISION            DIVISION
                                                             -MAY 3*-      -JANUARY 18*-          -MAY 2*-          -FEBRUARY 28*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                           $         59,723 $          28,225   $         (2,841)  $          (3,670)
  Net realized gain (loss) on sales of investments                      -                 -            (15,475)            (10,693)
  Change in net unrealized appreciation/depreciation
    during the period                                                   -                 -             10,102             (14,605)
                                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        59,723            28,225             (8,214)            (28,968)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        21,548,802         6,516,740            385,093             225,244
    Contract terminations and benefits                         (3,945,302)         (306,490)            (9,116)             (3,541)
    Net transfers among investment options                      3,185,265         1,736,367            527,101             387,789
    Contract maintenance charges                                        -                 -                  -                   -
                                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           20,788,765         7,946,617            903,078             609,492
                                                        ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              20,848,488         7,974,842            894,864             580,524

Net assets, beginning of year                                           -                 -                  -                   -
                                                        ---------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                  $     20,848,488 $       7,974,842   $        894,864   $         580,524
                                                        ===========================================================================
UNIT TRANSACTIONS
    Units purchased                                             2,138,767           634,528             41,096              25,394
    Units redeemed                                               (390,102)          (30,562)              (986)               (414)
    Units transferred                                             313,500           173,309             59,209              46,956
                                                        ---------------------------------------------------------------------------
Net increase (decrease) in units                                2,062,165           777,275             99,319              71,936
                                                        ===========================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS 2
                                                        ----------------------------------------------------------------------------
                                                               VIP                 VIP                VIP                VIP
                                                          EQUITY-INCOME       EQUITY-INCOME         GROWTH             GROWTH
                                                        (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                            DIVISION            DIVISION            DIVISION           DIVISION
                                                            -MAY 8*-          -JANUARY 26*-         -MAY 25*-        -JANUARY 30*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         (11,865)  $          (4,717)  $         (1,073)  $         (3,521)
  Net realized gain (loss) on sales of investments                (32,903)            (30,318)            (8,294)             6,728
  Change in net unrealized appreciation/depreciation
    during the period                                              18,854              18,200                547              3,988
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (25,914)            (16,835)            (8,820)             7,195

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                           673,957             577,304            209,964            227,291
    Contract terminations and benefits                            (23,694)            (50,901)            (2,199)           (11,302)
    Net transfers among investment options                        700,051             587,794             18,323            370,186
    Contract maintenance charges                                        -                   -                  -                  -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            1,350,314           1,114,197            226,088            586,175
                                                        ----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                               1,324,400           1,097,362            217,268            593,370

Net assets, beginning of year                                           -                   -                  -                  -
                                                        ----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                 $       1,324,400   $       1,097,362   $        217,268   $        593,370
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                68,541              58,348             24,005             26,481
    Units redeemed                                                 (2,615)             (5,536)              (283)            (1,453)
    Units transferred                                              75,268              64,053              1,869             49,798
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                  141,194             116,865             25,591             74,826
                                                        ============================================================================

                                                                             SERVICE CLASS 2
                                                        ---------------------------------------------------------
                                                                                                       VIP
                                                               VIP                VIP               INVESTMENT
                                                             OVERSEAS           OVERSEAS            GRADE BOND
                                                         (IQ ANNUITY(TM))   (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                             DIVISION           DIVISION             DIVISION
                                                             -MAY 2*-        -JANUARY 30*-           -MAY 8*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (5,364)  $           (125)  $          (6,231)
  Net realized gain (loss) on sales of investments                221,632              7,816              17,265
  Change in net unrealized appreciation/depreciation
    during the period                                               1,147             (3,649)             (3,578)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       217,415              4,042               7,456

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           162,751              6,866             544,272
    Contract terminations and benefits                             (3,069)              (866)            (19,693)
    Net transfers among investment options                       (314,795)            93,449           1,029,179
    Contract maintenance charges                                        -                  -                   -
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (155,113)            99,449           1,553,758
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  62,302            103,491           1,561,214

Net assets, beginning of year                                           -                  -                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $          62,302   $        103,491   $       1,561,214
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                20,123                685              53,098
    Units redeemed                                                   (344)              (113)             (1,888)
    Units transferred                                             (12,030)            12,851              99,196
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                    7,749             13,423             150,406
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS 2
                                                        ----------------------------------------------------------------------------
                                                              VIP
                                                           INVESTMENT             VIP                VIP                 VIP
                                                           GRADE BOND        ASSET MANAGER       ASSET MANAGER        INDEX 500
                                                        (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                            DIVISION           DIVISION            DIVISION           DIVISION
                                                          -JANUARY 23*-        -MAY 8*-          -JANUARY 23*-        -MAY 4*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         (18,890)  $           (890)  $            (385)  $         (3,510)
  Net realized gain (loss) on sales of investments                 28,016             (1,833)             (1,921)           (27,870)
  Change in net unrealized appreciation/depreciation
    during the period                                              35,240              8,513               4,722             12,337
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        44,366              5,790               2,416            (19,043)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         1,024,752             33,201              34,598            525,641
    Contract terminations and benefits                            (23,811)            (1,964)             (3,284)          (106,492)
    Net transfers among investment options                      2,169,611            261,717             177,858            217,324
    Contract maintenance charges                                        -                  -                   -                  -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            3,170,552            292,954             209,172            636,473
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               3,214,918            298,744             211,588            617,430

Net assets, beginning of year                                           -                  -                   -                  -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       3,214,918   $        298,744   $         211,588   $        617,430
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                97,351              3,405               3,495             54,362
    Units redeemed                                                 (2,221)              (204)               (353)           (12,120)
    Units transferred                                             207,593             27,661              19,272             25,163
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                  302,723             30,862              22,414             67,405
                                                        ============================================================================

                                                                             SERVICE CLASS 2
                                                        ---------------------------------------------------------
                                                                                  VIP                VIP
                                                              VIP            ASSET MANAGER:     ASSET MANAGER:
                                                           INDEX 500             GROWTH             GROWTH
                                                        (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                            DIVISION            DIVISION           DIVISION
                                                         -JANUARY 25*-          -MAY 24*-       -FEBRUARY 6*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         (16,218)  $           (152)  $            (838)
  Net realized gain (loss) on sales of investments               (127,306)               (11)                (85)
  Change in net unrealized appreciation/depreciation
    during the period                                             126,280              1,199              (4,857)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (17,244)             1,036              (5,780)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                         1,765,234             25,813              69,505
    Contract terminations and benefits                            (79,749)              (177)                  -
    Net transfers among investment options                        438,756             19,243              44,164
    Contract maintenance charges                                        -                  -                   -
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            2,124,241             44,879             113,669
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               2,106,997             45,915             107,889

Net assets, beginning of year                                           -                  -                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       2,106,997   $         45,915   $         107,889
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                               202,661              2,812               6,991
    Units redeemed                                                 (9,701)               (19)                  -
    Units transferred                                              57,873              2,123               5,010
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                  250,833              4,916              12,001
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS 2
                                                        ----------------------------------------------------------------------------
                                                                                                       VIP                VIP
                                                              VIP                 VIP                GROWTH             GROWTH
                                                           CONTRAFUND          CONTRAFUND         OPPORTUNITIES     OPPORTUNITIES
                                                        (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                            DIVISION           DIVISION            DIVISION            DIVISION
                                                           -MAY 14*-         -JANUARY 25*-         -JUNE 5*-          -MARCH 6*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (2,755)  $         (5,119)   $           (378)  $           (620)
  Net realized gain (loss) on sales of investments                   (501)            (4,515)             (3,593)              (149)
  Change in net unrealized appreciation/depreciation
    during the period                                              (2,649)             1,378               3,953             (1,848)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (5,905)            (8,256)                (18)            (2,617)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           336,060            372,684              30,327             37,851
    Contract terminations and benefits                             (4,730)            (5,083)               (157)                 -
    Net transfers among investment options                        207,769            418,966              66,452             27,342
    Contract maintenance charges                                        -                  -                   -                  -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              539,099            786,567              96,622             65,193
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 533,194            778,311              96,604             62,576

Net assets, beginning of year                                           -                  -                   -                  -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         533,194   $        778,311    $         96,604   $         62,576
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                33,919             40,128               3,319              3,722
    Units redeemed                                                   (506)              (576)                (18)                 -
    Units transferred                                              22,244             46,831               7,409              2,985
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   55,657             86,383              10,710              6,707
                                                        ============================================================================

                                                                             SERVICE CLASS 2
                                                        ----------------------------------------------------------
                                                             VIP                  VIP                  VIP
                                                           BALANCED             BALANCED         GROWTH & INCOME
                                                        (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                           DIVISION             DIVISION            DIVISION
                                                           -MAY 2*-           -JANUARY 30*-         -MAY 4*-
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (1,749)  $        (12,829)  $          (1,425)
  Net realized gain (loss) on sales of investments                 (3,558)           (12,934)             (1,179)
  Change in net unrealized appreciation/depreciation
    during the period                                               9,430             40,704               5,374
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         4,123             14,941               2,770

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           220,085            864,975             163,242
    Contract terminations and benefits                             (2,861)           (30,165)            (13,278)
    Net transfers among investment options                        130,899            779,359             146,429
    Contract maintenance charges                                        -                  -                   -
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              348,123          1,614,169             296,393
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 352,246          1,629,110             299,163

Net assets, beginning of year                                           -                  -                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         352,246   $      1,629,110   $         299,163
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                22,615             91,562              17,114
    Units redeemed                                                   (298)            (3,212)             (1,461)
    Units transferred                                              13,997             82,059              15,971
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                   36,314            170,409              31,624
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS 2
                                                        ----------------------------------------------------------------------------
                                                              VIP                 VIP                  VIP                VIP
                                                         GROWTH & INCOME        MID CAP              MID CAP       AGGRESSIVE GROWTH
                                                        (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   IQ ANNUITY(TM))
                                                            DIVISION            DIVISION            DIVISION           DIVISION
                                                          -JANUARY 23*-         -MAY 14*-        -JANUARY 26*-         -JULY 30*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (2,889)  $         (6,553)  $         (12,479)  $            (59)
  Net realized gain (loss) on sales of investments                 (8,067)            40,884             (12,230)             2,279
  Change in net unrealized appreciation/depreciation
    during the period                                               7,671              5,290              84,715              1,009
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (3,285)            39,621              60,006              3,229

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           223,011            501,127           1,094,796              6,250
    Contract terminations and benefits                            (40,249)           (48,055)            (24,130)                 -
    Net transfers among investment options                        290,421            (20,644)            490,033             25,921
    Contract maintenance charges                                        -                  -                   -                  -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              473,183            432,428           1,560,699             32,171
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 469,898            472,049           1,620,705             35,400

Net assets, beginning of year                                           -                  -                   -                  -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         469,898   $        472,049   $       1,620,705   $         35,400
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                24,232             49,884             110,713                654
    Units redeemed                                                 (4,456)            (4,800)             (2,489)                 -
    Units transferred                                              31,918                349              50,513              3,092
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   51,694             45,433             158,737              3,746
                                                        ============================================================================

                                                                     SERVICE CLASS 2            SERVICE SHARES
                                                        -------------------------------------  -------------------
                                                               VIP                 VIP
                                                         DYNAMIC CAPITAL     DYNAMIC CAPITAL
                                                          APPRECIATION         APPRECIATION       JANUS ASPEN
                                                         (IQ ANNUITY(TM))   (ANNUICHOICE(TM))       GROWTH
                                                            DIVISION             DIVISION       (IQ ANNUITY(TM))
                                                            -JULY 5*-          -MARCH 21*-         DIVISION
                                                        -------------------------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $              (5)  $           (199)  $         (16,815)
  Net realized gain (loss) on sales of investments                     (1)                (4)           (159,107)
  Change in net unrealized appreciation/depreciation
    during the period                                                  88                481            (280,926)
                                                        -------------------------------------  ------------------
Net increase (decrease) in net assets
  resulting from operations                                            82                278            (456,848)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                             1,128              3,175             385,328
    Contract terminations and benefits                                  -                  -            (114,509)
    Net transfers among investment options                            473             27,114              81,138
    Contract maintenance charges                                        -                  -                (461)
                                                        -------------------------------------  ------------------
Net increase (decrease) in net assets
  from contract related transactions                                1,601             30,289             351,496
                                                        -------------------------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS                                   1,683             30,567            (105,352)

Net assets, beginning of year                                           -                  -           1,342,567
                                                        -------------------------------------  ------------------

NET ASSETS, END OF YEAR                                 $           1,683   $         30,567   $       1,237,215
                                                        =====================================  ==================
UNIT TRANSACTIONS
    Units purchased                                                   134                287              48,010
    Units redeemed                                                      -                  -             (18,678)
    Units transferred                                                  52              2,861               8,390
                                                        -------------------------------------  ------------------
Net increase (decrease) in units                                      186              3,148              37,722
                                                        =====================================  ==================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                        ----------------------------------------------------------------------------
                                                           JANUS ASPEN         JANUS ASPEN                            JANUS ASPEN
                                                             GROWTH              GROWTH           JANUS ASPEN      AGGRESSIVE GROWTH
                                                        (ANNUICHOICE(TM))   (GRANDMASTER(TM))   AGGRESSIVE GROWTH  (ANNUICHOICE(TM))
                                                            DIVISION            DIVISION         (IQ ANNUITY(TM))      DIVISION
                                                          -JANUARY 30*-         -MAY 8*-            DIVISION         -JANUARY 25*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (6,849)  $           (810)  $         (13,902)  $         (3,404)
  Net realized gain (loss) on sales of investments                (93,594)           (53,055)           (572,459)           (23,815)
  Change in net unrealized appreciation/depreciation
    during the period                                              72,037            (10,374)             64,399             (3,659)
                                                        ----------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                                       (28,406)           (64,239)           (521,962)           (30,878)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         1,009,102                150             288,481            145,817
    Contract terminations and benefits                            (17,338)           (34,712)            (53,611)           (17,010)
    Net transfers among investment options                         13,661            170,611             357,904            187,565
    Contract maintenance charges                                        -                (19)               (373)                 -
                                                        ----------------------------------------------------------------------------

Net increase (decrease) in net assets
  from contract related transactions                            1,005,425            136,030             592,401            316,372
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 977,019             71,791              70,439            285,494

Net assets, beginning of year                                           -                  -             894,802                   -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         977,019   $         71,791   $         965,241   $        285,494
                                                        ===========================================================================

UNIT TRANSACTIONS
    Units purchased                                               140,462                 18              48,454             23,544
    Units redeemed                                                 (2,629)            (4,442)            (10,408)            (3,141)
    Units transferred                                               5,006             13,523              55,882             31,505
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                  142,839              9,099              93,928             51,908
                                                        ===========================================================================

                                                                             SERVICE SHARES
                                                        ----------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                            JANUS ASPEN         JANUS ASPEN          CAPITAL
                                                         AGGRESSIVE GROWTH        CAPITAL         APPRECIATION
                                                         (GRANDMASTER(TM))     APPRECIATION     (ANNUICHOICE(TM))
                                                              DIVISION       (IQ ANNUITY(TM))        DIVISION
                                                             -JULY 30*-          DIVISION         -JANUARY 18*-
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $             (52)  $         (8,534)  $          (2,434)
  Net realized gain (loss) on sales of investments                    (14)          (524,468)            (17,870)
  Change in net unrealized appreciation/depreciation
    during the period                                                (652)            79,195              (9,920)
                                                        ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (718)          (453,807)            (30,224)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                                 -            468,566             475,309
    Contract terminations and benefits                                  -           (154,735)             (7,093)
    Net transfers among investment options                         16,557            464,290             173,927
    Contract maintenance charges                                      (27)              (440)                  -
                                                        ----------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               16,530            777,681             642,143
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  15,812            323,874             611,919

Net assets, beginning of year                                           -          1,480,497                   -
                                                        ----------------------------------------------------------

NET ASSETS, END OF YEAR                                 $          15,812       $  1,804,371   $         611,919
                                                        ==========================================================
UNIT TRANSACTIONS
    Units purchased                                                     -             59,863              55,818
    Units redeemed                                                     (3)           (22,320)               (939)
    Units transferred                                               1,831             59,127              24,591
                                                        ----------------------------------------------------------
Net increase (decrease) in units                                    1,828             96,670              79,470
                                                        ==========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                        ---------------------------------------------------------------------------
                                                              JANUS ASPEN
                                                                CAPITAL                            JANUS ASPEN       JANUS ASPEN
                                                              APPRECIATION       JANUS ASPEN       CORE EQUITY       CORE EQUITY
                                                           (GRANDMASTER(TM))     CORE EQUITY    (ANNUICHOICE(TM))  (GRANDMASTER(TM))
                                                               DIVISION       (IQ ANNUITY(TM))       DIVISION          DIVISION
                                                               -MAY 2*-           DIVISION        -JANUARY 23*-        -MAY 15*-
                                                        ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $             591   $         10,855   $           1,265   $        (41)
  Net realized gain (loss) on sales of investments               (120,469)           (48,707)               (241)        (1,245)
  Change in net unrealized appreciation/depreciation
    during the period                                             (14,128)           (24,296)             (6,981)         1,343
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (134,006)           (62,148)             (5,957)            57

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                             1,657            209,422             134,932            100
    Contract terminations and benefits                            (34,564)           (42,493)             (1,058)        (1,159)
    Net transfers among investment options                        557,589            149,870             118,063         24,822
    Contract maintenance charges                                      (32)              (111)                  -              -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              524,650            316,688             251,937         23,763
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 390,644            254,540             245,980         23,820

Net assets, beginning of year                                           -            297,284                   -              -
                                                        ----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                 $         390,644   $        551,824   $         245,980   $     23,820
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                   199             22,911              14,930             11
    Units redeemed                                                 (4,048)            (4,921)               (122)          (129)
    Units transferred                                              50,745             16,870              13,629          2,727
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   46,896             34,860              28,437          2,609
                                                        ============================================================================

                                                                             SERVICE SHARES
                                                        ---------------------------------------------------------
                                                                              JANUS ASPEN        JANUS ASPEN
                                                           JANUS ASPEN       INTERNATIONAL      INTERNATIONAL
                                                          INTERNATIONAL         GROWTH             GROWTH
                                                             GROWTH         (ANNUICHOICE(TM))  (GRANDMASTER(TM))
                                                        (IQ ANNUITY(TM))        DIVISION           DIVISION
                                                             DIVISION        -JANUARY 26*-         -MAY 10*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         (31,365)  $         (1,317)  $             401
  Net realized gain (loss) on sales of investments             (1,164,177)           (26,623)            (23,352)
  Change in net unrealized appreciation/depreciation
    during the period                                             406,480              2,301               6,021
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (789,062)           (25,639)            (16,930)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         1,024,389            179,956                   -
    Contract terminations and benefits                           (127,954)              (527)             (2,915)
    Net transfers among investment options                        334,221             78,713             269,198
    Contract maintenance charges                                     (646)                 -                  (2)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            1,230,010            258,142             266,281
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 440,948            232,503             249,351

Net assets, beginning of year                                   3,379,933                  -                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       3,820,881   $        232,503   $         249,351
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                               127,674             21,275                   -
    Units redeemed                                                (18,065)               (71)               (345)
    Units transferred                                              83,465             10,429              30,065
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                  193,074             31,633              29,720
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                        ---------------------------------------------------------------------------
                                                                               JANUS ASPEN       JANUS ASPEN         JANUS ASPEN
                                                           JANUS ASPEN       STRATEGIC VALUE    STRATEGIC VALUE        BALANCED
                                                         STRATEGIC VALUE    (ANNUICHOICE(TM))  (GRANDMASTER(TM))   (ANNUICHOICE(TM))
                                                          (IQ ANNUITY(TM))      DIVISION           DIVISION            DIVISION
                                                              DIVISION        -FEBRUARY 13*-       -MAY 2*-         -FEBRUARY 14*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (6,019)  $         (6,708)  $          (6,792)  $          4,670
  Net realized gain (loss) on sales of investments                (53,391)            (2,540)            (74,023)            (1,306)
  Change in net unrealized appreciation/depreciation
    during the period                                              (9,633)            (7,110)            (16,171)             1,812
                                                       ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (69,043)           (16,358)            (96,986)             5,176

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           217,689            830,942                 414            750,771
    Contract terminations and benefits                            (16,440)           (15,590)            (78,569)           (20,645)
    Net transfers among investment options                        274,258            411,981           1,474,026            669,154
    Contract maintenance charges                                     (192)                 -                 (75)                 -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              475,315          1,227,333           1,395,796          1,399,280
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 406,272          1,210,975           1,298,810          1,404,456

Net assets, beginning of year                                     223,774                  -                   -                  -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         630,046   $      1,210,975   $       1,298,810   $      1,404,456
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                23,284             95,443                  25             79,340
    Units redeemed                                                 (1,857)            (1,886)             (8,493)            (2,213)
    Units transferred                                              27,661             47,747             152,620             71,966
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   49,088            141,304             144,152            149,093
                                                        ============================================================================

                                                                             SERVICE SHARES
                                                        ---------------------------------------------------------
                                                           JANUS ASPEN         JANUS ASPEN        JANUS ASPEN
                                                             BALANCED        WORLDWIDE GROWTH   WORLDWIDE GROWTH
                                                         (GRANDMASTER(TM))   (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                             DIVISION           DIVISION           DIVISION
                                                             -MAY 4*-         -JANUARY 23*-       -JUNE 4*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $           3,370   $         (3,056)  $            (571)
  Net realized gain (loss) on sales of investments                   (702)           (26,055)            (11,197)
  Change in net unrealized appreciation/depreciation
    during the period                                               2,176             15,873               2,109
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         4,844            (13,238)             (9,659)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                             2,008            192,506             115,617
    Contract terminations and benefits                             (9,144)              (923)             (3,436)
    Net transfers among investment options                        575,123            361,540              13,111
    Contract maintenance charges                                      (18)                 -                   -
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              567,969            553,123             125,292
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 572,813            539,885             115,633

Net assets, beginning of year                                           -                  -                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         572,813   $        539,885   $         115,633
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                   207             23,835              12,903
    Units redeemed                                                   (958)              (126)               (416)
    Units transferred                                              60,295             49,645               1,069
                                                       ---------------------------------------------------------
Net increase (decrease) in units                                   59,544             73,354              13,556
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                        SERVICE SHARES                         CLASS 1B SHARES
                                                      --------------------  -------------------------------------------------------
                                                           JANUS ASPEN           PUTNAM VT         PUTNAM VT           PUTNAM VT
                                                        WORLDWIDE GROWTH      GROWTH & INCOME    GROWTH & INCOME    GROWTH & INCOME
                                                         (GRANDMASTER(TM))   (ANNUICHOICE(TM))  (IQ ANNUITY(TM))   (GRANDMASTER(TM))
                                                            DIVISION             DIVISION           DIVISION            DIVISION
                                                            -MAY 4*-            -MARCH 2*-          -JUNE 12*-          -MAY 2*-
                                                      --------------------  --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $               (291) $         (5,757)  $          (1,652)  $         (1,310)
  Net realized gain (loss) on sales of investments                   5,071            (2,527)             (4,029)            (7,031)
  Change in net unrealized appreciation/depreciation
    during the period                                                 (609)           (3,034)             (1,503)              (347)
                                                      --------------------  --------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          4,171           (11,318)             (7,184)            (8,688)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  -           735,728             283,839                320
    Contract terminations and benefits                                   -           (17,037)            (36,533)            (4,746)
    Net transfers among investment options                          46,186           625,963             137,741            232,887
    Contract maintenance charges                                        (6)                -                   -                (39)
                                                      --------------------  --------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                46,180         1,344,654             385,047            228,422
                                                      --------------------  --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   50,351         1,333,336             377,863            219,734

Net assets, beginning of year                                            -                 -                   -                  -
                                                      --------------------  --------------------------------------------------------
NET ASSETS, END OF YEAR                               $             50,351  $      1,333,336   $         377,863   $        219,734
                                                      ====================  =======================================================
UNIT TRANSACTIONS
    Units purchased                                                      -            76,781              29,805                 34
    Units redeemed                                                      (1)           (1,836)             (4,145)              (509)
    Units transferred                                                5,988            66,448              15,323             24,230
                                                      --------------------  -------------------------------------------------------
Net increase (decrease) in units                                     5,987           141,393              40,983             23,755
                                                      ====================  =======================================================

                                                                             CLASS 1B SHARES
                                                        ---------------------------------------------------------
                                                                                                     PUTNAM VT
                                                             PUTNAM VT           PUTNAM VT         INTERNATIONAL
                                                       INTERNATIONAL GROWTH INTERNATIONAL GROWTH      GROWTH
                                                         (ANNUICHOICE(TM))   (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                             DIVISION           DIVISION             DIVISION
                                                           -JANUARY 18*-        -JUNE 12*-          -JUNE 8*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $           2,835   $         (4,176)  $            (482)
  Net realized gain (loss) on sales of investments                 (5,714)            95,794              21,006
  Change in net unrealized appreciation/depreciation
    during the period                                                (711)               667               5,912
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (3,590)            92,285              26,436

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           149,880             37,099                   -
    Contract terminations and benefits                               (295)           (23,681)                  -
    Net transfers among investment options                         (3,689)           (78,116)            167,314
    Contract maintenance charges                                        -                  -                   -
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              145,896            (64,698)            167,314
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 142,306             27,587             193,750

Net assets, beginning of year                                           -                  -                   -
                                                        ---------------------------------------------------------
NET ASSETS, END OF YEAR                                 $         142,306   $         27,587   $         193,750
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                16,444              3,968                   -
    Units redeemed                                                    (35)            (2,736)                  -
    Units transferred                                               1,225              1,840              21,992
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                   17,634              3,072              21,992
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                       CLASS 1B SHARES
                                                        ---------------------------------------------------------------------------
                                                            PUTNAM VT           PUTNAM VT          PUTNAM VT           PUTNAM VT
                                                         SMALL CAP VALUE     SMALL CAP VALUE    SMALL CAP VALUE       TECHNOLOGY
                                                        (ANNUICHOICE(TM))   (IQ ANNUITY(TM))   (GRANDMASTER(TM))   (ANNUICHOICE(TM))
                                                            DIVISION           DIVISION            DIVISION            DIVISION
                                                          -JANUARY 26*-        -JULY 3*-          -MAY 14*-           -MARCH 21*-
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (3,021)  $           (946)  $          (4,452)  $           (304)
  Net realized gain (loss) on sales of investments                  6,299            (11,993)            (45,260)              (905)
  Change in net unrealized appreciation/depreciation
    during the period                                              30,905             26,716              60,815             (2,813)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        34,183             13,777              11,103             (4,022)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           253,021            125,466               6,321             22,014
    Contract terminations and benefits                             (3,254)           (45,934)            (86,143)              (300)
    Net transfers among investment options                        246,889            148,775             913,972              9,743
    Contract maintenance charges                                        -                (10)                (58)                  -
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              496,656            228,297             834,092             31,457
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 530,839            242,074             845,195             27,435

Net assets, beginning of year                                           -                  -                   -                  -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         530,839   $        242,074   $         845,195   $         27,435
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                24,262             13,423                 593              2,348
    Units redeemed                                                   (309)            (5,210)             (8,513)               (33)
    Units transferred                                              22,571             15,404              85,890                771
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   46,524             23,617              77,970              3,086
                                                        ============================================================================

                                                                             CLASS 1B SHARES
                                                        ---------------------------------------------------------
                                                            PUTNAM VT          PUTNAM VT           PUTNAM VT
                                                            TECHNOLOGY         TECHNOLOGY         VOYAGER II
                                                          (IQ ANNUITY(TM))  (GRANDMASTER(TM))  (ANNUICHOICE(TM))
                                                             DIVISION          DIVISION            DIVISION
                                                            -JUNE 25*-         -MAY 2*-         -JANUARY 18*-
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $            (790)  $           (108)  $          (6,408)
  Net realized gain (loss) on sales of investments                (20,728)            (1,176)            (16,036)
  Change in net unrealized appreciation/depreciation
    during the period                                                 (93)            (5,395)            (12,656)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (21,611)            (6,679)            (35,100)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                            23,244                100             596,364
    Contract terminations and benefits                             (2,079)                 -              (9,471)
    Net transfers among investment options                         39,703             51,178             443,580
    Contract maintenance charges                                        -                 (7)                  -
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               60,868             51,271           1,030,473
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  39,257             44,592             995,373

Net assets, beginning of year                                           -                  -                   -
                                                        ---------------------------------------------------------
NET ASSETS, END OF YEAR                                 $          39,257   $         44,592   $         995,373
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                 2,324                 13              82,739
    Units redeemed                                                   (237)                (1)             (1,503)
    Units transferred                                               2,319              5,902              67,772
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                    4,406              5,914             149,008
                                                        =========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                   CLASS 1B SHARES
                                                        -------------------------------------
                                                             PUTNAM VT           PUTNAM VT
                                                            VOYAGER II         VOYAGER II
                                                         (IQ ANNUITY(TM))    (GRANDMASTER(TM))
                                                             DIVISION           DIVISION
                                                             -MAY 14*-         -JULY 3*-
                                                        -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (1,557)  $           (153)
  Net realized gain (loss) on sales of investments                 23,335               (518)
  Change in net unrealized appreciation/depreciation
    during the period                                               1,009                663
                                                        -------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  22,787                 (8)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                            99,647                  -
    Contract terminations and benefits                            (25,275)              (496)
    Net transfers among investment options                          8,035            104,370
    Contract maintenance charges                                        -                 (8)
                                                        -------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                                    82,407            103,866
                                                        -------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 105,194            103,858

Net assets, beginning of year                                           -                  -
                                                        -------------------------------------

NET ASSETS, END OF YEAR                                 $         105,194   $        103,858
                                                        =====================================
UNIT TRANSACTIONS
    Units purchased                                                11,242                  -
    Units redeemed                                                 (3,495)               (60)
    Units transferred                                               4,973             12,513
                                                        -------------------------------------
Net increase (decrease) in units                                   12,720             12,453
                                                        =====================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31,2000

                                                                                             INITIAL CLASS
                                                                            --------------------------------------------------------
                                                                                VIP MONEY          VIP MONEY
                                                                                 MARKET             MARKET
                                                                            (GRANDMASTER(TM))   (IQ ANNUITY(TM))    VIP HIGH INCOME
                                                             TOTAL              DIVISION           DIVISION             DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $      50,240,680   $      1,960,545   $         213,573   $      2,305,380
  Net realized gain (loss) on sales of investments             31,005,842                  -                   -         (4,550,145)
  Change in net unrealized appreciation/depreciation
    during the period                                        (125,681,237)                 -                   -         (3,772,724)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             (44,434,715)         1,960,545             213,573         (6,017,489)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        50,398,753          3,830,275          11,598,255            200,016
    Contract terminations and benefits                       (151,188,846)       (18,223,340)        (15,093,068)        (5,989,000)
    Net transfers among investment options                      6,655,289         (6,672,561)          1,989,200        (11,911,103)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          (94,134,804)       (21,065,626)         (1,505,613)       (17,700,087)
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (138,569,519)       (19,105,081)         (1,292,040)       (23,717,576)

Net assets, beginning of year                                 693,772,788         54,851,795           6,678,817         43,860,772
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $     555,203,269   $     35,746,714   $       5,386,777   $     20,143,196
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                                  224,098           1,112,306             12,620
    Units redeemed                                                                (1,060,834)         (1,445,194)          (370,555)
    Units transferred                                                               (392,406)            182,010           (648,273)
                                                                                ----------------------------------------------------
Net increase (decrease) in units                                                  (1,229,142)           (150,878)        (1,006,208)
                                                                                ====================================================

                                                                            INITIAL CLASS
                                                       ----------------------------------------------------------
                                                           VIP EQUITY-           VIP                  VIP
                                                             INCOME             GROWTH              OVERSEAS
                                                            DIVISION           DIVISION             DIVISION
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $       6,451,427   $     13,097,460   $       3,961,990
  Net realized gain (loss) on sales of investments              3,545,317         11,125,197           1,135,910
  Change in net unrealized appreciation/depreciation
    during the period                                          (6,273,065)       (40,316,675)        (13,069,342)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                               3,723,679        (16,094,018)         (7,971,442)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         1,000,120          3,666,646             366,946
    Contract terminations and benefits                        (19,562,112)       (27,386,268)         (7,879,353)
    Net transfers among investment options                     (7,624,746)        13,236,994           4,385,110
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                               (26,186,738)       (10,482,628)         (3,127,297)
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             (22,463,059)       (26,576,646)        (11,098,739)

Net assets, beginning of year                                  97,973,290        134,925,675          41,100,287
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $      75,510,231   $    108,349,029   $      30,001,548
                                                        =========================================================

UNIT TRANSACTIONS
    Units purchased                                                25,313             47,303              12,892
    Units redeemed                                               (495,083)          (350,283)           (274,129)
    Units transferred                                            (210,744)           153,514             148,283
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                 (680,514)          (149,466)           (112,954)
                                                        =========================================================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted.

                                       76

                                                                                         INITIAL CLASS
                                                        ----------------------------------------------------------------------------
                                                        VIP II INVESTMENT   VIP II INVESTMENT
                                                           GRADE BOND          GRADE BOND         VIP II ASSET     VIP II INDEX 500
                                                        (GRANDMASTER(TM))   (IQ ANNUITY(TM))        MANAGER        (GRANDMASTER(TM))
                                                            DIVISION            DIVISION            DIVISION           DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $       1,120,397   $          2,601   $       5,023,440   $        155,621
  Net realized gain (loss) on sales of investments             (1,168,047)                 -             549,755          5,310,335
  Change in net unrealized appreciation/depreciation
    during the period                                           1,687,765             34,392          (7,985,166)       (13,734,321)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     1,640,115             36,993          (2,411,971)        (8,268,365)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                            72,604            384,871             415,912          2,518,708
    Contract terminations and benefits                         (4,189,444)           (14,592)        (11,435,158)       (12,842,919)
    Net transfers among investment options                       (867,274)           440,266          (2,401,343)         1,372,138
                                                       ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           (4,984,114)           810,545         (13,420,589)        (8,952,073)
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              (3,343,999)           847,538         (15,832,560)       (17,220,438)

Net assets, beginning of year                                  21,112,479             91,019          55,231,957         83,614,628
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $      17,768,480   $        938,557   $      39,399,397   $     66,394,190
                                                        ============================================================================

UNIT TRANSACTIONS
    Units purchased                                                 3,371             36,802              12,905             76,395
    Units redeemed                                               (193,990)            (1,407)           (361,807)          (391,214)
    Units transferred                                             (45,130)            41,207             (77,518)            37,365
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                 (235,749)            76,602            (426,420)          (277,454)
                                                        ============================================================================

                                                                                         INITIAL CLASS
                                                        ----------------------------------------------------------------------------
                                                        VIP II INDEX 500       VIP II ASSET         VIP II         VIP III GROWTH
                                                        (IQ ANNUITY(TM))          MANAGER:         CONTRAFUND       OPPORTUNITIES
                                                            DIVISION          GROWTH DIVISION      DIVISION          DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (6,464)  $      1,293,762   $      10,380,682   $      1,013,193
  Net realized gain (loss) on sales of investments                      -            304,393          11,539,960             29,376
  Change in net unrealized appreciation/depreciation
    during the period                                            (181,124)        (3,441,013)        (28,584,453)        (3,461,927)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (187,588)        (1,842,858)         (6,663,811)        (2,419,358)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         1,265,936            180,128           2,229,486            144,447
    Contract terminations and benefits                           (393,264)        (1,919,386)        (17,301,187)        (2,175,553)
    Net transfers among investment options                        630,479           (369,493)          5,726,922         (1,422,503)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            1,503,151         (2,108,751)         (9,344,779)        (3,453,609)
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               1,315,563         (3,951,609)        (16,008,590)        (5,872,967)

Net assets, beginning of year                                     896,952         14,881,829          87,916,613         15,696,150

                                                        ----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                 $       2,212,515   $     10,930,220   $      71,908,023   $      9,823,183
                                                        ============================================================================
UNIT TRANSACTIONS

    Units purchased                                               117,398              8,325              73,231             10,274
    Units redeemed                                                (35,346)           (86,418)           (567,952)          (152,426)
    Units transferred                                              57,340            (17,962)            177,666           (103,491)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                  139,392            (96,055)           (317,055)          (245,643)
                                                        ============================================================================

SEE ACCOMPANYING NOTES.

Note: Year ended unless otherwise noted.

                                       77

                                                                    INITIAL CLASS                         SERVICE CLASS
                                                        ------------------------------------   -------------------------------------
                                                                                 VIP III
                                                              VIP III            GROWTH &       VIP III MID CAP     VIP III MID CAP
                                                             BALANCED             INCOME       (GRANDMASTER(TM))   (IQ ANNUITY(TM))
                                                             DIVISION            DIVISION          DIVISION             DIVISION
                                                        ------------------------------------   -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $         207,221   $      1,750,480   $         (16,305)  $         (1,284)
  Net realized gain (loss) on sales of investments                 16,159          1,358,669                   -                  -
  Change in net unrealized appreciation/depreciation
    during the period                                            (529,301)        (4,376,073)            667,051             82,203
                                                        ------------------------------------   -------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (305,921)        (1,266,924)            650,746             80,919

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

    Contributions from contract holders                            46,300            416,797             215,417          1,607,454
    Contract terminations and benefits                         (1,106,745)        (3,245,639)           (739,160)           (62,568)
    Net transfers among investment options                      1,182,814         (2,435,512)         10,220,143            383,877
                                                        ------------------------------------   -------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                                   122,369         (5,264,354)          9,696,400          1,928,763
                                                        ------------------------------------   -------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (183,552)        (6,531,278)         10,347,146          2,009,682

Net assets, beginning of year                                   4,970,662         24,623,657             132,739             30,959
                                                        ------------------------------------   -------------------------------------

NET ASSETS, END OF YEAR                                 $       4,787,110   $     18,092,379   $      10,479,885   $      2,040,641
                                                        ====================================   =====================================
UNIT TRANSACTIONS
    Units purchased                                                 3,553             26,293              13,203             91,980
    Units redeemed                                                (82,993)          (201,900)            (45,025)            (3,804)
    Units transferred                                              86,865           (160,042)            628,523             22,073
                                                        ------------------------------------   -------------------------------------
Net increase (decrease) in units                                    7,425           (335,649)            596,701            110,249
                                                        ====================================   =====================================

                                                                                         SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                                                VIP EQUITY-
                                                         VIP HIGH INCOME          INCOME          VIP GROWTH
                                                         (IQ ANNUITY(TM))     (IQ ANNUITY(TM))  (IQ ANNUITY(TM))     VIP OVERSEAS
                                                            DIVISION              DIVISION         DIVISION            DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          10,858   $         35,406   $          70,586   $        910,336
  Net realized gain (loss) on sales of investments               (197,473)           (60,513)                  -          2,635,033
  Change in net unrealized appreciation/depreciation
    during the period                                              (6,099)            59,011            (466,870)           (19,235)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (192,714)            33,904            (396,284)         3,526,134

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
    Contributions from contract holders                           808,335            358,082           2,291,452            171,724
    Contract terminations and benefits                            (55,899)           (38,244)           (312,960)          (184,197)
    Net transfers among investment options                         86,547            407,744             452,581         (3,522,342)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                                   838,983            727,582           2,431,073         (3,534,815)
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 646,269            761,486           2,034,789             (8,681)

Net assets, beginning of year                                     263,810            558,472             838,325            372,563
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         910,079   $      1,319,958   $       2,873,114   $        363,882
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                80,588             36,024             181,344             13,489
    Units redeemed                                                 (6,151)            (3,943)            (23,823)           (14,699)
    Units transferred                                              18,615             37,500              33,945              7,381
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   93,052             69,581             191,466              6,171
                                                        ============================================================================

SEE ACCOMPANYING NOTES.

Note: Year ended unless otherwise noted.

                                       78

                                                                                         SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                                              VIP II ASSET
                                                          VIP II ASSEST         MANAGER:           VIP II           VIP III GROWTH
                                                             MANAGER             GROWTH          CONTRAFUND          OPPORTUNITIES
                                                         (IQ ANNUITY(TM))    (IQ ANNUITY(TM))  (IQ ANNUITY(TM))    (IQ ANNUITY(TM))
                                                            DIVISION            DIVISION           DIVISION             DIVISION
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          87,931   $          6,066   $          59,371  $          22,765
  Net realized gain (loss) on sales of investments                 (2,363)              (158)            (37,737)           (31,586)
  Change in net unrealized appreciation/depreciation
    during the period                                            (149,557)           (24,441)           (173,886)           (65,321)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 (63,989)           (18,533)           (152,252)           (74,142)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           315,104            105,169           1,663,165            279,207
    Contract terminations and benefits                            (10,504)              (419)           (254,705)          (105,762)
    Net transfers among investment options                         22,781             37,024             491,456             20,021
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                                   327,381            141,774           1,899,916            193,466
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 263,392            123,241           1,747,664            119,324

Net assets, beginning of year                                     965,958             68,144             563,294            344,580
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $       1,229,350   $        191,385   $       2,310,958  $         463,904
                                                        ============================================================================
UNIT TRANSACTIONS
    Units purchased                                                30,955             11,130             147,749             31,201
    Units redeemed                                                 (1,057)               (44)            (22,492)           (11,031)
    Units transferred                                               2,193              3,658              41,730              2,223
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   32,091             14,744             166,987             22,393
                                                        ============================================================================

                                                                              SERVICE CLASS
                                                        ---------------------------------------------------------
                                                                             VIP III GROWTH &     MFS EMERGING
                                                         VIP III BALANCED        INCOME             GROWTH
                                                         (IQ ANNUITY(TM))    (IQ ANNUITY(TM))   (IQ ANNUITY(TM))
                                                             DIVISION           DIVISION            DIVISION (1)
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          17,114   $         50,011   $          (3,726)
  Net realized gain (loss) on sales of investments                (16,820)           (26,867)              4,195
  Change in net unrealized appreciation/depreciation
    during the period                                             (37,093)          (105,489)           (132,314)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 (36,799)           (82,345)           (131,845)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           191,130            783,465             989,145
    Contract terminations and benefits                           (239,237)          (147,319)            (18,852)
    Net transfers among investment options                        246,922            346,497              52,543
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                                   198,815            982,643           1,022,836
                                                        ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 162,016            900,298             890,991

Net assets, beginning of year                                     430,870            776,492                   -
                                                        ---------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         592,886   $      1,676,790   $         890,991
                                                        =========================================================
UNIT TRANSACTIONS
    Units purchased                                                19,346             75,445              96,983
    Units redeemed                                                (24,819)           (14,361)             (1,933)
    Units transferred                                              25,137             32,924               3,949
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                   19,664             94,008              98,999
                                                        =========================================================


SEE ACCOMPANYING NOTES.

(1)For the period May 1, 2000 (commencement of operations) to December 31,
   2000

Note: Year ended unless otherwise noted.

                                                                                       SERVICE CLASS
                                                        ----------------------------------------------------------------------------
                                                          MFS INVESTORS       MFS INVESTORS       MFS MID CAP          MFS NEW
                                                          GROWTH STOCK           TRUST              GROWTH            DISCOVERY
                                                         (IQ ANNUITY(TM))    (IQ ANNUITY(TM))   (IQ ANNUITY(TM))   (IQ ANNUITY(TM))
                                                           DIVISION (1)        DIVISION (1)       DIVISION (1)      DIVISION (1)
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (3,122)  $           (666)  $          (3,058)  $         (2,952)
  Net realized gain (loss) on sales of investments                   (188)                 -              (7,275)            (3,926)
  Change in net unrealized appreciation/depreciation
    during the period                                             (61,337)            (1,762)            (55,522)           (59,088)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 (64,647)            (2,428)            (65,855)           (65,966)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           615,882            228,319             854,688            636,761
    Contract terminations and benefits                             (8,075)              (517)            (23,732)           (26,593)
    Net transfers among investment options                         49,244             31,548              86,655             72,080
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                                   657,051            259,350             917,611            682,248
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 592,404            256,922             851,756            616,282

Net assets, beginning of year                                           -                  -                   -                  -
                                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                 $         592,404   $        256,922   $         851,756   $        616,282
                                                        ============================================================================

UNIT TRANSACTIONS
    Units purchased                                                57,426             22,838              80,750             59,259
    Units redeemed                                                   (774)               (52)             (2,285)            (2,636)
    Units transferred                                               4,610              3,192               7,658              6,456
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                   61,262             25,978              86,123             63,079
                                                        ============================================================================

                                                                    SERVICE CLASS
                                                        -------------------------------------
                                                           MFS CAPITAL         MFS TOTAL
                                                          OPPORTUNITIES         RETURN
                                                         (IQ ANNUITY(TM))    (IQ ANNUITY(TM))
                                                           DIVISION (1)        DIVISION (1)
                                                        -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $          (7,188)  $         (1,441)
  Net realized gain (loss) on sales of investments                (10,343)               352
  Change in net unrealized appreciation/depreciation
    during the period                                            (188,508)            28,728
                                                        -------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (206,039)            27,639

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         1,658,289            492,413
    Contract terminations and benefits                            (34,146)            (1,808)
    Net transfers among investment options                        446,330            148,998
                                                        -------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            2,070,473            639,603
                                                        -------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               1,864,434            667,242

Net assets, beginning of year                                           -                  -
                                                        -------------------------------------

NET ASSETS, END OF YEAR                                 $       1,864,434   $        667,242
                                                        =====================================

UNIT TRANSACTIONS
    Units purchased                                               155,199             46,023
    Units redeemed                                                 (3,331)              (169)
    Units transferred                                              41,538             13,668
                                                        -------------------------------------
Net increase (decrease) in units                                  193,406             59,522
                                                        =====================================

SEE ACCOMPANYING NOTES.

(1)For the period May 1, 2000 (commencement of operations) to December 31,
   2000

Note: Year ended unless otherwise noted.

                                                                                     SERVICE SHARES
                                                         ----------------------------------------------------------------------
                                                                             JANUS ASPEN       JANUS ASPEN
                                                            JANUS ASPEN      AGGRESSIVE          CAPITAL         JANUS ASPEN
                                                              GROWTH           GROWTH         APPRECIATION       CORE EQUITY
                                                         (IQ ANNUITY(TM))  (IQ ANNUITY(TM))  (IQ ANNUITY(TM))  (IQ ANNUITY(TM))
                                                           DIVISION (1)      DIVISION (1)      DIVISION (1)      DIVISION (1)
                                                         ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                              $    27,006      $    19,643      $       (24)     $     9,585
  Net realized gain (loss) on sales of investments              (31,928)        (136,498)          (7,675)            (231)
  Change in net unrealized appreciation/depreciation
    during the period                                          (225,019)        (219,270)        (270,174)         (27,075)
                                                         ----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (229,941)        (336,125)        (277,873)         (17,721)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                       1,298,999        1,008,918        1,613,240          214,196
    Contract terminations and benefits                          (20,584)         (15,063)        (108,851)          (1,749)
    Net transfers among investment options                      294,093          237,072          253,981          102,558
                                                         ----------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          1,572,508        1,230,927        1,758,370          315,005
                                                         ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             1,342,567          894,802        1,480,497          297,284

Net assets, beginning of year                                         -                -                -                -
                                                         ----------------------------------------------------------------------

NET ASSETS, END OF YEAR                                     $ 1,342,567      $   894,802      $ 1,480,497      $   297,284
                                                         ======================================================================

UNIT TRANSACTIONS
    Units purchased                                             130,330           94,525          152,541           20,610
    Units redeemed                                               (2,092)          (1,598)         (10,889)            (175)
    Units transferred                                            24,674           22,980           24,323           10,087
                                                         ----------------------------------------------------------------------
Net increase (decrease) in units                                152,912          115,907          165,975           30,522
                                                         ======================================================================

                                                                  SERVICE SHARES
                                                        ------------------------------------
                                                             JANUS ASPEN
                                                            INTERNATIONAL     JANUS ASPEN
                                                               GROWTH       STRATEGIC VALUE
                                                          (IQ ANNUITY(TM))  (IQ ANNUITY(TM))
                                                            DIVISION (1)      DIVISION (2)
                                                        ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                              $    23,314      $      (854)
  Net realized gain (loss) on sales of investments             (259,036)               -
  Change in net unrealized appreciation/depreciation
    during the period                                          (221,772)          (5,371)
                                                        ------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (457,494)          (6,225)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                       3,484,130          176,622
    Contract terminations and benefits                          (19,081)          (1,793)
    Net transfers among investment options                      372,378           55,170
                                                        ------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          3,837,427          229,999
                                                        ------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             3,379,933          223,774

Net assets, beginning of year                                         -                -
                                                        ------------------------------------

NET ASSETS, END OF YEAR                                     $ 3,379,933      $   223,774
                                                        ====================================

UNIT TRANSACTIONS
    Units purchased                                             353,890           17,842
    Units redeemed                                               (1,996)            (184)
    Units transferred                                            35,713            5,507
                                                        ------------------------------------
Net increase (decrease) in units                                387,607           23,165
                                                        ====================================

SEE ACCOMPANYING NOTES.

(1) For the period May 1, 2000 (commencement of operations) to December 31, 2000

(2) For the period July 10, 2000 (commencement of operations) to
    December 31, 2000

Note: Year ended unless otherwise noted.

                               Separate Account I

                                       of

                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Prior to March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. Effective March 3, 2000, Integrity and its wholly owned subsidiary, National Integrity Life Insurance Company, were acquired by the Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to a guaranteed interest division provided by Integrity, or both. Certain contract holders may also allocate or transfer a portion or all of their account values to one or more fixed guaranteed rate options of Integrity's Separate Account GPO. Certain contract holders may also allocate new contributions to a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), Janus Aspen Series ("Janus Aspen Funds"), The Legends Fund, Inc. ("Legends Funds"), Putnam Funds, Touchstone Variable Series Trust ("Touchstone Funds") and Van Kampen Life UIT Portfolios ("Van Kampen Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). The Janus Aspen Funds are managed by Janus Capital Corporation. The investment adviser of the Legends Funds is Touchstone Advisors, Inc. ("Touchstone Advisors"), a wholly owned subsidiary of W&S. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The Touchstone Funds are managed by Touchstone Advisors. The Van Kampen Funds are managed by Van Kampen Funds, Inc.

The contract holders account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has one hundred sixty-two investment divisions available (fifty-nine Fidelity VIP Funds, twenty-three MFS Funds, twenty-three Janus Aspen Funds, fifteen Putnam Funds, eight Legends Funds, twenty-four Touchstone Funds and ten Van Kampen Funds). The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable annuity life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2001 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2001 for the applicable periods) and the cost of shares held at December 31, 2001 for each division were as follows:

               DIVISION                                                  PURCHASES              SALES                COST
  -----------------------------------------------------------------------------------------------------------------------------
  Baron Small Cap (AnnuiChoice(TM))                                   $       386,412      $        56,605      $       327,032
  Baron Small Cap (IQ Annuity(TM))                                          1,688,756            1,565,778              127,918
  Gabelli Large Cap Value (AnnuiChoice(TM))                                 1,421,561              107,756            1,288,459
  Gabelli Large Cap Value (IQ Annuity(TM))                                    336,161               32,801              295,491
  Harris Bretall Sullivan & Smith Equity
     Growth (AnnuiChoice(TM))                                                 472,446               56,124              405,213
  Harris Bretall Sullivan & Smith Equity
     Growth (IQ Annuity(TM))                                                  116,921               61,076               40,839
  Third Avenue Value (AnnuiChoice(TM))                                      2,054,150              111,512            1,946,967
  Third Avenue Value (IQ Annuity(TM))                                       1,642,015              325,134            1,275,100
  Touchstone Balanced (IQ Annuity(TM))                                         64,476                  213               64,262
  Touchstone Balanced (AnnuiChoice(TM))                                       476,590                5,081              471,407
  Touchstone Bond (IQ Annuity(TM))                                            102,017               13,722               88,360
  Touchstone Bond (AnnuiChoice(TM))                                         1,481,868               89,238            1,395,917
  Touchstone Emerging Growth (IQ Annuity(TM))                               6,290,919            6,261,680               29,812
  Touchstone Emerging Growth (AnnuiChoice(TM))                                196,322               39,978              152,252
  Touchstone Enhanced 30 (IQ Annuity(TM))                                       2,191                    5                2,186
  Touchstone Enhanced 30 (AnnuiChoice(TM))                                     43,572                  165               43,394
  Touchstone Equity (IQ Annuity(TM))                                            1,579                    4                1,575
  Touchstone Equity (AnnuiChoice(TM))                                           9,778                  632                9,188

                                       85

               DIVISION                                                  PURCHASES              SALES                COST
  -----------------------------------------------------------------------------------------------------------------------------
  Touchstone Growth & Income (IQ Annuity(TM))                         $        13,694      $            33      $        13,663
  Touchstone Growth & Income (AnnuiChoice(TM))                                 40,898                  641               40,174
  Touchstone Growth/Value (IQ Annuity(TM))                                     99,768                2,799               96,004
  Touchstone Growth/Value (AnnuiChoice(TM))                                   290,304               22,133              266,699
  Touchstone High Yield (IQ Annuity(TM))                                       26,319                   37               26,281
  Touchstone High Yield (AnnuiChoice(TM))                                      60,959                  657               60,271
  Touchstone International Equity (IQ Annuity(TM))                          5,423,299            5,440,202                    -
  Touchstone International Equity (AnnuiChoice(TM))                            32,354                   77               32,266
  Touchstone Money Market (IQ Annuity(TM))                                 22,865,130           18,991,738            3,873,392
  Touchstone Money Market (AnnuiChoice(TM))                                   529,060              320,589              208,471
  Touchstone Small Cap Value (IQ Annuity(TM))                                  52,552               37,111               14,266
  Touchstone Small Cap Value (AnnuiChoice(TM))                                218,667                4,099              214,331
  Touchstone Value Plus (IQ Annuity(TM))                                       17,906                  295               17,599
  Touchstone Value Plus (AnnuiChoice(TM))                                      78,723                  357               78,335
  Van Kampen Bandwith & Telecommunication (AnnuiChoice(TM))                   151,023               11,991              129,418
  Van Kampen Bandwith & Telecommunication (IQ Annuity(TM))                      5,866                3,040                  369
  Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))                 524,760               65,046              456,150
  Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))                  275,070                6,537              268,752

                                       86

             DIVISION                                                  PURCHASES              SALES                COST
-----------------------------------------------------------------------------------------------------------------------------
   Van Kampen Internet (AnnuiChoice(TM))                            $           600      $             3      $           597
   Van Kampen Internet (IQ Annuity(TM))                                      10,960                  693                9,697
   Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM))                       230,175               18,861              208,641
   Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                          2,677                   16                2,656
   Van Kampen MS U.S. Multinational (AnnuiChoice(TM))                        14,512                7,037                6,846
   Van Kampen MS U.S. Multinational (IQ Annuity(TM))                          8,843                  615                8,166
INITIAL CLASS:
   VIP Money Market (Grandmaster(TM))                                   227,349,439          226,448,212           36,647,238
   VIP Money Market (IQ Annuity(TM))                                     48,224,103           45,090,985            8,518,653
   VIP High Income                                                       36,785,911           40,996,094           12,398,373
   VIP Equity-Income                                                     22,151,586           21,048,951           70,791,294
   VIP Growth                                                            15,982,479           34,584,230           89,729,454
   VIP Overseas                                                          18,796,895           22,937,532           21,045,878
   VIP II Investment Grade Bond (Grandmaster(TM))                        25,489,963           17,703,591           25,784,252
   VIP II Investment Grade Bond (IQ Annuity(TM))                          3,571,458            1,369,161            3,159,528
   VIP II Asset Manager                                                   3,113,696           10,280,695           32,248,829
   VIP II Index 500 (Grandmaster(TM))                                     7,492,164           19,584,956           51,411,114
   VIP II Index 500 (IQ Annuity(TM))                                      1,943,425              567,076            3,557,608
   VIP II Asset Manger: Growth                                            1,432,611            2,971,898           10,021,714
   VIP II Contrafund                                                    168,774,803          185,439,311           43,996,367
   VIP III Growth Opportunities                                           2,360,232            3,167,081           10,054,421
   VIP III Balanced                                                       2,855,102            2,811,042            4,818,384
   VIP III Growth & Income                                                3,376,518            6,213,983           15,450,865
SERVICE CLASS:
   VIP III Mid Cap (Grandmaster(TM))                                      3,630,502            8,000,061            5,315,018
   VIP III Mid Cap (IQ Annuity(TM))                                       4,224,185            3,954,850            2,110,679

                                       87

                DIVISION                                                  PURCHASES              SALES                COST
   -----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
   VIP High Income (IQ Annuity(TM))                                    $     5,487,528      $     2,703,778      $     3,386,178
   VIP Equity-Income (IQ Annuity(TM))                                        3,671,601            2,869,785            1,862,908
   VIP Growth (IQ Annuity(TM))                                               1,675,187              681,182            3,815,775
   VIP Overseas                                                             10,761,214           10,644,396              222,148
   VIP II Asset Manager (IQ Annuity(TM))                                       482,440            1,140,881              450,350
   VIP II Asset Manager: Growth (IQ Annuity(TM))                               324,665              283,630              187,359
   VIP II Contrafund (IQ Annuity(TM))                                        1,371,813              850,164            2,720,856
   VIP III Growth Opportunities (IQ Annuity(TM))                               235,585               96,387              618,263
   VIP III Balanced (IQ Annuity(TM))                                           895,769              785,934              657,831
   VIP III Growth & Income (IQ Annuity(TM))                                  1,405,430            1,121,789            1,800,079
   MFS Emerging Growth (IQ Annuity(TM))                                        746,741              256,328            1,279,931
   MFS Emerging Growth (AnnuiChoice(TM))                                       553,478              203,822              317,234
   MFS Emerging Growth (Grandmaster(TM))                                       252,529              198,436               18,036
   MFS Investors Growth Stock (IQ Annuity(TM))                                 267,749              127,071              720,302
   MFS Investors Growth Stock (AnnuiChoice(TM))                                204,066                2,413              201,278
   MFS Investors Growth Stock (Grandmaster(TM))                                359,212              221,544              104,107
   MFS Investors Trust (IQ Annuity(TM))                                        654,972              160,153              703,023
   MFS Investors Trust (AnnuiChoice(TM))                                       433,221               11,823              419,095
   MFS Investors Trust (Grandmaster(TM))                                       680,237              613,038               51,541
   MFS Mid Cap Growth (IQ Annuity(TM))                                       1,427,018              261,144            1,947,928
   MFS Mid Cap Growth (AnnuiChoice(TM))                                      1,098,115              403,191              595,666

                                       88

             DIVISION                                                  PURCHASES              SALES                COST
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
   MFS Mid Cap Growth (Grandmaster(TM))                             $     2,972,622      $       870,090      $     1,748,088
   MFS New Discovery (IQ Annuity(TM))                                    22,064,186           21,679,207              997,596
   MFS New Discovery (AnnuiChoice(TM))                                      471,698               50,776              416,561
   MFS New Discovery (Grandmaster(TM))                                      706,781              250,587              396,145
   MFS Capital Opportunities (IQ Annuity(TM))                             2,411,529              899,055            3,078,554
   MFS Capital Opportunities (AnnuiChoice(TM))                              324,391               59,347              254,126
   MFS Capital Opportunities (Grandmaster(TM))                            1,656,490               98,693            1,540,562
   MFS Total Return (IQ Annuity(TM))                                      2,688,187              416,648            2,896,944
   MFS Total Return (AnnuiChoice(TM))                                     1,912,708              165,287            1,738,630
   MFS Total Return (Grandmaster(TM))                                     1,915,353              355,981            1,534,347
   MFS Research (AnnuiChoice(TM))                                           454,661              152,068              258,462
   MFS Research (Grandmaster(TM))                                            57,970               12,791               43,531
SERVICE CLASS 2:
   VIP Money Market (IQ Annuity(TM))                                    142,620,299          121,774,912           20,845,387
   VIP Money Market (AnnuiChoice(TM))                                    19,864,787           11,887,468            7,977,319
   VIP High Income (IQ Annuity(TM))                                       1,252,835              352,624              884,736
   VIP High Income (AnnuiChoice(TM))                                        763,852              157,680              595,479
   VIP Equity-Income (IQ Annuity(TM))                                    15,419,976           14,081,267            1,305,806
   VIP Equity-Income (AnnuiChoice(TM))                                    2,916,540            1,806,694            1,079,528
   VIP Growth (IQ Annuity(TM))                                              782,889              557,914              216,681
   VIP Growth (AnnuiChoice(TM))                                           2,180,781            1,598,428              589,081
   VIP Overseas (IQ Annuity(TM))                                         38,255,438           38,415,916               61,154
   VIP Overseas (AnnuiChoice(TM))                                         1,137,799            1,038,471              107,144
   VIP Investment Grade Bond (IQ Annuity(TM))                             2,047,362              499,358            1,565,269
   VIP Investment Grade Bond (AnnuiChoice(TM))                            3,824,283              672,010            3,180,289
   VIP Asset Manager (IQ Annuity(TM))                                       323,271               31,128              290,310
   VIP Asset Manager (AnnuiChoice(TM))                                      243,705               35,008              206,776

                                       89

             DIVISION                                                  PURCHASES              SALES                COST
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   VIP Index 500 (IQ Annuity(TM))                                   $       840,578      $       207,460      $       605,248
   VIP Index 500 (AnnuiChoice(TM))                                        4,229,573            2,120,456            1,981,811
   VIP Asset Manager: Growth (IQ Annuity(TM))                                44,855                  123               44,721
   VIP Asset Manager: Growth (AnnuiChoice(TM))                              113,538                  697              112,756
   VIP Contrafund (IQ Annuity(TM))                                          542,643                6,502              535,640
   VIP Contrafund (AnnuiChoice(TM))                                         812,080               30,923              776,642
   VIP Growth Opportunities (IQ Annuity(TM))                                112,537               16,326               92,618
   VIP Growth Opportunities (AnnuiChoice(TM))                                66,648                2,088               64,411
   VIP Balanced (IQ Annuity(TM))                                            398,641               52,153              342,930
   VIP Balanced (AnnuiChoice(TM))                                         1,861,858              260,014            1,588,910
   VIP Growth & Income (IQ Annuity(TM))                                     307,737               12,925              293,633
   VIP Growth & Income (AnnuiChoice(TM))                                    594,326              123,950              462,309
   VIP Mid Cap (IQ Annuity(TM))                                          14,023,239           13,597,273              466,850
   VIP Mid Cap (AnnuiChoice(TM))                                          1,956,398              408,899            1,535,269
   VIP Aggressive Growth (IQ Annuity(TM))                                    71,189               39,070               34,398
   VIP Dynamic Capital Appreciation (IQ Annuity(TM))                          1,597                    4                1,592
   VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                        30,228                  130               30,094
SERVICE SHARES:
   Janus Aspen Growth (IQ Annuity(TM))                                      763,832              427,694            1,744,198
   Janus Aspen Growth (AnnuiChoice(TM))                                   1,417,042              417,902              905,546
   Janus Aspen Growth (Grandmaster(TM))                                     360,223              225,004               82,164
   Janus Aspen Aggressive Growth (IQ Annuity(TM))                         2,143,181            1,565,974            1,119,823
   Janus Aspen Aggressive Growth (AnnuiChoice(TM))                          661,532              348,356              289,361

                                       90

                    DIVISION                                           PURCHASES              SALES                COST
-----------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES(CONTINUED):
   Janus Aspen Aggressive Growth (Grandmaster(TM))                  $        16,554      $            78      $        16,462
   Janus Aspen Capital Appreciation (IQ Annuity(TM))                      2,429,459            1,660,185            1,994,794
   Janus Aspen Capital Appreciation (AnnuiChoice(TM))                       768,587              128,735              621,982
   Janus Aspen Capital Appreciation (Grandmaster(TM))                       950,183              424,797              404,917
   Janus Aspen Core Equity (IQ Annuity(TM))                                 473,222              145,615              603,133
   Janus Aspen Core Equity (AnnuiChoice(TM))                                254,609                1,278              253,090
   Janus Aspen Core Equity (Grandmaster(TM))                                 39,915               16,188               22,482
   Janus Aspen International Growth (IQ Annuity(TM))                     44,995,897           43,797,666            3,634,290
   Janus Aspen International Growth (AnnuiChoice(TM))                     1,352,575            1,095,959              229,993
   Janus Aspen International Growth (Grandmaster(TM))                     2,506,330            2,239,575              243,403
   Janus Aspen Strategic Value (IQ Annuity(TM))                             808,905              339,659              644,917
   Janus Aspen Strategic Value (AnnuiChoice(TM))                          1,239,217               18,702            1,217,975
   Janus Aspen Strategic Value (Grandmaster(TM))                          2,296,562              907,876            1,314,663
   Janus Aspen Balanced (AnnuiChoice(TM))                                 1,430,972               27,249            1,402,417
   Janus Aspen Balanced (Grandmaster(TM))                                   582,845               11,681              570,462
   Janus Aspen Worldwide Growth (AnnuiChoice(TM))                         1,584,538            1,034,518              523,965
   Janus Aspen Worldwide Growth (IQ Annuity(TM))                            193,554               68,858              113,499
   Janus Aspen Worldwide Growth (Grandmaster(TM))                           845,217              799,300               50,988

                                       91

                    DIVISION                                           PURCHASES              SALES                COST
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES:
   Putnam VT Growth & Income (AnnuiChoice(TM))                      $     1,417,501      $        79,791     $      1,335,183
   Putnam VT Growth & Income (IQ Annuity(TM))                               419,686               36,487              379,170
   Putnam VT Growth & Income (Grandmaster(TM))                              319,427               92,297              220,099
   Putnam VT International Growth (AnnuiChoice(TM))                       1,262,211            1,113,420              143,077
   Putnam VT International Growth (IQ Annuity(TM))                       14,471,246           14,540,141               26,899
   Putnam VT International Growth (Grandmaster(TM))                       2,482,406            2,315,549              187,863
   Putnam VT Small Cap Value (AnnuiChoice(TM))                              848,605              355,034              499,870
   Putnam VT Small Cap Value (IQ Annuity(TM))                               302,103               74,808              215,302
   Putnam VT Small Cap Value (Grandmaster(TM))                            1,175,624              345,675              784,689
   Putnam VT Technology (AnnuiChoice(TM))                                    45,749               14,583               30,261
   Putnam VT Technology (IQ Annuity(TM))                                  5,271,285            5,211,193               39,364
   Putnam VT Technology (Grandmaster(TM))                                    56,720                5,541               50,003
   Putnam VT Voyager II (AnnuiChoice(TM))                                 1,083,045               59,116            1,007,893
   Putnam VT Voyager II (IQ Annuity(TM))                                  4,362,792            4,281,884              104,243
   Putnam VT Voyager II (Grandmaster(TM))                                   110,702                7,009              103,175
                                                                                                              ---------------
                                                                                                              $   569,047,925
                                                                                                              ===============

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are three contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster"), IQ the SmartAnnuity ("IQ Annuity") and AnnuiChoice. Grandmaster and AnnuiChoice each have a deferred sales load charge and a lower mortality and expense annual rate. IQ Annuity has no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges an annual rate of 1.20% and 0.15% of net assets, IQ Annuity charges an annual rate of 1.30% and 0.15% of net assets, and AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. For all contracts, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

4.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2001 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2001 for the applicable periods).

                                                                                        AT DECEMBER 31, 2001
                                                                        ------------------------------------------------

                                                                                         UNIT VALUE
                                                                                    --------------------
                                                                        UNITS                                 NET ASSETS
   DIVISION                                                             (000s)      LOWEST       HIGHEST        (000s)
   ---------------------------------------------------------------------------------------------------------------------
   Baron Small Cap (AnnuiChoice(TM))                                        34      $  8.02      $ 10.39        $    345
   Baron Small Cap (IQ Annuity(TM))                                         14         8.05        10.44             143
   Gabelli Large Cap Value (AnnuiChoice(TM))                               153         6.86        10.54           1,198
   Gabelli Large Cap Value (IQ Annuity(TM))                                 37         7.08        10.43             300
   Harris Bretall Sullivan & Smith Equity Growth (AnnuiChoice(TM))          48         6.48        10.49             394
   Harris Bretall Sullivan & Smith Equity Growth (IQ Annuity (TM))           5         6.53        10.58              43
   Third Avenue Value (AnnuiChoice(TM))                                    186         8.89        11.48           2,010
   Third Avenue Value (IQ Annuity(TM))                                     137         8.13        10.50           1,356
   Touchstone Balanced (IQ Annuity(TM))                                      6         9.29        10.19              63
   Touchstone Balanced (AnnuiChoice(TM))                                    46         9.23        10.14             462
   Touchstone Bond (IQ Annuity(TM))                                          8         9.99        10.51              84
   Touchstone Bond (AnnuiChoice(TM))                                       128         9.89        10.67           1,330
   Touchstone Emerging Growth (IQ Annuity(TM))                               3         7.73        10.18              30
   Touchstone Emerging Growth (AnnuiChoice(TM))                             15         7.44        10.22             150
   Touchstone Enhanced 30 (IQ Annuity(TM))                                   -*        7.95        10.11               2
   Touchstone Enhanced 30 (AnnuiChoice(TM))                                  5         7.78        10.04              43
   Touchstone Equity (IQ Annuity(TM))                                        -*        7.64        10.06               2
   Touchstone Equity (AnnuiChoice(TM))                                       1         7.64        10.06              10
   Touchstone Growth & Income (IQ Annuity(TM))                               1         8.38        10.14              13
   Touchstone Growth & Income (AnnuiChoice(TM))                              4         8.12        10.14              37
   Touchstone Growth/Value (IQ Annuity(TM))                                 11         6.50        10.05              91
   Touchstone Growth/Value (AnnuiChoice(TM))                                30         7.04        10.20             262
   Touchstone High Yield (IQ Annuity(TM))                                    2         9.33        10.12              24
   Touchstone High Yield (AnnuiChoice(TM))                                   6         9.43        10.23              56

                                                                                FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                        --------------------------------------------------------
                                                                        CAPITAL GAIN      INVESTMENT
                                                                          DIVIDEND           INCOME        EXPENSE       TOTAL
                         DIVISION                                       DISTRIBUTION        RATIO (1)       RATIO       RETURN (2)
   -----------------------------------------------------------------------------------------------------------------------------
   Baron Small Cap (AnnuiChoice(TM))                                      $        -            0.00%        1.00%          1.10%
   Baron Small Cap (IQ Annuity(TM))                                                -            0.00%        1.45%          1.30%
   Gabelli Large Cap Value (AnnuiChoice(TM))                                   9,620            2.84%        1.00%        (21.80%)
   Gabelli Large Cap Value (IQ Annuity(TM))                                    1,002            2.21%        1.45%        (19.40%)
   Harris Bretall Sullivan & Smith Equity Growth (AnnuiChoice(TM))            16,722            0.00%        1.00%        (17.90%)
   Harris Bretall Sullivan & Smith Equity Growth (IQ Annuity(TM))              6,777            0.00%        1.45%        (17.40%)
   Third Avenue Value (AnnuiChoice(TM))                                            -            1.24%        1.00%          8.30%
   Third Avenue Value (IQ Annuity(TM))                                             -            1.45%        1.45%         (1.10%)
   Touchstone Balanced (IQ Annuity(TM))                                          708           20.98%        1.45%          1.70%
   Touchstone Balanced (AnnuiChoice(TM))                                       5,168           12.68%        1.00%          1.30%
   Touchstone Bond (IQ Annuity(TM))                                                -           37.00%        1.45%          2.20%
   Touchstone Bond (AnnuiChoice(TM))                                               -           19.39%        1.00%          3.90%
   Touchstone Emerging Growth (IQ Annuity(TM))                                66,868            0.00%        1.45%          1.00%
   Touchstone Emerging Growth (AnnuiChoice(TM))                               11,966            0.00%        1.00%         (2.70%)
   Touchstone Enhanced 30 (IQ Annuity(TM))                                         -            5.33%        1.45%         (4.50%)
   Touchstone Enhanced 30 (AnnuiChoice(TM))                                        -            3.94%        1.00%         (6.30%)
   Touchstone Equity (IQ Annuity(TM))                                              -            0.00%        1.45%         (3.40%)
   Touchstone Equity (AnnuiChoice(TM))                                             -            0.00%        1.00%         (3.20%)
   Touchstone Growth & Income (IQ Annuity(TM))                                   414           18.31%        1.45%         (3.70%)
   Touchstone Growth & Income (AnnuiChoice(TM))                                1,135           11.77%        1.00%         (6.60%)
   Touchstone Growth/Value (IQ Annuity(TM))                                        -            0.00%        1.45%        (18.00%)
   Touchstone Growth/Value (AnnuiChoice(TM))                                       -            0.00%        1.00%        (11.10%)
   Touchstone High Yield (IQ Annuity(TM))                                          -           70.54%        1.45%         (0.50%)
   Touchstone High Yield (AnnuiChoice(TM))                                         -           32.76%        1.00%          0.70%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                                  AT DECEMBER 31, 2001
                                                                     ------------------------------------------------
                                                                                      UNIT VALUE
                                                                     UNITS          --------------        NET ASSETS
                       DIVISION                                      (000s)      LOWEST       HIGHEST        (000s)
---------------------------------------------------------------------------------------------------------------------
   Touchstone International Equity (IQ Annuity(TM))                       -      $  8.16      $ 10.38        $     -
   Touchstone International Equity (AnnuiChoice(TM))                      4         7.64        10.00              31
   Touchstone Money Market (IQ Annuity(TM))                             385        10.00        10.05           3,872
   Touchstone Money Market (AnnuiChoice(TM))                             21        10.00        10.10             208
   Touchstone Small Cap Value (IQ Annuity(TM))                            2         7.10        10.46              17
   Touchstone Small Cap Value(AnnuiChoice(TM))                           24         7.22        10.65             251
   Touchstone Value Plus (IQ Annuity(TM))                                 2         8.26        10.12              18
   Touchstone Value Plus (AnnuiChoice(TM))                                8         8.27        10.12              80
   Van Kampen Bandwith & Telecommunication (AnnuiChoice(TM))             19         3.64        10.51              88
   Van Kampen Bandwith & Telecommunication (IQ Annuity(TM))               -*        4.56        10.27               0
   Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))           50         7.28        10.47             477
   Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))            26         8.52        11.40             271
   Van Kampen Internet (AnnuiChoice(TM))                                  -*        4.74        10.53               1
   Van Kampen Internet (IQ Annuity(TM))                                   2         3.18        10.62               8
   Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM))                    23         5.63        10.82             200
   Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                      -*        5.45        10.47               3
   Van Kampen MS U.S. Multinational (AnnuiChoice(TM))                     1         7.74        10.54               7
   Van Kampen MS U.S. Multinational (IQ Annuity(TM))                      1         7.57        10.32               8
INITIAL CLASS:
   VIP Money Market (Grandmaster(TM))                                 2,013        17.72        18.20          36,645
   VIP Money Market (IQ Annuity(TM))                                    776        10.69        10.97           8,516
   VIP High Income                                                    1,086        11.17        14.54          12,571
   VIP Equity-Income                                                  1,694        34.45        44.66          68,370
   VIP Growth                                                         1,163        44.29        69.88          64,057
   VIP Overseas                                                         872        16.48        25.39          16,764
   VIP II Investment Grade Bond (Grandmaster(TM))                     1,077        22.98        25.11          26,409

                                                                          FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                     --------------------------------------------------------
                                                                     CAPITAL GAIN       INVESTMENT
                                                                       DIVIDEND           INCOME        EXPENSE       TOTAL
                      DIVISION                                       DISTRIBUTION        RATIO (1)       RATIO       RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------

   Touchstone International Equity (IQ Annuity(TM))                    $        -            0.00%        1.45%         (6.80%)
   Touchstone International Equity (AnnuiChoice(TM))                            -            0.00%        1.00%        (12.60%)
   Touchstone Money Market (IQ Annuity(TM))                                     -            2.29%        1.45%          0.50%
   Touchstone Money Market (AnnuiChoice(TM))                                    -            2.79%        1.00%          1.00%
   Touchstone Small Cap Value (IQ Annuity(TM))                                  -            1.10%        1.45%          4.40%
   Touchstone Small Cap Value (AnnuiChoice(TM))                                 -            1.35%        1.00%          6.30%
   Touchstone Value Plus (IQ Annuity(TM))                                       -            6.35%        1.45%         (3.30%)
   Touchstone Value Plus (AnnuiChoice(TM))                                      -            4.66%        1.00%         (3.10%)
   Van Kampen Bandwith & Telecommunication (AnnuiChoice(TM))                    -            0.65%        1.00%        (53.30%)
   Van Kampen Bandwith & Telecommunication (IQ Annuity(TM))                     -            0.21%        1.45%        (41.60%)
   Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))                  -            0.54%        1.00%         (4.60%)
   Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))                   -            0.95%        1.45%          3.60%
   Van Kampen Internet (AnnuiChoice(TM))                                        -            0.00%        1.00%        (31.80%)
   Van Kampen Internet (IQ Annuity(TM))                                         -            0.00%        1.45%        (54.30%)
   Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM))                           -            0.39%        1.00%        (13.60%)
   Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                            -            0.61%        1.45%        (16.50%)
   Van Kampen MS U.S. Multinational (AnnuiChoice(TM))                           -            1.18%        1.00%         (6.80%)
   Van Kampen MS U.S. Multinational (IQ Annuity(TM))                            -            1.93%        1.45%         (9.00%)
INITIAL CLASS:
   VIP Money Market (Grandmaster(TM))                                           -            4.07%        1.35%          2.77%
   VIP Money Market (IQ Annuity(TM))                                            -            3.88%        1.45%          2.62%
   VIP High Income                                                              -           18.40%        1.35%        (12.93%)
   VIP Equity-Income                                                    3,444,111            1.65%        1.35%         (6.25%)
   VIP Growth                                                           6,973,246            0.09%        1.35%        (18.77%)
   VIP Overseas                                                         2,201,578            6.39%        1.35%        (22.22%)
   VIP II Investment Grade Bond (Grandmaster(TM))                               -            3.83%        1.35%          6.98%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                                           AT DECEMBER 31, 2001
                                                                            -------------------------------------------------
                                                                                               UNIT VALUE
                                                                             UNITS        --------------------     NET ASSETS
                             DIVISION                                       (000s)         LOWEST      HIGHEST        (000s)
-----------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS(CONTINUED):
   VIP II Investment Grade Bond (IQ Annuity(TM))                              280     $     10.97    $   11.98      $   3,281
   VIP II Asset Manager                                                       988           25.59        30.93         28,409
   VIP II Index 500 (Grandmaster(TM))                                       1,742           22.12        31.52         45,790
   VIP II Index 500 (IQ Annuity(TM))                                          363            7.38        10.52          3,180
   VIP II Asset Manger: Growth                                                435           15.51        20.59          7,941
   VIP II Contrafund                                                        1,777           21.68        28.25         44,051
   VIP III Growth Opportunities                                               737            8.70        12.46          7,658
   VIP III Balanced                                                           376           11.01        13.17          4,668
   VIP III Growth & Income                                                    890           12.31        15.90         12,702
SERVICE CLASS:
   VIP III Mid Cap (Grandmaster(TM))                                          340           14.47        16.66          5,598
   VIP III Mid Cap (IQ Annuity(TM))                                           130           15.19        17.50          2,239
   VIP High Income (IQ Annuity(TM))                                           510            6.39         8.33          3,376
   VIP Equity-Income (IQ Annuity(TM))                                         196            8.31        10.78          1,908
   VIP Growth (IQ Annuity(TM))                                                332            7.28        11.51          3,012
   VIP Overseas                                                                25            7.24        11.18            214
   VIP II Asset Manager (IQ Annuity(TM))                                       49            8.26        10.00            455
   VIP II Asset Manager: Growth (IQ Annuity(TM))                               23            6.97         9.26            187
   VIP II Contrafund (IQ Annuity(TM))                                         262            8.12        10.60          2,431
   VIP III Growth Opportunities (IQ Annuity(TM))                               76            5.76         8.26            522
   VIP III Balanced (IQ Annuity(TM))                                           73            8.16         9.77            675
   VIP III Growth & Income (IQ Annuity(TM))                                   187            7.76        10.03          1,679
   MFS Emerging Growth (IQ Annuity(TM))                                       159            4.62         8.80            939
   MFS Emerging Growth (AnnuiChoice(TM))                                       43            5.52        10.24            300
   MFS Emerging Growth (Grandmaster(TM))                                        2            6.23        10.00             18
   MFS Investors Growth Stock (IQ Annuity(TM))                                 76            5.86         9.86            542
   MFS Investors Growth Stock (AnnuiChoice(TM))                                23            7.40        11.01            207
   MFS Investors Growth Stock (Grandmaster(TM))                                12            6.93        10.33            105
   MFS Investors Trust (IQ Annuity(TM))                                        79            7.08         9.86            647
   MFS Investors Trust (AnnuiChoice(TM))                                       48            7.25        10.00            404
   MFS Investors Trust (Grandmaster(TM))                                        6            7.78        10.35             52

                                                                                FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                     ----------------------------------------------------------
                                                                     CAPITAL GAIN      INVESTMENT
                                                                       DIVIDEND          INCOME        EXPENSE       TOTAL
                      DIVISION                                       DISTRIBUTION       RATIO (1)       RATIO      RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
   VIP II Investment Grade Bond (IQ Annuity(TM))                       $        -            1.90%        1.45%          6.85%
   VIP II Asset Manager                                                   580,365            4.74%        1.35%         (5.40%)
   VIP II Index 500 (Grandmaster(TM))                                           -            1.33%        1.35%        (13.29%)
   VIP II Index 500 (IQ Annuity(TM))                                            -            0.91%        1.45%        (13.44%)
   VIP II Asset Manger: Growth                                            348,428            3.26%        1.35%         (8.65%)
   VIP II Contrafund                                                    1,873,817            0.99%        1.35%        (13.44%)
   VIP III Growth Opportunities                                                 -            0.44%        1.35%        (15.60%)
   VIP III Balanced                                                             -            3.08%        1.35%         (2.89%)
   VIP III Growth & Income                                                701,598            1.49%        1.35%         (9.97%)
SERVICE CLASS:
   VIP III Mid Cap (Grandmaster(TM))                                            -            0.00%        1.35%         (4.69%)
   VIP III Mid Cap (IQ Annuity(TM))                                             -            0.00%        1.45%         (4.74%)
   VIP High Income (IQ Annuity(TM))                                             -           20.91%        1.45%        (13.12%)
   VIP Equity-Income (IQ Annuity(TM))                                      73,106            1.24%        1.45%         (6.44%)
   VIP Growth (IQ Annuity(TM))                                            214,741            0.00%        1.45%        (18.89%)
   VIP Overseas                                                            97,114           11.34%        1.45%        (22.43%)
   VIP II Asset Manager (IQ Annuity(TM))                                   18,978            3.82%        1.45%         (5.70%)
   VIP II Asset Manager: Growth (IQ Annuity(TM))                            8,824            2.62%        1.45%         (8.89%)
   VIP II Contrafund (IQ Annuity(TM))                                      65,461            0.64%        1.45%        (13.59%)
   VIP III Growth Opportunities (IQ Annuity(TM))                                -            0.25%        1.45%        (15.69%)
   VIP III Balanced (IQ Annuity(TM))                                            -            2.48%        1.45%         (3.16%)
   VIP III Growth & Income (IQ Annuity(TM))                                74,437            1.06%        1.45%        (10.20%)
   MFS Emerging Growth (IQ Annuity(TM))                                    52,743            0.00%        1.45%        (34.56%)
   MFS Emerging Growth (AnnuiChoice(TM))                                    3,681            0.00%        1.00%        (29.50%)
   MFS Emerging Growth (Grandmaster(TM))                                       -             0.00%        1.35%        (20.50%)
   MFS Investors Growth Stock (IQ Annuity(TM))                                117            0.89%        1.45%        (25.96%)
   MFS Investors Growth Stock (AnnuiChoice(TM))                                10            0.55%        1.00%         (9.50%)
   MFS Investors Growth Stock (Grandmaster(TM))                                 -            0.00%        1.35%        (15.30%)
   MFS Investors Trust (IQ Annuity(TM))                                    12,710            0.60%        1.45%        (17.29%)
   MFS Investors Trust (AnnuiChoice(TM))                                    1,722            0.27%        1.00%        (16.20%)
   MFS Investors Trust (Grandmaster(TM))                                        -            0.00%        1.35%        (10.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                                           AT DECEMBER 31, 2001
                                                                            -------------------------------------------------
                                                                                               UNIT VALUE
                                                                             UNITS        --------------------     NET ASSETS
                             DIVISION                                       (000s)         LOWEST      HIGHEST        (000s)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
   MFS Mid Cap Growth (IQ Annuity(TM))                                        217    $       5.96  $     10.76  $       1,744
   MFS Mid Cap Growth (AnnuiChoice(TM))                                        83            5.70        10.20            636
   MFS Mid Cap Growth (Grandmaster(TM))                                       230            5.99        10.67          1,859
   MFS New Discovery (IQ Annuity(TM))                                         112            6.93        10.51          1,024
   MFS New Discovery (AnnuiChoice(TM))                                         46            7.24        10.48            442
   MFS New Discovery (Grandmaster(TM))                                         45            6.92        10.02            411
   MFS Capital Opportunities (IQ Annuity(TM))                                 343            5.85        10.51          2,488
   MFS Capital Opportunities (AnnuiChoice(TM))                                 33            5.95        10.01            245
   MFS Capital Opportunities (Grandmaster(TM))                                192            6.46        10.40          1,540
   MFS Total Return (IQ Annuity(TM))                                          262           10.13        11.49          2,887
   MFS Total Return (AnnuiChoice(TM))                                         178            9.12        10.33          1,773
   MFS Total Return (Grandmaster(TM))                                         159            9.00        10.21          1,558
   MFS Research (AnnuiChoice(TM))                                              32            6.28        10.12            242
   MFS Research (Grandmaster(TM))                                               5            7.28        10.53             43
SERVICE CLASS 2:
   VIP Money Market (IQ Annuity(TM))                                        2,062           10.00        10.11         20,848
   VIP Money Market (AnnuiChoice(TM))                                         777           10.00        10.26          7,975
   VIP High Income (IQ Annuity(TM))                                            99            8.70        10.18            895
   VIP High Income (AnnuiChoice(TM))                                           72            7.79        10.00            581
   VIP Equity-Income (IQ Annuity(TM))                                         141            8.01        10.41          1,324
   VIP Equity-Income (AnnuiChoice(TM))                                        117            8.01        10.39          1,097
   VIP Growth (IQ Annuity(TM))                                                 26            6.83        10.00            217
   VIP Growth (AnnuiChoice(TM))                                                75            6.37        10.04            593
   VIP Overseas (IQ Annuity(TM))                                                8            6.90        10.02             62
   VIP Overseas (AnnuiChoice(TM))                                              13            6.61        10.06            103
   VIP Investment Grade Bond (IQ Annuity(TM))                                 150            9.90        10.64          1,561
   VIP Investment Grade Bond (AnnuiChoice(TM))                                303            9.98        10.88          3,215
   VIP Asset Manager (IQ Annuity(TM))                                          31            8.63        10.19            299
   VIP Asset Manager (AnnuiChoice(TM))                                         22            8.39        10.15            212
   VIP Index 500 (IQ Annuity(TM))                                              67            7.72        10.51            617
   VIP Index 500 (AnnuiChoice(TM))                                            251            7.07        10.07          2,107
   VIP Asset Manager: Growth (IQ Annuity(TM))                                   5            7.93        10.02             46

                                                                                FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                     ----------------------------------------------------------
                                                                     CAPITAL GAIN     INVESTMENT
                                                                       DIVIDEND         INCOME         EXPENSE       TOTAL
                      DIVISION                                       DISTRIBUTION      RATIO (1)        RATIO       RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS(CONTINUED):
   MFS Mid Cap Growth (IQ Annuity(TM))                                    $     -            0.99%        1.45%        (18.81%)
   MFS Mid Cap Growth (AnnuiChoice(TM))                                         -            0.43%        1.00%        (23.20%)
   MFS Mid Cap Growth (Grandmaster(TM))                                         -            0.00%        1.35%        (19.30%)
   MFS New Discovery (IQ Annuity(TM))                                       1,298            2.76%        1.45%         (6.65%)
   MFS New Discovery (AnnuiChoice(TM))                                         53            1.11%        1.00%         (4.60%)
   MFS New Discovery (Grandmaster(TM))                                          -            0.00%        1.35%         (8.90%)
   MFS Capital Opportunities (IQ Annuity(TM))                              72,100            4.21%        1.45%        (24.79%)
   MFS Capital Opportunities (AnnuiChoice(TM))                              1,026            1.46%        1.00%        (26.20%)
   MFS Capital Opportunities (Grandmaster(TM))                                  -            0.00%        1.35%        (19.90%)
   MFS Total Return (IQ Annuity(TM))                                       27,893            2.16%        1.45%         (1.52%)
   MFS Total Return (AnnuiChoice(TM))                                       3,725            0.88%        1.00%         (0.40%)
   MFS Total Return (Grandmaster(TM))                                           -            0.00%        1.35%         (1.80%)
   MFS Research (AnnuiChoice(TM))                                          16,157            0.83%        1.00%        (24.90%)
   MFS Research (Grandmaster(TM))                                               -            0.00%        1.35%        (12.90%)
SERVICE CLASS 2:
   VIP Money Market (IQ Annuity(TM))                                            -            2.87%        1.45%          1.10%
   VIP Money Market (AnnuiChoice(TM))                                           -            2.89%        1.00%          2.60%
   VIP High Income (IQ Annuity(TM))                                             -            0.00%        1.45%         (9.90%)
   VIP High Income (AnnuiChoice(TM))                                            -            0.00%        1.00%        (19.30%)
   VIP Equity-Income (IQ Annuity(TM))                                           -            0.00%        1.45%         (6.20%)
   VIP Equity-Income (AnnuiChoice(TM))                                      3,457            0.23%        1.00%         (6.10%)
   VIP Growth (IQ Annuity(TM))                                                  -            0.00%        1.45%        (15.10%)
   VIP Growth (AnnuiChoice(TM))                                             1,297            0.00%        1.00%        (20.70%)
   VIP Overseas (IQ Annuity(TM))                                                -            0.00%        1.45%        (19.60%)
   VIP Overseas (AnnuiChoice(TM))                                             347            0.51%        1.00%        (22.90%)
   VIP Investment Grade Bond (IQ Annuity(TM))                                   -            0.00%        1.45%          3.80%
   VIP Investment Grade Bond (AnnuiChoice(TM))                                  -            0.26%        1.00%          6.20%
   VIP Asset Manager (IQ Annuity(TM))                                           -            0.00%        1.45%         (3.20%)
   VIP Asset Manager (AnnuiChoice(TM))                                        216            0.89%        1.00%         (5.60%)
   VIP Index 500 (IQ Annuity(TM))                                               -            0.00%        1.45%         (8.40%)
   VIP Index 500 (AnnuiChoice(TM))                                              -            0.06%        1.00%        (16.00%)
   VIP Asset Manager: Growth (IQ Annuity(TM))                                   -            0.00%        1.45%         (6.60%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                                           AT DECEMBER 31, 2001
                                                                            -------------------------------------------------
                                                                                               UNIT VALUE
                                                                             UNITS         -------------------     NET ASSETS
                             DIVISION                                       (000s)         LOWEST      HIGHEST        (000s)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2(CONTINUED):
   VIP Asset Manager: Growth (AnnuiChoice(TM))                                 12      $     7.62   $    10.00    $       108
   VIP Contrafund (IQ Annuity(TM))                                             56            8.38        10.39            533
   VIP Contrafund (AnnuiChoice(TM))                                            86            7.87        10.04            778
   VIP Growth Opportunities (IQ Annuity(TM))                                   11            7.55        10.13             97
   VIP Growth Opportunities (AnnuiChoice(TM))                                   7            7.81        10.63             63
   VIP Balanced (IQ Annuity(TM))                                               36            8.61        10.28            352
   VIP Balanced (AnnuiChoice(TM))                                             170            8.48        10.13          1,629
   VIP Growth & Income (IQ Annuity(TM))                                        32            8.16        10.31            299
   VIP Growth & Income (AnnuiChoice(TM))                                       52            7.84        10.12            470
   VIP Mid Cap (IQ Annuity(TM))                                                45            9.14        10.46            472
   VIP Mid Cap (AnnuiChoice(TM))                                              159            8.96        10.25          1,621
   VIP Aggressive Growth (IQ Annuity(TM))                                       4            7.50        10.06             35
   VIP Dynamic Capital Appreciation (IQ Annuity(TM))                            -*           7.16        10.00              2
   VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                           3            7.68        12.23             31
SERVICE SHARES:
   Janus Aspen Growth (IQ Annuity(TM))                                        191            5.36         9.70          1,237
   Janus Aspen Growth (AnnuiChoice(TM))                                       143            5.64        10.01            977
   Janus Aspen Growth (Grandmaster(TM))                                         9            6.50        10.52             72
   Janus Aspen Aggressive Growth (IQ Annuity(TM))                             210            3.86         8.39            965
   Janus Aspen Aggressive Growth (AnnuiChoice(TM))                             52            4.62        10.00            285
   Janus Aspen Aggressive Growth (Grandmaster(TM))                              2            7.26        10.09             16
   Janus Aspen Capital Appreciation (IQ Annuity(TM))                          263            5.90         9.31          1,804
   Janus Aspen Capital Appreciation (AnnuiChoice(TM))                          79            6.60        10.39            612
   Janus Aspen Capital Appreciation (Grandmaster(TM))                          47            7.15        10.60            391
   Janus Aspen Core Equity (IQ Annuity(TM))                                    65            7.14         9.91            552
   Janus Aspen Core Equity (AnnuiChoice(TM))                                   28            7.31        10.12            246
   Janus Aspen Core Equity (Grandmaster(TM))                                    3            7.72        10.47             24

                                                                                FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                     ----------------------------------------------------------
                                                                     CAPITAL GAIN      INVESTMENT
                                                                        DIVIDEND         INCOME        EXPENSE        TOTAL
                      DIVISION                                       DISTRIBUTION       RATIO (1)       RATIO       RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   VIP Asset Manager: Growth (AnnuiChoice(TM))                              $   -            0.00%        1.00%        (10.10%)
   VIP Contrafund (IQ Annuity(TM))                                              -            0.00%        1.45%         (4.20%)
   VIP Contrafund (AnnuiChoice(TM))                                           883            0.07%        1.00%         (9.90%)
   VIP Growth Opportunities (IQ Annuity(TM))                                    -            0.00%        1.45%         (9.80%)
   VIP Growth Opportunities (AnnuiChoice(TM))                                   -            0.00%        1.00%         (6.70%)
   VIP Balanced (IQ Annuity(TM))                                                -            0.00%        1.45%         (3.00%)
   VIP Balanced (AnnuiChoice(TM))                                               -            0.04%        1.00%         (4.40%)
   VIP Growth & Income (IQ Annuity(TM))                                         -            0.00%        1.45%         (5.40%)
   VIP Growth & Income (AnnuiChoice(TM))                                      291            0.05%        1.00%         (9.10%)
   VIP Mid Cap (IQ Annuity(TM))                                                 -            0.00%        1.45%          3.90%
   VIP Mid Cap (AnnuiChoice(TM))                                                -            0.00%        1.00%          2.10%
   VIP Aggressive Growth (IQ Annuity(TM))                                       -            0.00%        1.45%         (5.50%)
   VIP Dynamic Capital Appreciation (IQ Annuity(TM))                            -            0.00%        1.45%         (9.50%)
   VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                           -            0.00%        1.00%         (2.90%)
SERVICE SHARES:
   Janus Aspen Growth (IQ Annuity(TM))                                      2,772            0.00%        1.45%        (26.08%)
   Janus Aspen Growth (AnnuiChoice(TM))                                       520            0.00%        1.00%        (31.60%)
   Janus Aspen Growth (Grandmaster(TM))                                       441            0.00%        1.35%        (21.10%)
   Janus Aspen Aggressive Growth (IQ Annuity(TM))                               -            0.00%        1.45%        (40.41%)
   Janus Aspen Aggressive Growth (AnnuiChoice(TM))                              -            0.00%        1.00%        (45.00%)
   Janus Aspen Aggressive Growth (Grandmaster(TM))                              -            0.00%        1.35%        (13.50%)
   Janus Aspen Capital Appreciation (IQ Annuity(TM))                            -            0.95%        1.45%        (22.98%)
   Janus Aspen Capital Appreciation (AnnuiChoice(TM))                           -            0.87%        1.00%        (23.00%)
   Janus Aspen Capital Appreciation (Grandmaster(TM))                           -            1.50%        1.35%        (16.70%)
   Janus Aspen Core Equity (IQ Annuity(TM))                                15,214            0.48%        1.45%        (13.35%)
   Janus Aspen Core Equity (AnnuiChoice(TM))                                2,115            0.64%        1.00%        (13.50%)
   Janus Aspen Core Equity (Grandmaster(TM))                                   29            0.57%        1.35%         (8.70%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                                           AT DECEMBER 31, 2001
                                                                            -------------------------------------------------
                                                                                               UNIT VALUE
                                                                             UNITS         -------------------     NET ASSETS
                             DIVISION                                       (000s)         LOWEST      HIGHEST        (000s)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen International Growth (IQ Annuity(TM))                          581        $   5.45       $ 9.08     $    3,821
   Janus Aspen International Growth (AnnuiChoice(TM))                          32            6.08        10.04            233
   Janus Aspen International Growth (Grandmaster(TM))                          30            6.95        10.33            249
   Janus Aspen Strategic Value (IQ Annuity(TM))                                72            7.55        10.27            630
   Janus Aspen Strategic Value (AnnuiChoice(TM))                              141            7.41        10.06          1,211
   Janus Aspen Strategic Value (Grandmaster(TM))                              144            7.80        10.22          1,299
   Janus Aspen Balanced (AnnuiChoice(TM))                                     149            8.65        10.01          1,404
   Janus Aspen Balanced (Grandmaster(TM))                                      60            8.84        10.20            573
   Janus Aspen Worldwide Growth (AnnuiChoice(TM))                              73            6.09        10.07            540
   Janus Aspen Worldwide Growth (IQ Annuity(TM))                               14            7.07        10.17            116
   Janus Aspen Worldwide Growth (Grandmaster(TM))                               6            6.97        10.41             50
CLASS 1B SHARES:
   Putnam VT Growth & Income (AnnuiChoice(TM))                                141            8.27        10.56          1,333
   Putnam VT Growth & Income (IQ Annuity(TM))                                  41            8.09        10.00            378
   Putnam VT Growth & Income (Grandmaster(TM))                                 24            8.12        10.39            220
   Putnam VT International Growth (AnnuiChoice(TM))                            18            6.82        10.10            142
   Putnam VT International Growth (IQ Annuity(TM))                              3            7.60        10.00             28
   Putnam VT International Growth (Grandmaster(TM))                            22            7.45        10.00            194
   Putnam VT Small Cap Value (AnnuiChoice(TM))                                 47            9.04        11.50            531
   Putnam VT Small Cap Value (IQ Annuity(TM))                                  24            8.13        10.33            242
   Putnam VT Small Cap Value (Grandmaster(TM))                                 78            8.60        10.93            845
   Putnam VT Technology (AnnuiChoice(TM))                                       3            6.50        12.24             27
   Putnam VT Technology (IQ Annuity(TM))                                        4            6.52        10.78             39

                                                                                FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                     ----------------------------------------------------------
                                                                     CAPITAL GAIN      INVESTMENT
                                                                        DIVIDEND         INCOME        EXPENSE        TOTAL
                      DIVISION                                       DISTRIBUTION        RATIO (1)       RATIO       RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen International Growth (IQ Annuity(TM))                      $     -            0.65%        1.45%        (24.54%)
   Janus Aspen International Growth (AnnuiChoice(TM))                           -            0.82%        1.00%        (26.50%)
   Janus Aspen International Growth (Grandmaster(TM))                           -            1.64%        1.35%        (16.10%)
   Janus Aspen Strategic Value (IQ Annuity(TM))                                 -            0.26%        1.45%         (9.73%)
   Janus Aspen Strategic Value (AnnuiChoice(TM))                                -            0.11%        1.00%        (14.30%)
   Janus Aspen Strategic Value (Grandmaster(TM))                                -            0.36%        1.35%         (9.90%)
   Janus Aspen Balanced (AnnuiChoice(TM))                                       -            2.82%        1.00%         (5.80%)
   Janus Aspen Balanced (Grandmaster(TM))                                       -            4.02%        1.35%         (3.80%)
   Janus Aspen Worldwide Growth (AnnuiChoice(TM))                               -            0.32%        1.00%        (26.40%)
   Janus Aspen Worldwide Growth (IQ Annuity(TM))                                -            0.35%        1.45%        (14.70%)
   Janus Aspen Worldwide Growth (Grandmaster(TM))                               -            0.23%        1.35%        (15.90%)
CLASS 1B SHARES:
   Putnam VT Growth & Income (AnnuiChoice(TM))                                899            0.27%        1.00%         (5.70%)
   Putnam VT Growth & Income (IQ Annuity(TM))                                   -            0.00%        1.45%         (7.80%)
   Putnam VT Growth & Income (Grandmaster(TM))                                  -            0.00%        1.35%         (7.50%)
   Putnam VT International Growth (AnnuiChoice(TM))                         3,814            0.11%        1.00%        (19.30%)
   Putnam VT International Growth (IQ Annuity(TM))                              -            0.00%        1.45%        (10.20%)
   Putnam VT International Growth (Grandmaster(TM))                             -            0.00%        1.35%        (11.90%)
   Putnam VT Small Cap Value (AnnuiChoice(TM))                                196            0.00%        1.00%         14.10%
   Putnam VT Small Cap Value (IQ Annuity(TM))                                   -            0.00%        1.45%          2.50%
   Putnam VT Small Cap Value (Grandmaster(TM))                                  -            0.00%        1.35%          8.40%
   Putnam VT Technology (AnnuiChoice(TM))                                       -            0.00%        1.00%        (11.10%)
   Putnam VT Technology (IQ Annuity(TM))                                        -            0.00%        1.45%        (10.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                           AT DECEMBER 31, 2001
                                                                            -------------------------------------------------
                                                                                               UNIT VALUE
                                                                             UNITS         -------------------     NET ASSETS
                             DIVISION                                       (000s)         LOWEST      HIGHEST        (000s)
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT Technology (Grandmaster(TM))                                       6         $  5.52   $    10.41          $  45
   Putnam VT Voyager II (AnnuiChoice(TM))                                     149            5.15        10.40            995
   Putnam VT Voyager II (IQ Annuity(TM))                                       13            6.39        11.05            105
   Putnam VT Voyager II (Grandmaster(TM))                                      12            6.43        10.00            104

                                                                                FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                     ----------------------------------------------------------
                                                                     CAPITAL GAIN      INVESTMENT
                                                                        DIVIDEND         INCOME        EXPENSE        TOTAL
                      DIVISION                                       DISTRIBUTION        RATIO (1)      RATIO       RETURN (2)
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT Technology (Grandmaster(TM))                                   $   -            0.00%        1.35%        (24.60%)
   Putnam VT Voyager II (AnnuiChoice(TM))                                       -            0.00%        1.00%        (33.20%)
   Putnam VT Voyager II (IQ Annuity(TM))                                        -            0.00%        1.45%        (17.30%)
   Putnam VT Voyager II (Grandmaster(TM))                                       -            0.00%        1.35%        (16.60%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                        Integrity Life Insurance Company

                              Financial Statements,
                                (Statutory Basis)

                     Years Ended December 31, 2001 and 2000




                                    CONTENTS

Report of Independent Auditors                                        1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                      2
Statements of Operations (Statutory Basis)                            4
Statements of Changes in Capital and Surplus (Statutory Basis)        5
Statements of Cash Flows (Statutory Basis)                            6
Notes to Financial Statements (Statutory Basis)                       8

                         Report of Independent Auditors

Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 2001 and 2000, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Integrity Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

As discussed in Note B to the financial statements, in 2001 Integrity Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Department of Insurance.

April 5, 2002                                            /s/ Ernst & Young LLP
Cincinnati, Ohio

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)


                                                                                     DECEMBER 31,
                                                                                2001              2000
                                                                          ------------------------------------
                                                                                    (IN THOUSANDS)

ADMITTED ASSETS
Cash and invested assets:
    Bonds                                                                       $ 1,349,888       $ 1,422,318
    Preferred stocks                                                                 85,631            80,310
    Investment in common stock of subsidiary                                         58,908            72,422
    Non-affiliated common stocks                                                     54,878               121
    Mortgage loans                                                                   19,589            21,318
    Policy loans                                                                    110,235           107,400
    Cash and short-term investments                                                  27,739            21,608
    Other invested assets                                                             9,076            18,854
    Receivable for securities                                                             -             1,736
                                                                          ------------------------------------
Total cash and invested assets                                                    1,715,944         1,746,087

Separate account assets                                                           1,636,626         1,526,535
Accrued investment income                                                            22,241            34,490
Federal income tax recoverable                                                       15,288            16,502
Other admitted assets                                                                 4,827             2,677

                                                                          ------------------------------------
Total admitted assets                                                           $ 3,394,926       $ 3,326,291
                                                                          ====================================


                                                                                     DECEMBER 31,
                                                                                2001              2000
                                                                          ------------------------------------
                                                                                    (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                 $ 1,553,986       $ 1,591,106
      Unpaid claims                                                                     146               146
      Deposits on policies to be issued, net                                          2,332               747
                                                                          ------------------------------------
    Total policy and contract liabilities                                         1,556,464         1,591,999

    Separate account liabilities                                                  1,608,626         1,498,535
    Accounts payable and accrued expenses                                            10,408             9,533
    Transfers from separate accounts due, net                                       (38,444)          (33,165)
    Reinsurance balances payable                                                      1,324               915
    Payable for securities                                                            1,473             5,440
    Asset valuation reserve                                                          31,530            22,024
    Interest maintenance reserve                                                     18,914            23,357
    Payable to affiliates                                                                 -            15,210
    Other liabilities                                                                 2,254             3,933
                                                                          ------------------------------------
Total liabilities                                                                 3,192,549         3,137,781

Capital and surplus:
    Common stock, $2 par value, 1,500,000 shares
      authorized, issued and outstanding                                              3,000             3,000
    Paid-in surplus                                                                 299,232           294,330
    Unassigned deficit                                                              (99,855)         (108,820)
                                                                          ------------------------------------
Total capital and surplus                                                           202,377           188,510
                                                                          ------------------------------------
Total liabilities and capital and surplus                                       $ 3,394,926       $ 3,326,291
                                                                          ====================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company
                   Statements of Operations (Statutory Basis)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                       2001              2000
                                                                                -------------------------------------
                                                                                           (IN THOUSANDS)
Premiums and other revenues:
    Premiums and annuity considerations                                                  $ 392,201          $ 13,365
    Deposit-type funds                                                                           -           179,266
    Net investment income                                                                  118,798           133,428
    Amortization of the interest maintenance reserve                                           820             1,461
    Reserve adjustments on reinsurance ceded                                                (1,631)          (10,935)
    Fees from management of separate account mutual funds                                   12,230            14,627
    Surrender charges                                                                        3,352             6,462
    Other revenues                                                                           5,379             3,703
    Gain on settlement of notes payable                                                          -            22,716
                                                                                -------------------------------------
Total premiums and other revenues                                                          531,149           364,093

Benefits paid or provided:
    Death benefits                                                                           4,705             5,984
    Annuity benefits                                                                        79,498            79,598
    Surrender benefits                                                                     251,622           438,338
    Interest on funds left on deposit                                                            -               299
    Payments on supplementary contracts                                                      1,642            14,962
    Decrease in reserves and deposit fund liabilities                                      (43,136)         (135,066)
    Other benefits                                                                           2,333                 -
                                                                                -------------------------------------
Total benefits paid or provided                                                            296,664           404,115

Insurance expenses and other deductions :
    Commissions                                                                             20,873            11,512
    General expenses                                                                        21,158            27,803
    Taxes, licenses and fees                                                                   484             1,371
    Net transfers to (from) separate accounts                                              182,691           (91,432)
    Other expenses                                                                           2,668             2,897
                                                                                -------------------------------------
Total insurance expenses and other deductions                                              227,874           (47,849)
                                                                                -------------------------------------
Gain from operations before federal income taxes and
    net realized capital losses                                                              6,611             7,827

Federal income tax expense (benefit)                                                            65            (7,552)
                                                                                -------------------------------------
Gain from operations before net realized capital losses                                      6,546            15,379

Net realized capital losses, excluding realized capital
    losses, net of tax, transferred to the interest
    maintenance reserve (2001-$(3,623); 2000-$(1,888))                                     (11,814)           (7,117)
                                                                                -------------------------------------
Net income (loss)                                                                         $ (5,268)          $ 8,262
                                                                                =====================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2001 and 2000


                                             COMMON STOCK     PAID-IN SURPLUS  UNASSIGNED DEFICIT TOTAL CAPITAL AND SURPLUS
                                          ---------------------------------------------------------------------------
                                                                        (IN THOUSANDS)

Balance, January 1, 2000                             $ 3,000         $ 173,506          $ (91,894)          $ 84,612
Net income                                                                                  8,262              8,262
Net change in unrealized gain
    of subsidiary                                                                         (24,581)           (24,581)
Net change in nonadmitted
    assets and related items                                                                  641                641
Change in reserve (change
    in valuation basis)                                                                   (14,162)           (14,162)
Decrease in asset valuation
    reserve                                                                                 2,918              2,918
Change in surplus in
    separate accounts                                                                       9,996              9,996
Capital contribution                                                   120,824                               120,824
                                          ---------------------------------------------------------------------------
Balance, December 31, 2000                             3,000           294,330           (108,820)           188,510

Net loss                                                                                   (5,268)            (5,268)
Cumulative effect of changes
    in accounting principles                                                              (65,058)           (65,058)
Change in net deferred income tax                                                             508                508
Net change in unrealized gain
    of subsidiary                                                                          19,553             19,553
Net change in unrealized gain
    on investment securities                                                               44,052             44,052
Net change in nonadmitted
    assets and related items                                                               27,630             27,630
Change in reserve (change
    in valuation basis)                                                                   (10,751)           (10,751)
Increase in asset valuation
    reserve                                                                                (9,506)            (9,506)
Change in surplus in
    separate accounts                                                                       7,805              7,805
Capital contribution                                                     4,902                                 4,902
                                          ---------------------------------------------------------------------------
Balance, December 31, 2001                           $ 3,000         $ 299,232          $ (99,855)         $ 202,377
                                          ===========================================================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)


                                                                                YEAR ENDED DECEMBER 31,
                                                                                2001               2000
                                                                          -------------------------------------
                                                                                     (IN THOUSANDS)

OPERATIONS:
    Premiums, policy proceeds and other
      considerations received                                                     $ 392,201          $ 192,631
    Net investment income received                                                  124,384            130,341
    Commission and expense allowances received (paid)
      on reinsurance ceded                                                           (1,579)            (9,377)
    Benefits paid                                                                  (337,628)          (539,155)
    Insurance expenses paid                                                         (41,640)           (33,162)
    Other income received net of other expenses paid                                 22,555             42,477
    Net transfers (to) from separate accounts                                      (187,970)            74,563
    Federal income taxes recovered                                                    5,506              4,998
                                                                          -------------------------------------
Net cash used in operations                                                         (24,171)          (136,684)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments of investments:
      Bonds                                                                         425,185            253,283
      Mortgage loans                                                                  1,728                957
      Other invested assets                                                           7,797             30,606
      Net losses on cash and short-term investments                                       -                (14)
      Miscellaneous proceeds                                                          2,617                  -
                                                                          -------------------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                                                  437,327            284,832

                        Integrity Life Insurance Company


                                                                                YEAR ENDED DECEMBER 31,
                                                                                2001               2000
                                                                          -------------------------------------
                                                                                     (IN THOUSANDS)

Cost of investments acquired:
    Bonds                                                                           364,552            321,418
    Preferred stocks                                                                    318                  -
    Common stocks                                                                     9,824                  -
    Mortgage loans                                                                        -             13,340
    Miscellaneous applications                                                        3,968                  -
                                                                          -------------------------------------
Total cost of investments acquired                                                  378,662            334,758
Net increase in policy loans                                                          2,835              3,206
                                                                          -------------------------------------
Net cash provided by (used in) investment activities                                 55,830            (53,132)

FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
    Capital and surplus paid-in                                                           -            120,824
    Deposits on deposit-type contract funds and other
      liabilities without life or disability contingencies                            6,330                  -
    Other sources                                                                     9,898              8,508
                                                                          -------------------------------------
Total other cash provided                                                            16,228            129,332

Other cash applied:
    Withdrawals on deposit-type contract funds and other
      liabilities without life or disability contingencies                           12,649                  -
    Other applications, net                                                          29,107             95,187
                                                                          -------------------------------------
Total other cash applied                                                             41,756             95,187
                                                                          -------------------------------------
Net cash provided by (used in) financing and
    miscellaneous activities                                                        (25,528)            34,145
                                                                          -------------------------------------

Net increase (decrease) in cash and short-term investments                            6,131           (155,671)

Cash and short-term investments at beginning of year                                 21,608            177,279
                                                                          -------------------------------------
Cash and short-term investments at end of year                                     $ 27,739           $ 21,608
                                                                          =====================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company
                 Notes to Financial Statements (Statutory Basis)
                                December 31, 2001

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company (the "Company") and its wholly owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity"), are wholly owned subsidiaries of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of Ohio and currently licensed in 47 states and the District of Columbia, and National Integrity specialize in the asset accumulation business with particular emphasis on retirement savings and investment products.

On March 3, 2000, W&S acquired the Company and National Integrity from ARM Financial Group, Inc. ("ARM") pursuant to a purchase agreement dated December 17, 1999 ("Purchase Agreement"). Under the terms of the Purchase Agreement, W&S placed the entire purchase price of $119.3 million into a recoverable escrow account subject to a number of downward price adjustments. These price adjustments related primarily to an indemnification of losses from the sales or deemed sales of certain securities owned by the Company and National Integrity. In a separate agreement, W&S assigned the right to receive the recovery of the purchase price on indemnified securities to the Company. As of March 31, 2001, the Company had recovered $125.0 million related to the sales of these securities and accrued interest on the escrow funds in full settlement of the escrow account. In accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance, the Company netted realized losses from the sale of such securities with the related gain from indemnification. In addition, the interest maintenance reserve was not reduced by statutory realized losses from the securities sold during 2000 because those losses were netted with indemnification income.

Subsequent to March 3, 2000, the Company and National Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AAA (Highest) for claims paying ability from Duff & Phelps', A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.

The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

SUBSIDIARY

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred tax assets and other assets not specifically designated as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

PREMIUM AND BENEFITS

Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:


                                                                             YEAR ENDED DECEMBER 31,
                                                                             2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Net income (loss) as reported in the accompanying statutory basis
   financial statements                                                          $(5,268)          $ 8,262

Deferred policy acquisition costs, net of amortization                            22,945             7,851
Adjustments to customer deposits                                                 (10,221)           20,063

Adjustments to invested asset carrying values at
  acquisition date                                                                22,722            10,876
Amortization of value of insurance in force                                      (30,530)          (33,607)
Amortization of interest maintenance reserve                                        (820)           (1,337)
Amortization of goodwill                                                          (3,284)           (1,313)
Adjustments for realized investment gains/losses                                  (1,184)            4,415
Adjustments for federal income tax expense                                        (4,320)                -
Investment in subsidiary                                                          11,983              (845)
Other                                                                              1,728           (14,037)
                                                                       ------------------------------------
Net income, GAAP basis                                                           $ 3,751           $   328
                                                                       ====================================

A.       NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                                             YEAR ENDED DECEMBER 31,
                                                                             2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Capital and surplus as reported in the accompanying statutory basis
   financial statements                                                         $202,377          $188,510

Adjustments to customer deposits                                                (153,450)         (155,988)

Adjustments to invested asset carrying values at acquisition date               (116,991)         (175,477)
Asset valuation reserve and interest maintenance reserve                          50,444            45,381
Value of insurance in force                                                      182,054           232,223
Goodwill                                                                         100,505            61,710
Deferred policy acquisition costs                                                 30,796             7,851
Adjustments to investment in subsidiary excluding net unrealized
   gains (losses)                                                                 (6,165)          (31,443)
Net unrealized losses on available-for-sale securities                            (6,127)          (47,725)
Other                                                                            (14,050)          (22,668)
                                                                       ------------------------------------

Stockholder's equity, GAAP basis                                                $269,393          $102,374
                                                                       ====================================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

   Preferred stocks are reported at cost.

   Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related capital unrealized gains and losses were reported in unassigned surplus without any adjustment for federal income taxes.

   There are no restrictions on non-affiliated common or preferred stocks.

   The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

   Short-term investments include investments with remaining maturities of less than one year at the date of acquisition and are principally stated at amortized cost.

   Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

   Mortgage loans and policy loans are reported at unpaid principal balances.

   Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUND ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2000 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial presentation.

B. ACCOUNTING CHANGES

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviation prescribed or permitted by the State of Ohio Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle that decreased unassigned surplus $65.1 million as of January 1, 2001. Included in this total adjustment is a reduction in capital and surplus of approximately $37.5 million in write-downs of impaired invested assets, $24.7 million related to deferred tax assets and $2.9 million of accrued guaranty fund assessments. Despite the negative effect on statutory surplus, management expects the Company to remain in compliance with all regulatory and contractual obligations.

C. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds and preferred stocks are summarized as follows:

                                              COST OR             GROSS            GROSS
                                             AMORTIZED          UNREALIZED       UNREALIZED
                                               COST               GAINS            LOSSES        FAIR VALUE
                                    -----------------------------------------------------------------------
                                                                (IN THOUSANDS)
At December 31, 2001:
Mortgage-backed securities                 $  328,068           $ 4,528         $ 21,919        $  310,677
Corporate securities                          872,386            18,951          101,063           790,274
Asset-backed securities                        99,972             1,993           15,235            86,730
U.S. Treasury securities and
   obligations of U.S. government
   agencies                                    40,788               665              532            40,921
Foreign governments                             3,105                 -              830             2,275

States and political subdivisions               6,450               535                -             6,985
                                    -----------------------------------------------------------------------
Total bonds                                $1,350,769           $26,672         $139,579        $1,237,862
Preferred stocks                               85,631                17           11,990            73,658
                                    -----------------------------------------------------------------------
Total bonds and preferred stocks
                                           $1,436,400           $26,689         $151,569        $1,311,520
                                    =======================================================================


                                              COST OR             GROSS            GROSS
                                             AMORTIZED          UNREALIZED       UNREALIZED
                                               COST               GAINS            LOSSES        FAIR VALUE
                                    -----------------------------------------------------------------------
                                                                (IN THOUSANDS)
At December 31, 2000:
Mortgage-backed securities                 $  344,729            $   60         $ 56,503        $  288,286
Corporate securities                          899,590             3,771           74,890           828,471
Asset-backed securities                       135,205                 -           27,191           108,014
U.S. Treasury securities and
   obligations of U.S. government
   agencies                                    35,548               171                -            35,719
Foreign governments                             3,406                 -              115             3,291

States and political subdivisions               3,840                 -                -             3,840
                                    -----------------------------------------------------------------------
Total bonds                                $1,422,318            $4,002         $158,699        $1,267,621
Preferred stocks                               80,311                 -            1,349            78,962
                                    -----------------------------------------------------------------------
Total bonds and preferred stocks
                                           $1,502,629            $4,002         $160,048        $1,346,583
                                    =======================================================================

Fair values are based on published quotations of the Securities Valuation Office ("SVO") of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of both December 31, 2001 and 2000, the fair value of investments in bonds includes $800 million of bonds that were valued at amortized cost.

The amortized cost of bonds at December 31, 2001 has been reduced by adjustments of $0.9 million to derive the carrying amount of bonds in the balance sheets ($1,349.9 million).

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                                            COST OR
                                                           AMORTIZED           FAIR
                                                              COST             VALUE
                                                   ------------------------------------
                                                                 (IN THOUSANDS)
Years to maturity:
   One or less                                            $   14,068        $   14,423
   After one through five                                    102,460           101,463
   After five through ten                                    310,786           284,657
   After ten                                                 495,415           439,912
   Asset-backed securities                                    99,972            86,730
   Mortgage-backed securities                                328,068           310,677
                                                   ------------------------------------
Total                                                     $1,350,769        $1,237,862
                                                   ====================================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2001 and 2000 were $425.2 million, and $253.3 million; gross gains of $1.9 million and $432,425, and gross losses of $5.6 million and $9.3 million were realized on those sales, respectively.

At December 31, 2001 and 2000, bonds with an admitted asset value of $6,958,555 and $6,988,000 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2001, the Company held unrated or less-than-investment grade bonds of $162.0 million, with an aggregate fair value of $114.6 million. Those holdings amounted to 12% of the Company's investments in bonds and less than 5% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

Unrealized gains and losses on investment in subsidiary and non-affiliated common stocks are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, the investment are summarized as follows:


                                                                  GROSS            GROSS
                                                                UNREALIZED       UNREALIZED
                                                  COST            GAINS            LOSSES        FAIR VALUE
                                       -----------------------------------------------------------------------
                                                                   (IN THOUSANDS)
At December 31, 2001:
   Subsidiary                                    $ 17,823          $41,085              $  -         $ 58,908
   Non-affiliated common stocks                     9,943           45,317               382           54,878
                                       -----------------------------------------------------------------------
                                                 $ 27,766          $86,402              $382         $113,786
                                       =======================================================================
At December 31, 2000:
   Subsidiary                                    $ 17,823          $54,599              $  -         $ 72,422

   Non-affiliated common stocks                       121                -                 -              121
                                       -----------------------------------------------------------------------
                                                 $17,944           $54,599              $  -         $ 72,543
                                       =======================================================================

The Company's mortgage loan portfolio is primarily comprised of commercial and agricultural loans. During 2000, the Company made $13.3 million of new investments in commercial mortgage loans. The Company made no new mortgage loans during 2001. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2001, the Company held no mortgages with interest more than 180 days past due. During 2001, excluding adjustments on adjustable rate mortgages, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                            2001              2000
                                                   ------------------------------------
                                                             (IN THOUSANDS)
Income:
   Bonds                                                    $ 93,625          $111,140
   Preferred stocks                                            6,748             6,349
   Mortgage loans                                              1,751             1,004
   Policy loans                                                8,219             7,932
   Cash and short-term investments                             8,351             8,559
   Other investment income                                     1,092               927
                                                   ------------------------------------
Total investment income                                      119,786           135,911

Investment expenses                                             (988)           (2,483)
                                                   ------------------------------------

Net investment income                                       $118,798          $133,428
                                                   ====================================

There has been no due and accrued investment income excluded from surplus.

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR, as follows:

                                                    YEAR ENDED DECEMBER 31,
                                                     2001              2000
                                           ------------------------------------
                                                     (IN THOUSANDS)
Realized capital losses                             $(15,437)          $(9,005)
Less amount transferred to IMR                        (3,623)           (1,888)
                                           ------------------------------------
Net realized capital losses                         $(11,814)          $(7,117)
                                           ====================================

D. FINANCIAL INSTRUMENTS

The Company has offered equity-indexed products through its separate accounts. In connection with these products, the Company purchased over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options, which are held by the separate account, are recorded at market value of $20.2 million and $31.9 million at December 31, 2001 and 2000, respectively. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company's obligation to pay equity-indexed returns to policyholders.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND EQUITY SECURITIES

Fair values for bonds and equity securities are based on quoted market prices where available. For bonds and equity securities for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                    DECEMBER 31, 2001                  DECEMBER 31, 2000
                                           -----------------------------------------------------------------------
                                                     CARRYING         FAIR           CARRYING             FAIR
                                                      AMOUNT         VALUE            AMOUNT              VALUE
                                           -----------------------------------------------------------------------
                                                                       (IN THOUSANDS)
Assets:
   Bonds                                          $1,349,888        $1,249,601       $1,422,318        $1,212,490
   Preferred stocks                                   85,631            73,766           80,310            79,259
   Non-affiliated common stocks                       54,878            54,878              121               121
   Mortgage loans                                     19,589            19,589           21,318            21,318
   Policy loans                                      110,235           110,235          107,400           107,400
   Cash and short-term investments                    27,739            27,739           21,608            21,608
   Separate account assets                         1,636,626         1,636,626        1,526,535         1,526,535

Liabilities:
   Life and annuity reserves for
     investment-type contracts and deposit
     fund liabilities                             $1,257,178        $1,312,316       $1,295,299        $1,313,733

   Separate accounts annuity reserves              1,565,616         1,564,214        1,455,875         1,453,631

F. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                              YEAR ENDED DECEMBER 31,
                                                               2001              2000
                                                     ------------------------------------
                                                               (IN THOUSANDS)
Direct premiums and amounts assessed
  against policyholders                                       $401,116          $195,202
Reinsurance assumed                                                552               735
Reinsurance ceded                                               (3,136)           (3,306)
                                                     ------------------------------------
Net premiums, annuity considerations and
  deposit-type funds                                          $398,532          $192,631
                                                     ====================================

The Company assumed $551,712 and $734,602 of Variable Life Insurance (VLI) premiums in 2001 and 2000, respectively, from a modified-coinsurance agreement with Safeco Life Insurance Company.

In 2001 and 2000, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2001 if all reinsurance ceded agreements were cancelled is $3,044,503.

G. FEDERAL INCOME TAXES

The Company files a consolidated return with National Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

As of December 31, 2001, the Company and National Integrity had consolidated operating loss carryforwards of $4,012,069 that will expire in years 2021 through 2022. The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $1.7 million from 2001 (none from 2000).

The components of the consolidated carryover for the Company and National Integrity are as follows:

                                                               CARRYOVER              EXPIRATION DATES
                                                         -----------------------  --------------------------

General business credit carryover                                 $     337,517                 2006 - 2009
Foreign tax credit carryover                                      $     145,292                 2003 - 2004
AMT credit carryover                                              $   2,344,692                indefinitely
Capital loss carryover                                            $ 216,419,095                 2004 - 2007


The components of the net deferred tax asset/(liability) at December 31, 2001 are as follows (in thousands):


Gross deferred tax assets                                                       $107,996
Gross deferred tax liabilities                                                     8,560
Deferred tax assets non-admitted                                                  95,080
Increase (decrease) in deferred tax assets non-admitted                          (28,512)

Current income taxes incurred consists of the following major components:

                                                                                  YEAR ENDED DECEMBER 31,
                                                                                  2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)

Current year income tax (benefit)                                                 $1,695           $(7,522)
Tax credits                                                                            -                 -
Current year equity tax                                                                -                 -
Prior year over-accrual of tax reserves                                           (1,630)                -

                                                                       ------------------------------------
Current income tax (benefit) incurred                                             $   65           $(7,552)
                                                                       ====================================

The main components of the 2001 deferred tax amounts are as follows:

Gross Deferred Tax Assets:
Reserves                                                                                          $ 14,057
Bonds/Stocks                                                                                         9,249
DAC                                                                                                  3,548
Capital loss carryover                                                                              72,377
Section 197 intangible                                                                               4,149
Acquisition related goodwill                                                                         1,842
Separate account adjustment                                                                              -
Deferred hedge losses                                                                                2,774
Other                                                                                                    -
Total Deferred Tax Assets                                                                         $107,996
Deferred Tax Assets non-admitted                                                                  $ 95,080
                                                                                        ===================

Gross Deferred Tax Liabilities:
Reserves strengthening                                                                            $  8,560
                                                                                        -------------------

Total Deferred Tax Liabilities                                                                    $  8,560
                                                                                        ===================

Changes in DTAs and DTLs for the year ended 12/31/01 are as follows:

Change in total DTAs                                            $107,996         $130,162          $(22,166)
                                                      ======================================================
DTAs non-admitted                                               $ 95,080         $123,592          $(28,512)
                                                      ======================================================
Change in total DTLs                                            $  8,560         $  2,722          $  5,838
                                                      ======================================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                                 YEAR END DECEMBER 31,
                                                                                 2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)


Federal income tax expense (benefit) computed at statutory rate                   $2,314           $ 2,739

Amortization of value of insurance in force                                       (2,365)           (2,365)
Adjustment to statutory reserves for tax purposes                                  4,866             2,590
Forgiveness of debt - Sec. 108(a)(1)(B)                                                -            (7,951)
Bond discount accrual                                                             (3,074)           (2,121)
Deferred acquisition costs recorded for tax purposes                                 286              (328)
Amortization of interest maintenance reserve                                        (287)             (511)
Other                                                                             (1,675)              395

                                                                       ------------------------------------
Federal income tax expense (benefit)                                              $   65           $(7,552)
                                                                       ====================================

The Company made tax payments in the amount of $4.5 million in 2001 (none in 2000).

H. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from unassigned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory unassigned surplus as of December 31, 2001 or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2002 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2001, the Company did not receive any dividends from National Integrity.

At December 31, 2001, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                                        AMOUNT
                                                 ---------------------
                                                    (IN THOUSANDS)
   Unrealized gains and losses                       $44,053
   Non-admitted asset values                         (95,962)
   Separate account businesses                             -
   Asset valuation reserves                          (31,530)
   Provision for reinsurance                               -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001 and 2000, the Company meets the RBC requirements.

I. RELATED PARTY TRANSACTIONS

During 2001, the Company received a $4.9 million capital contribution from W&S. The capital contribution was in the form of common stock having an original cost to W&S of $4.9 million and a market value at the date of transfer of approximately $50.0 million. During 2000, the Company (i) received $105.8 million in capital contributions from W&S, (ii) received a $15.0 million capital contribution from ARM and (iii) recorded a $41.8 million capital contribution to National Integrity. The Company paid no dividends during 2000 or 2001.

On March 3, 2000, W&S began performing certain administrative and special services for the Company to assist with its business operations. The services include tax compliance and reporting; payroll functions; administrative support services; and investment functions. Before March 3, 2000, certain administrative and special services were provided to the Company through Administrative and Investment Services agreements with ARM, the Company's former parent. During 2001, the Company paid $0.3 million and $0.9 million to

W&S and Ft. Washington (a subsidiary of W&S), respectively, and received $8.5 million from National Integrity related to these services. During 2000, the Company paid $3.0 million and $1.1 million to ARM and Ft. Washington, respectively, and received $6.0 million from National Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2001, the Company had amounts due from National Integrity of $2.4 million and amounts due to Touchstone Securities, Inc. ("Touchstone"), a wholly owned subsidiary of W&S, of $0.4 million. At December 31, 2000, the Company had amounts due to National Integrity of $32.2 million, and amounts of $0.2 million and $16.8 million due from Touchstone and W&S, respectively. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2001.

J. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2001 and 2000, the Company has accrued $3.6 million and $1.4 million, respectively, for guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

K. ANNUITY RESERVES

At December 31, 2001, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                 AMOUNT           PERCENT
                                                                       ------------------------------------
                                                                       (IN THOUSANDS)
   Subject to discretionary withdrawal (with adjustment):
     With market value adjustment                                             $  572,992             20.2%
     At book value less surrender charge of 5% or more                           455,835             16.1%
     At market value                                                             865,451             30.5%
                                                                       ------------------------------------
   Total with adjustment or at market value                                    1,894,278             66.8%
   Subject to discretionary withdrawal (without adjustment) at book
     value with minimal or no charge or adjustment                               297,980             10.5%
   Not subject to discretionary withdrawal                                       642,425             22.7%
                                                                       ------------------------------------
   Total annuity reserves and deposit fund liabilities (before
     reinsurance)                                                              2,834,683              100%
   Less reinsurance ceded                                                        (16,754)         =========
                                                                       ------------------
Net annuity reserves and deposit fund liabilities                             $2,817,929
                                                                       ==================

L. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These policies carry an interest rate guarantee based on the guarantee period selected by the policyholder. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's non-guaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently provided by the Company include the following: return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value, and a death benefit of premium accumulated at 5% annually up to a maximum of 200% of premium. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows:


                                                    SEPARATE ACCOUNTS WITH GUARANTEES
                                           -----------------------------------------------------
                                             NONINDEXED
                                          GUARANTEED LESS     NONINDEXED
                                          THAN / EQUAL TO   GUARANTEED MORE    NONGUARANTEED
                             INDEXED             4%             THAN 4%      SEPARATE ACCOUNTS       TOTAL
                        -----------------------------------------------------------------------------------------
                                                             (IN THOUSANDS)
Premiums, deposits and
   other considerations             $5,137            $129           $263,704         $ 123,588       $  392,558
                        =========================================================================================

Reserves for separate
   accounts with assets
   at fair value                   $94,586         $11,362           $594,217          $884,466       $1,584,631
                        =========================================================================================

Reserves for separate
  accounts by
   withdrawal
    characteristics:
     Subject to
      discretionary
        withdrawal
        (with
        adjustment):
         With market
           adjustment              $48,622         $11,362           $513,008                $-         $572,992
         At book value
           without
           market value
           adjustment
           and with
           current
           surrender
           charge of 5%
           or more                       -               -             81,209                 -           81,209

         At market value                 -               -                  -           884,466          884,466
                        -----------------------------------------------------------------------------------------
     Total with
       adjustment or at
       market value                 48,622          11,362            594,217           884,466        1,538,667
     Not subject to
       discretionary
       withdrawal                   45,964               -                  -                 -           45,694
                        -----------------------------------------------------------------------------------------
Total separate accounts
   reserves                        $94,586         $11,362           $594,214          $884,466       $1,584,631
                        =========================================================================================

Amounts transferred to and from the separate accounts as reported in the Summary of Operations of the Separate Accounts for the year ended December 31, 2001 are as follows:


                        SEPARATE ACCOUNTS WITH GUARANTEES
                        ------------------------------------------------------
                                               NONINDEXED
                                             GUARANTEED LESS     NONINDEXED
                                             THAN / EQUAL TO  GUARANTEED MORE     NONGUARANTEED
                                   INDEXED            4%             THAN 4%       SEPARATE ACCOUNTS      TOTAL
                        ----------------------------------------------------------------------------------------
                                                            (IN THOUSANDS)
Transfers to Separate
   Accounts                       $ 5,137             $129         $ 263,704           $123,588       $ 392,558
Transfers from Separate
   Accounts                         6,839              127           128,516             81,620         217,102
                        ----------------------------------------------------------------------------------------
Net transfers to
(from)
   Separate Accounts              $(1,702)            $  2         $135,188            $41,968        $175,456
                        ========================================================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2001 is presented below:

                                                                                 2001
                                                                          ------------------
                                                                            (IN THOUSANDS)
Transfers as reported in the Summary of Operations of
 the Separate Accounts
   Statement:
     Transfers to separate accounts                                             $392,558
     Transfers from separate accounts                                           (217,102)
                                                                       ------------------
Net transfers to separate accounts                                               175,456

Reconciling adjustments:

Policy deductions and other expense reported as other revenues                      (570)
Other changes in surplus in separate account statement                             7,805
                                                                       ------------------

Transfers as reported in the Summary of Operations                              $182,691
                                                                       ==================

M. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company issued business through the following managing general agents in 2001:

       NAME AND ADDRESS              EIN          EXCLUSIVE    TYPE OF BUSINESS    AUTHORITY        TOTAL
                                                   CONTRACT         WRITTEN         GRANTED    PREMIUMS WRITTEN
----------------------------------------------------------------------------------------------------------------
Signature Financial Services
550 Pinetown Rd., Suite 208      ###-##-####          No        Fixed Annuities  Writing premium  $32,863,331
Ft. Washington, PA 19034
----------------------------------------------------------------------------------------------------------------
Ann Arbor Annuity Exchange
45 Research Drive
Ann Arbor, MI  48103              38-2929874          No        Fixed Annuities      None        $10,632,655

The aggregate remaining premiums written by other managing general agents for 2001 was $31,294,731.

N. OTHER ITEMS

SUPERVISION ORDER

On August 20, 1999, the Ohio Department of Insurance issued a Supervision Order with respect to the Company. The Supervision Order was automatically extended until March 2, 2000, when it was released upon the close of the sale of the Company. Under the terms of the Supervision Order, the Company continued payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but was to receive written consent from the Ohio Department of Insurance for other payments including dividends to ARM. The Supervision Order also suspended the processing of surrenders of policies except in the cases of approved hardship.

FORGIVENESS OF DEBT

During 1998, the Company entered into total yield swap transactions with two former affiliates of the Company, 312 Certificate Company ("312CC") and 212 Certificate Company ("212CC"). 312CC and 212CC were established as special purpose entities to offer privately placed institutional face-amount certificates. These swaps were considered off-balance sheet items.

The swap transactions generally provided that the Company paid an amount that approximated the interest credited to be paid to certificate holders plus outside credit enhancement fees and received the book income of the 312CC and 212CC investment portfolios, less investment advisory expenses. The Company accounted for the swap activity in its guaranteed separate account.

Under the terms of the Purchase Agreement, notes payable outstanding of $7.8 million and $16.4 million for the above-mentioned swap transactions for 312CC and 212CC, respectively, were forgiven or paid off on March 3, 2000.

                                    PART C

                               OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Section 1 - Condensed Financial Information for the Portfolios

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            INTEGRITY LIFE SEPARATE ACCOUNT I:

            Report of Independent Auditors
            Statements of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statements of Changes in Net Assets for the Years Ended December 31, 2001 and 2000
            Notes to Financial Statements

            INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Auditors
            Balance Sheets (Statutory Basis) as of December 31, 2001 and 2000 Statements of Income (Statutory Basis) for the Years Ended December 31, 2001 and 2000 Statements of Changes in Capital and Surplus (Statutory Basis) for the Years Ended December 31, 2001 and 2000 Statements of Cash Flows (Statutory Basis) for the Years Ended December 31, 2001 and 2000 Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of Integrity Life Insurance Company (INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8903), filed on September 19, 1986.

            2.          Not applicable.

            3.(a) Form of Selling/General Agent Agreement between Integrity and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Post Effective Amendment No.5 to Registrant's Form N-4 registration statement (File No. 33-56654) filed May 1, 2000.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51268), filed on August 24, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on
                        November 9, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form S-1 registration statement (File No. 33-51270), filed on August 24, 1992.

            4.(d) Forms of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

            4.(e) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51270), filed on November 10, 1992.

            4.(f) Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Registrant's Form N-4 registration statement filed on December 31, 1992.

            4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

            5. Form of application. Incorporated by reference to Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

            6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

            7. Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

            8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

            8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

            8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1997.


            8.(e) Form of participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Services, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed August 24, 1992.


            8.(f) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-44876) file November 13, 2000.

            8.(g) Form of Participation Agreement among Van Kampen Funds, Inc., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-44876) filed November 13, 2000.

            8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and Integrity incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed May 1, 2001.

            9.          Opinion and Consent of G. Stephen Wastek.

            10.         Consent of Ernst and Young

            11.         Not applicable.

            12.         Not applicable.

            13.         Schedule for computation of performance quotations.
                        Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(2)                                      Director

Dennis L. Carr(1)                                       Director, Executive Vice President & Chief Actuary

John R. Lindholm(1)                                     Director and President

Robert L. Walker(2)                                     Director

William J. Williams(2)                                  Director

Donald J. Wuebbling(2)                                  Director

OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
William J. Williams(2)                                  Chairman of the Board

John F. Barrett(2)                                      Vice Chairman of the Board

John R. Lindholm(1)                                     Director and President

Dennis L. Carr(1)                                       Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Don W. Cummings(1)                                      Senior Vice President & Chief Financial Officer

William F. Ledwin(1)                                    Senior Vice President & Chief Investment Officer

William H. Guth(1)                                      Senior Vice President

Edward J. Haines(1)                                     Senior Vice President

Kevin L. Howard(1)                                      Senior Vice President

Jill R. Keinsley(1)                                     Senior Vice President

Kenneth A. Palmer(1)                                    Senior Vice President, Producer & Client Services

Laurel Durham(1)                                        Vice President, National Sales

David G. Ennis(2)                                       Vice President, Auditor

Phillip E. King(1)                                      Vice President

Paul M. Kruth(1)                                        Vice President

Mark W. Murphy(1)                                       Vice President

Richard K. Taulbee(2)                                   Vice President, Taxes

James J. Vance(2)                                       Vice President & Treasurer

M. Lisa Cooper(1)                                       Product Compliance Officer

Elizabeth A. Rubin(2)                                   Administrative Officer

David L. DiMartino(1)                                   Managing Actuary

Michael W. Collier(1)                                   Director of New Business

Lisa C. Heffley(1)                                      Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                        Director, Financial Operations

Edward J. Babbitt(2)                                    Secretary

Meredith Hettinger(1)                                   Assistant Secretary

Robert F. Morand(2)                                     Assistant Secretary

Lee Ann Risner(1)                                       Assistant Secretary

G. Stephen Wastek(1)                                    Assistant Secretary

Jeffery D. Meek(2)                                      Assistant Treasurer

Heather G. Napier(2)                                    Assistant Treasurer

Elaine M. Reuss(2)                                      Assistant Treasurer

Timothy D. Speed(2)                                     Assistant Treasurer


(1) Principal Business Address: 515 West Market Street, Louisville,
    Kentucky  40202
(2) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

    Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

       Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
           ownership and operation of real estate.

       IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by
           WSLAC; development and marketing of financial products for distribution through financial institutions.

           IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
               development, marketing and support of software systems.

           IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

           Touchstone Securities, Inc.; Nebraska corporation; 100% owned by IFS;
               securities broker-dealer.

           Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
               registered investment adviser.

           IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by
               IFS; general insurance agency.

           IFS Agency, Inc.; Texas corporation; 100% owned by an individual;
               general insurance agency.

           IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by
               William F. Ledwin; general insurance agency.

           Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

           IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
               Financial Services, Inc.; registered broker dealer

           Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS
               Financial Services, Inc; registered transfer agent.

    Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

       National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

    Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
       ownership and operation of real estate.

    Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
       ownership and operation of real estate.

    WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

    Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
       WSLIC; registered investment adviser.

       Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort
           Washington Investment Advisors, Inc.; registered investment adviser.

    Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
       insurance.

       Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life
           Insurance Company; acquiring, owning, managing, leasing, selling real estate.

           Colpick, Inc.; Ohio corporation; 100% owned by Colmain Properties,
               Inc.; acquiring, owning, managing, leasing and selling real estate.

       CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
           Life Insurance Company; holding company.

           Capital Analysts Incorporated; Delaware corporation; 100% owned by
               CAI Holding Company; securities broker-dealer and registered investment advisor.

           Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital
               Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

           Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

           Capital Analysts Insurance Agency, Inc.; Massachusetts corporation;
               100% owned by Capital Analysts Incorporated; general insurance agency.

       CLIC Company I; Delaware corporation; 100% owned by Columbus Life
           Insurance Company; holding company.

       CLIC Company II; Delaware corporation; 100% owned by Columbus Life
           Insurance Company; holding company.

    Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

       Seasons Management Company; Ohio corporation; 100 % owned by Eagle
           Properties, Inc.; management of real estate.

    Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

    WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

    Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
       ownership and operation of real estate.

    AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

    Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

    Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

    W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
       general insurance agency.

ITEM 27.     NUMBER OF CONTRACT OWNERS

            As of March 1, 2002 there were 11,053 contract owners of Separate Account I of Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF INTEGRITY. Integrity's By-Laws provide, in Article V, as follows:

            Section 5.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

            (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, r proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees ,judgements, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

            (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

                        (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                        (2) Any action of suit in which the only liability asserted against a Director is pursuant to
                        Section 1701.95 of the Ohio Revised Code.

            (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

            (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

                        (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                        (2) If the quorum described in division (d)(1) of this
                        Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

                        (3) By the Shareholders; or

                        (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

                        Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article
           (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under
           (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

           (e)(1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

                        (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

                        (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

           (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

           (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

           (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.


ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under Integrity's Separate Accounts II, VUL and Ten; National Integrity Life Insurance Company's Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts I, II, Ten and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
 James N. Clark(1)                         Director

 Jill T. McGruder(3)                       Director, Chief Executive Officer and President

 Edward S. Heenan(1)                       Director and Controller

 William F. Ledwin(1)                      Director

 Donald J. Wuebbling(1)                    Director

 OFFICERS:
----------
 Jill T McGruder(3)                        President and CEO

 Richard K. Taulbee(1)                     Vice President

 Robert F. Morand(1)                       Secretary

 Patricia Wilson(1)                        Chief Compliance Officer

 Edward S. Heenan(1)                       Controller

 James J. Vance(1)                         Vice President and Treasurer

 Robert F. Morand(1)                       Secretary

 Terrie A. Wiedenheft(3)                   Chief Financial Officer

 Don W. Cummings(2)                        Vice President

 Elaine M. Reuss(1)                        Assistant Treasurer

 Jospeh Vap(2)                             Assistant Treasurer

 David L. Anders(2)                        Assistant Vice President

 Laurel S. Durham(2)                       Assistant Vice President

 Lisa C. Heffley(2)                        Assistant Vice President

 Patricia L. Tackett(2)                    Assistant Vice President

 Mark Murphy(2)                            Assistant Vice President

 (1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
 (2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
 (3) Principal Business Address: 221 East Fourth St., Suite 300, Cincinnati, Ohio 45202

 (c)        Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 515 West Market Street, Louisville, Kentucky 40202.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

 ITEM 32.   UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 26th day of April, 2002.


                            SEPARATE ACCOUNT I OF
                      INTEGRITY LIFE INSURANCE COMPANY
                                (Registrant)

                    By:  Integrity Life Insurance Company
                                 (Depositor)



                         By: /s/ John R. Lindholm
                             John R. Lindholm
                                  President



                      INTEGRITY LIFE INSURANCE COMPANY
                                 (Depositor)



                          By: /s/ John R. Lindholm
                              John R. Lindholm
                                  President

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 26th day of April, 2002.


                        INTEGRITY LIFE INSURANCE COMPANY
                                 (Depositor)


                          By:  /s/ John R. Lindholm
                               John R. Lindholm
                                   President

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:               /s/ John R. Lindholm
                                           John R. Lindholm, President
                                           Date: 4/26/2002

PRINCIPAL FINANCIAL OFFICER:               /s/ Don W. Cummings
                                           Don Cummings, Senior Vice President and
                                           Chief Financial Officer
                                           Date: 4/26/2002

PRINCIPAL ACCOUNTING OFFICER:              /s/ Joseph F. Vap
                                           Joseph F. Vap, Director, Financial Operations
                                           Date: 4/26/2002
DIRECTORS:
----------
/s/ John F. Barrett                        /s/ William J. Williams
John F. Barrett                            William J. Williams
Date: 4/26/2002                            Date: 4/26/2002

/s/ Dennis L. Carr                         /s/ Donald J. Wuebbling
Dennis L. Carr                             Donald J. Wuebbling
Date: 4/26/2002                            Date: 4/26/2002

/s/ John R. Lindholm
John R. Lindholm
Date: 4/26/2002

/s/ Robert L. Walker
Robert L. Walker
Date: 4/26/2002

                                  EXHIBIT INDEX
EXHIBIT NUMBER

9.  Opinion and Consent of G. Stephen Wastek

10. Consent of Ernst and Young